GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Australia – 0.2%
1,591	AngloGold Ashanti Ltd. (Materials)	$ 38,771
840	Yancoal Australia Ltd. (Energy)(a)	2,441

		41,212

Brazil – 4.0%
16,713	Ambev SA (Consumer Staples)	47,021
2,117	Atacadao SA (Consumer Staples)	3,914
21,389	B3 SA – Brasil Bolsa Balcao (Financials)	55,624
5,528	Banco Bradesco SA (Financials)	14,322
5,662	Banco BTG Pactual SA (Financials)	29,073
3,361	Banco do Brasil SA (Financials)	29,280
1,416	Banco Santander Brasil SA (Financials)	7,907
2,639	BB Seguridade Participacoes SA (Financials)	15,936
2,044	Caixa Seguridade Participacoes SA (Financials)	4,087
3,787	CCR SA (Industrials)	10,033
4,400	Centrais Eletricas Brasileiras SA (Utilities)	30,325
1,343	Cia de Saneamento Basico do Estado de Sao Paulo (Utilities)	13,779
1,108	Cia Energetica de Minas Gerais (Utilities)	3,706
2,377	Cia Siderurgica Nacional SA (Materials)	5,639
4,430	Cosan SA (Energy)	12,974
741	CPFL Energia SA (Utilities)	4,381
1,679	CSN Mineracao SA (Materials)	1,442
847	Energisa SA (Utilities)	7,283
2,276	Eneva SA (Utilities)*	5,088
691	Engie Brasil Energia SA (Utilities)	5,670
3,717	Equatorial Energia SA (Utilities)	20,429
18,065	Hapvida Participacoes e Investimentos SA (Health Care)*(a)	14,073
1,590	Hypera SA (Health Care)	12,672
1,778	Itau Unibanco Holding SA (Financials)	7,765
3,229	Klabin SA (Materials)	13,226
2,976	Localiza Rent a Car SA (Industrials)	36,047
3,616	Lojas Renner SA (Consumer Discretionary)	13,731
11,398	Magazine Luiza SA (Consumer Discretionary)*	8,456
1,078	Multiplan Empreendimentos Imobiliarios SA (Real Estate)	5,584
3,452	Natura & Co. Holding SA (Consumer Staples)*	9,361

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
777	Neoenergia SA (Utilities)	$ 2,445
8,438	NU Holdings Ltd., Class A (Financials)*	56,872
795	Pagseguro Digital Ltd., Class A (Financials)*	7,910
14,040	Petroleo Brasileiro SA (Energy)	80,070
748	Porto Seguro SA (Financials)	3,492
2,686	PRIO SA (Energy)*	17,930
4,770	Raia Drogasil SA (Consumer Staples)	26,384
4,339	Rede D’Or Sao Luiz SA (Health Care)(a)	24,567
4,757	Rumo SA (Industrials)	19,337
3,559	Sendas Distribuidora SA (Consumer Staples)	7,470
909	StoneCo Ltd., Class A (Financials)*	11,390
2,628	Suzano SA (Materials)	22,976
1,540	Telefonica Brasil SA (Communication Services)	12,027
3,194	TIM SA (Communication Services)	8,705
1,977	TOTVS SA (Information Technology)	11,101
2,921	Ultrapar Participacoes SA (Energy)	9,655
14,882	Vale SA (Materials)	185,404
4,472	Vibra Energia SA (Consumer Discretionary)	14,048
5,632	WEG SA (Industrials)	41,356
1,292	XP, Inc., Class A (Financials)*	22,804

		1,034,771

Chile – 0.4%
169,077	Banco de Chile (Financials)	17,007
269	Banco de Credito e Inversiones SA (Financials)	7,866
245,969	Banco Santander Chile (Financials)	10,634
4,971	Cencosud SA (Consumer Staples)	9,341
498	Cia Cervecerias Unidas SA (Consumer Staples)	3,639
57,281	Cia Sud Americana de Vapores SA (Industrials)	4,190
4,196	Empresas CMPC SA (Materials)	7,137
1,566	Empresas Copec SA (Energy)	11,251
78,447	Enel Americas SA (Utilities)*	10,062
98,102	Enel Chile SA (Utilities)	5,362
4,474	Falabella SA (Consumer Discretionary)	9,808
1,088	Quinenco SA (Industrials)	3,875

		100,172

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – 27.4%
1,665	360 Security Technology, Inc., Class A (Information Technology)	$ 3,260
368	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A (Communication Services)	1,686
162	Advanced Micro-Fabrication Equipment Inc China, Class A (Information Technology)*	3,941
224	AECC Aero-Engine Control Co. Ltd., Class A (Industrials)	748
562	AECC Aviation Power Co. Ltd., Class A (Industrials)	3,135
18,544	Agricultural Bank of China Ltd., Class A (Financials)	9,160
107,293	Agricultural Bank of China Ltd., Class H (Financials)	40,432
1,694	Aier Eye Hospital Group Co. Ltd., Class A (Health Care)	6,371
964	AIM Vaccine Co. Ltd. (Health Care)*	6,403
150	AIMA Technology Group Co. Ltd., Class A (Consumer Discretionary)	798
1,584	Air China Ltd., Class A (Industrials)*	1,938
6,735	Air China Ltd., Class H (Industrials)*	5,119
645	Airtac International Group (Industrials)	20,823
400	Aisino Corp., Class A (Information Technology)	807
1,960	Akeso, Inc. (Health Care)*(a)	8,738
64,455	Alibaba Group Holding Ltd. (Consumer Discretionary)*	641,401
3,264	Aluminum Corp. of China Ltd., Class A (Materials)	2,478
14,073	Aluminum Corp. of China Ltd., Class H (Materials)	6,220
162	Amlogic Shanghai Co. Ltd., Class A (Information Technology)*	2,041
1,454	Angang Steel Co. Ltd., Class A (Materials)	575
5,518	Angang Steel Co. Ltd., Class H (Materials)*	1,480
231	Angel Yeast Co. Ltd., Class A (Consumer Staples)	1,179
973	Anhui Conch Cement Co. Ltd., Class A (Materials)	3,422
4,625	Anhui Conch Cement Co. Ltd., Class H (Materials)	12,289

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
295	Anhui Gujing Distillery Co. Ltd., Class A (Consumer Staples)	$ 10,429
500	Anhui Jianghuai Automobile Group Corp. Ltd., Class A (Consumer Discretionary)	819
105	Anhui Kouzi Distillery Co. Ltd., Class A (Consumer Staples)	797
162	Anhui Yingjia Distillery Co. Ltd., Class A (Consumer Staples)*	1,283
81	Anjoy Foods Group Co. Ltd., Class A (Consumer Staples)	1,752
100	Anker Innovations Technology Co. Ltd., Class A (Information Technology)	1,038
4,652	ANTA Sports Products Ltd. (Consumer Discretionary)	47,511
243	Apeloa Pharmaceutical Co. Ltd., Class A (Health Care)	633
74	Asymchem Laboratories Tianjin Co. Ltd., Class A (Health Care)	1,369
87	Asymchem Laboratories Tianjin Co. Ltd., Class H (Health Care)(a)	1,160
100	Autobio Diagnostics Co. Ltd., Class A (Health Care)	797
267	Autohome, Inc. ADR (Communication Services)	7,642
439	Avary Holding Shenzhen Co. Ltd., Class A (Information Technology)	1,566
2,130	AVIC Industry-Finance Holdings Co. Ltd., Class A (Financials)	1,154
8,926	AviChina Industry & Technology Co. Ltd., Class H (Industrials)	4,321
1,068	Baidu, Inc. ADR (Communication Services)*	131,204
5,223	Bank of Beijing Co. Ltd., Class A (Financials)	3,467
900	Bank of Changsha Co. Ltd., Class A (Financials)	1,013
895	Bank of Chengdu Co. Ltd., Class A (Financials)	1,579
9,711	Bank of China Ltd., Class A (Financials)	5,315
317,146	Bank of China Ltd., Class H (Financials)	124,375
9,203	Bank of Communications Co. Ltd., Class A (Financials)	7,555

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
28,405	Bank of Communications Co. Ltd., Class H (Financials)	$ 18,324
1,410	Bank of Hangzhou Co. Ltd., Class A (Financials)	2,297
3,462	Bank of Jiangsu Co. Ltd., Class A (Financials)*	3,605
2,384	Bank of Nanjing Co. Ltd., Class A (Financials)	2,824
1,552	Bank of Ningbo Co. Ltd., Class A (Financials)	5,358
3,454	Bank of Shanghai Co. Ltd., Class A (Financials)	2,991
1,579	Bank of Zhengzhou Co. Ltd., Class A (Financials)*	512
5,236	Bank of Zhengzhou Co. Ltd., Class H (Financials)*(a)	702
5,347	Baoshan Iron & Steel Co. Ltd., Class A (Materials)	4,412
2,027	BBMG Corp., Class A (Materials)	620
8,441	BBMG Corp., Class H (Materials)	917
262	BeiGene Ltd. ADR (Health Care)*	57,884
1,054	Beijing Dabeinong Technology Group Co. Ltd., Class A (Consumer Staples)	951
81	Beijing Easpring Material Technology Co. Ltd., Class A (Industrials)*	557
200	Beijing E-Hualu Information Technology Co. Ltd., Class A (Information Technology)*	1,037
649	Beijing Enlight Media Co. Ltd., Class A (Communication Services)	802
1,870	Beijing Enterprises Holdings Ltd. (Utilities)	7,226
15,223	Beijing Enterprises Water Group Ltd. (Utilities)	3,734
162	Beijing Kingsoft Office Software, Inc., Class A (Information Technology)*	9,821
311	Beijing New Building Materials PLC, Class A (Industrials)	992
730	Beijing Originwater Technology Co. Ltd., Class A (Industrials)	571
341	Beijing Shiji Information Technology Co. Ltd., Class A (Information Technology)	933
568	Beijing Shougang Co. Ltd., Class A (Materials)	284

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
400	Beijing Tiantan Biological Products Corp. Ltd., Class A (Health Care)	$ 1,566
324	Beijing Tongrentang Co. Ltd., Class A (Health Care)	2,755
118	Beijing United Information Technology Co. Ltd., Class A (Industrials)*	759
136	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A (Health Care)*	1,775
600	Beijing Yanjing Brewery Co. Ltd., Class A (Consumer Staples)	973
11,200	Beijing-Shanghai High Speed Railway Co. Ltd., Class A (Industrials)	9,069
1,800	Beiqi Foton Motor Co. Ltd., Class A (Consumer Discretionary)*	786
81	Bethel Automotive Safety Systems Co. Ltd., Class A (Consumer Discretionary)	805
81	Betta Pharmaceuticals Co. Ltd., Class A (Health Care)*	641
134	BGI Genomics Co. Ltd., Class A (Health Care)	1,107
887	Bilibili, Inc., Class Z (Communication Services)*	14,447
162	Bloomage Biotechnology Corp. Ltd., Class A (Health Care)*	2,003
821	BOC Aviation Ltd. (Industrials)(a)	6,036
13,610	BOC Hong Kong Holdings Ltd. (Financials)	40,422
568	BOC International China Co. Ltd., Class A (Financials)	867
8,937	BOE Technology Group Co. Ltd., Class A (Information Technology)*	4,979
300	BTG Hotels Group Co. Ltd., Class A (Consumer Discretionary)	834
395	BYD Co. Ltd., Class A (Consumer Discretionary)	14,061
3,670	BYD Co. Ltd., Class H (Consumer Discretionary)	110,828
249	By-health Co. Ltd., Class A (Consumer Staples)	795
2,749	C&D International Investment Group Ltd. (Real Estate)*	6,911
1,057	Caitong Securities Co. Ltd., Class A (Financials)	1,110

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
381	CALB Group Co. Ltd. (Consumer Discretionary)*(a)	$ 886
210	Canmax Technologies Co. Ltd., Class A (Materials)	986
341	CanSino Biologics, Inc., Class H (Health Care)(a)	1,268
1,297	CECEP Wind-Power Corp., Class A (Utilities)*	701
162	CETC Cyberspace Security Technology Co. Ltd., Class A (Information Technology)	673
3,486	CGN Power Co. Ltd., Class A (Utilities)	1,521
38,857	CGN Power Co. Ltd., Class H (Utilities)(a)	9,332
81	Changchun High & New Technology Industry Group, Inc., Class A (Health Care)	1,812
1,288	Changjiang Securities Co. Ltd., Class A (Financials)	1,086
81	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A (Consumer Discretionary)*	1,205
421	Chaozhou Three-Circle Group Co. Ltd., Class A (Information Technology)	1,781
243	Chengxin Lithium Group Co. Ltd., Class A (Materials)	1,031
400	Chifeng Jilong Gold Mining Co. Ltd., Class A (Materials)*	900
649	China Baoan Group Co. Ltd., Class A (Industrials)	1,101
10,245	China Bohai Bank Co. Ltd., Class H (Financials)*(a)	1,492
33,517	China Cinda Asset Management Co. Ltd., Class H (Financials)	3,725
1,401	China CITIC Bank Corp. Ltd., Class A (Financials)	1,268
39,293	China CITIC Bank Corp. Ltd., Class H (Financials)	20,680
805	China Coal Energy Co. Ltd., Class A (Energy)	922
8,272	China Coal Energy Co. Ltd., Class H (Energy)	6,256
5,469	China Conch Venture Holdings Ltd. (Industrials)	6,874

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,288	China Construction Bank Corp., Class A (Financials)	$ 2,055
357,185	China Construction Bank Corp., Class H (Financials)	228,595
968	China CSSC Holdings Ltd., Class A (Industrials)	3,915
1,891	China Eastern Airlines Corp. Ltd., Class A (Industrials)*	1,239
7,786	China Eastern Airlines Corp. Ltd., Class H (Industrials)*	2,626
7,357	China Energy Engineering Corp. Ltd., Class A (Industrials)	2,478
23,187	China Energy Engineering Corp. Ltd., Class H (Industrials)	3,051
9,951	China Everbright Bank Co. Ltd., Class A (Financials)	4,399
28,839	China Everbright Bank Co. Ltd., Class H (Financials)*	8,878
13,867	China Everbright Environment Group Ltd. (Industrials)	5,420
14,770	China Evergrande Group (Real Estate)*(b)	—
12,614	China Feihe Ltd. (Consumer Staples)(a)	7,332
805	China Galaxy Securities Co. Ltd., Class A (Financials)	1,283
14,476	China Galaxy Securities Co. Ltd., Class H (Financials)	7,804
568	China Great Wall Securities Co. Ltd., Class A (Financials)*	674
737	China Greatwall Technology Group Co. Ltd., Class A (Information Technology)	1,245
9,026	China Hongqiao Group Ltd. (Materials)	6,411
44,203	China Huarong Asset Management Co. Ltd., Class H (Financials)*(a)	2,146
405	China International Capital Corp. Ltd., Class A (Financials)	2,367
5,631	China International Capital Corp. Ltd., Class H (Financials)(a)	10,301
674	China International Marine Containers Group Co. Ltd., Class A (Industrials)	646
26,305	China Jinmao Holdings Group Ltd. (Real Estate)	3,763
962	China Jushi Co. Ltd., Class A (Materials)	1,840

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,836	China Lesso Group Holdings Ltd. (Industrials)	$ 2,533
474	China Life Insurance Co. Ltd., Class A (Financials)	2,484
28,221	China Life Insurance Co. Ltd., Class H (Financials)	47,658
1,369	China Literature Ltd. (Communication Services)*(a)	5,176
13,194	China Longyuan Power Group Corp. Ltd., Class H (Utilities)	14,798
4,691	China Medical System Holdings Ltd. (Health Care)	6,592
4,798	China Merchants Bank Co. Ltd., Class A (Financials)	21,748
14,352	China Merchants Bank Co. Ltd., Class H (Financials)	66,734
1,946	China Merchants Energy Shipping Co. Ltd., Class A (Energy)	1,559
868	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A (Industrials)	1,147
5,137	China Merchants Port Holdings Co. Ltd. (Industrials)	7,455
1,779	China Merchants Securities Co. Ltd., Class A (Financials)	3,473
3,462	China Merchants Securities Co. Ltd., Class H (Financials)(a)	3,290
1,541	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A (Real Estate)	2,742
8,432	China Minsheng Banking Corp. Ltd., Class A (Financials)	4,686
26,209	China Minsheng Banking Corp. Ltd., Class H (Financials)	10,379
15,489	China National Building Material Co. Ltd., Class H (Materials)	8,765
1,459	China National Chemical Engineering Co. Ltd., Class A (Industrials)	1,751
200	China National Medicines Corp. Ltd., Class A (Health Care)	1,123
4,459	China National Nuclear Power Co. Ltd., Class A (Utilities)	4,405

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	China National Software & Service Co. Ltd., Class A (Information Technology)	$ 1,705
872	China Northern Rare Earth Group High-Tech Co. Ltd., Class A (Materials)	2,920
243	China Oilfield Services Ltd., Class A (Energy)	482
7,155	China Oilfield Services Ltd., Class H (Energy)	7,294
14,072	China Overseas Land & Investment Ltd. (Real Estate)	28,546
4,839	China Overseas Property Holdings Ltd. (Real Estate)	4,438
1,572	China Pacific Insurance Group Co. Ltd., Class A (Financials)	6,144
9,581	China Pacific Insurance Group Co. Ltd., Class H (Financials)	24,233
7,838	China Petroleum & Chemical Corp., Class A (Energy)	6,996
91,072	China Petroleum & Chemical Corp., Class H (Energy)	57,354
19,667	China Power International Development Ltd. (Utilities)	7,487
4,886	China Railway Group Ltd., Class A (Industrials)	5,410
15,798	China Railway Group Ltd., Class H (Industrials)	10,413
1,501	China Railway Signal & Communication Corp. Ltd., Class A (Information Technology)	1,255
6,403	China Railway Signal & Communication Corp. Ltd., Class H (Information Technology)(a)	2,617
243	China Rare Earth Resources And Technology Co. Ltd., Class A (Materials)*	1,064
5,917	China Resources Beer Holdings Co. Ltd. (Consumer Staples)	37,339
8,681	China Resources Cement Holdings Ltd. (Materials)	3,160
3,519	China Resources Gas Group Ltd. (Utilities)	11,575
10,939	China Resources Land Ltd. (Real Estate)	40,943
243	China Resources Microelectronics Ltd., Class A (Information Technology)	2,028

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,275	China Resources Mixc Lifestyle Services Ltd. (Real Estate)(a)	$ 10,360
6,169	China Resources Pharmaceutical Group Ltd. (Health Care)(a)	5,918
7,019	China Resources Power Holdings Co. Ltd. (Utilities)	16,211
243	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A (Health Care)	2,228
1,568	China Shenhua Energy Co. Ltd., Class A (Energy)	6,212
12,809	China Shenhua Energy Co. Ltd., Class H (Energy)	40,497
2,589	China Southern Airlines Co. Ltd., Class A (Industrials)*	2,278
6,540	China Southern Airlines Co. Ltd., Class H (Industrials)*	3,768
600	China Southern Power Grid Energy Efficiency & Clean Energy Co. Ltd., Class A (Industrials)	516
300	China Southern Power Grid Energy Storage Co. Ltd., Class A (Utilities)	531
9,973	China State Construction Engineering Corp. Ltd., Class A (Industrials)	8,257
6,974	China State Construction International Holdings Ltd. (Industrials)	7,884
405	China Suntien Green Energy Corp. Ltd., Class A (Energy)	515
6,834	China Suntien Green Energy Corp. Ltd., Class H (Energy)	2,584
5,536	China Taiping Insurance Holdings Co. Ltd. (Financials)	5,771
6,811	China Three Gorges Renewables Group Co. Ltd., Class A (Utilities)	5,190
404	China Tourism Group Duty Free Corp. Ltd., Class A (Consumer Discretionary)	6,979
338	China Tourism Group Duty Free Corp. Ltd., Class H (Consumer Discretionary)*(a)	5,380
164,556	China Tower Corp. Ltd., Class H (Communication Services)(a)	18,078
7,541	China United Network Communications Ltd., Class A (Communication Services)	5,207

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,361	China Vanke Co. Ltd., Class A (Real Estate)	$ 4,718
8,368	China Vanke Co. Ltd., Class H (Real Estate)	11,053
1,200	China XD Electric Co. Ltd., Class A (Industrials)	903
5,327	China Yangtze Power Co. Ltd., Class A (Utilities)	16,828
162	China Zhenhua Group Science & Technology Co. Ltd., Class A (Information Technology)	2,096
4,376	China Zheshang Bank Co. Ltd., Class A (Financials)	1,762
147	Chongqing Brewery Co. Ltd., Class A (Consumer Staples)	1,840
3,497	Chongqing Changan Automobile Co. Ltd., Class A (Consumer Discretionary)	5,864
1,421	Chongqing Hongjiu Fruit Co. Ltd., Class H (Consumer Staples)*	3,492
2,270	Chongqing Rural Commercial Bank Co. Ltd., Class A (Financials)	1,258
9,210	Chongqing Rural Commercial Bank Co. Ltd., Class H (Financials)	3,177
349	Chongqing Zhifei Biological Products Co. Ltd., Class A (Health Care)	3,443
24,129	CITIC Ltd. (Industrials)	27,864
405	Citic Pacific Special Steel Group Co. Ltd., Class A (Materials)	858
2,687	CITIC Securities Co. Ltd., Class A (Financials)	7,560
7,344	CITIC Securities Co. Ltd., Class H (Financials)	13,528
4,098	CMOC Group Ltd., Class A (Materials)	3,013
14,192	CMOC Group Ltd., Class H (Materials)	7,415
162	CNGR Advanced Material Co. Ltd., Class A (Materials)*	1,309
1,400	CNOOC Energy Technology & Services Ltd., Class A (Energy)	648
892	CNPC Capital Co. Ltd., Class A (Industrials)	980
960	Contemporary Amperex Technology Co. Ltd., Class A (Industrials)	29,796
2,351	COSCO SHIPPING Development Co. Ltd., Class A (Industrials)	825

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
892	COSCO SHIPPING Energy Transportation Co. Ltd., Class A (Energy)*	$ 1,401
5,118	COSCO SHIPPING Energy Transportation Co. Ltd., Class H (Energy)*	4,322
3,033	COSCO SHIPPING Holdings Co. Ltd., Class A (Industrials)	4,444
12,452	COSCO SHIPPING Holdings Co. Ltd., Class H (Industrials)	10,975
51,536	Country Garden Holdings Co. Ltd. (Real Estate)(c)	9,480
8,473	Country Garden Services Holdings Co. Ltd. (Real Estate)	9,860
5,700	CRRC Corp. Ltd., Class A (Industrials)	5,631
17,089	CRRC Corp. Ltd., Class H (Industrials)	10,588
892	CSC Financial Co. Ltd., Class A (Financials)	3,178
3,592	CSC Financial Co. Ltd., Class H (Financials)(a)	3,937
8,115	Dali Foods Group Co. Ltd. (Consumer Staples)(a)	2,706
3,568	Daqin Railway Co. Ltd., Class A (Industrials)	3,825
182	DaShenLin Pharmaceutical Group Co. Ltd., Class A (Consumer Staples)	831
1,454	Datang International Power Generation Co. Ltd., Class A (Utilities)*	749
11,084	Datang International Power Generation Co. Ltd., Class H (Utilities)*	2,265
730	DHC Software Co. Ltd., Class A (Information Technology)	755
226	Do-Fluoride New Materials Co. Ltd., Class A (Materials)	634
158	Dong-E-E-Jiao Co. Ltd., Class A (Health Care)	1,095
603	Dongfang Electric Corp. Ltd., Class A (Industrials)	1,523
1,344	Dongfang Electric Corp. Ltd., Class H (Industrials)	1,772
10,486	Dongfeng Motor Group Co. Ltd., Class H (Consumer Discretionary)	4,541
765	Dongxing Securities Co. Ltd., Class A (Financials)	879
3,581	East Money Information Co. Ltd., Class A (Financials)	7,046

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
81	Eastroc Beverage Group Co. Ltd., Class A (Consumer Staples)*	$ 1,803
162	Ecovacs Robotics Co. Ltd., Class A (Consumer Discretionary)	1,574
2,890	ENN Energy Holdings Ltd. (Utilities)	33,595
530	ENN Natural Gas Co. Ltd., Class A (Utilities)	1,440
100	Eoptolink Technology, Inc. Ltd., Class A (Information Technology)	1,185
500	Eve Energy Co. Ltd., Class A (Industrials)	4,491
947	Everbright Securities Co. Ltd., Class A (Financials)	2,105
12,467	Evergrande Property Services Group Ltd. (Real Estate)*(a)(b)	—
1,120	Fangda Carbon New Material Co. Ltd., Class A (Industrials)*	993
583	FAW Jiefang Group Co. Ltd., Class A (Industrials)	663
1,054	First Capital Securities Co. Ltd., Class A (Financials)	868
279	Flat Glass Group Co. Ltd., Class A (Information Technology)	1,264
1,683	Flat Glass Group Co. Ltd., Class H (Information Technology)	4,730
3,440	Focus Media Information Technology Co. Ltd., Class A (Communication Services)	3,099
827	Foshan Haitian Flavouring & Food Co. Ltd., Class A (Consumer Staples)*	7,021
1,900	Founder Securities Co. Ltd., Class A (Financials)	1,861
2,394	Foxconn Industrial Internet Co. Ltd., Class A (Information Technology)	6,064
264	Fujian Sunner Development Co. Ltd., Class A (Consumer Staples)	701
2,933	Full Truck Alliance Co. Ltd. ADR (Industrials)*	17,041
474	Fuyao Glass Industry Group Co. Ltd., Class A (Consumer Discretionary)	2,158
2,397	Fuyao Glass Industry Group Co. Ltd., Class H (Consumer Discretionary)(a)	8,727
322	Ganfeng Lithium Group Co. Ltd., Class A (Materials)	2,802

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,531	Ganfeng Lithium Group Co. Ltd., Class H (Materials)(a)	$ 9,691
4,378	GD Power Development Co. Ltd., Class A (Utilities)*	2,507
676	GDS Holdings Ltd. ADR (Information Technology)*(c)	6,598
1,135	GEM Co. Ltd., Class A (Materials)	1,062
1,024	Gemdale Corp., Class A (Real Estate)	1,042
4,335	Genscript Biotech Corp. (Health Care)*	9,591
1,452	GF Securities Co. Ltd., Class A (Financials)	3,036
3,843	GF Securities Co. Ltd., Class H (Financials)	5,341
1,494	Giant Biogene Holding Co. Ltd. (Consumer Staples)*(a)	6,260
500	Giant Network Group Co. Ltd., Class A (Communication Services)	1,462
148	GigaDevice Semiconductor, Inc., Class A (Information Technology)	2,301
122	Ginlong Technologies Co. Ltd., Class A (Industrials)*	1,709
790	GoerTek, Inc., Class A (Information Technology)	2,038
100	Gongniu Group Co. Ltd., Class A (Industrials)*	2,125
324	Gotion High-tech Co. Ltd., Class A (Industrials)	1,210
555	Great Wall Motor Co. Ltd., Class A (Consumer Discretionary)*	1,759
8,794	Great Wall Motor Co. Ltd., Class H (Consumer Discretionary)*(c)	9,032
1,297	Gree Electric Appliances Inc of Zhuhai, Class A (Consumer Discretionary)	6,003
2,300	Greenland Holdings Corp. Ltd., Class A (Real Estate)*	946
3,942	Greentown China Holdings Ltd. (Real Estate)	3,701
600	GRG Banking Equipment Co. Ltd., Class A (Information Technology)	1,051
368	Guangdong Haid Group Co. Ltd., Class A (Consumer Staples)	2,388
11,077	Guangdong Investment Ltd. (Utilities)	9,438
81	Guangdong Kinlong Hardware Products Co. Ltd., Class A (Industrials)	719

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,622	Guanghui Energy Co. Ltd., Class A (Energy)	$ 1,653
597	Guangzhou Automobile Group Co. Ltd., Class A (Consumer Discretionary)	854
11,159	Guangzhou Automobile Group Co. Ltd., Class H (Consumer Discretionary)	6,400
500	Guangzhou Baiyun International Airport Co. Ltd., Class A (Industrials)*	996
316	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A (Health Care)	1,592
868	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care)	2,911
81	Guangzhou Great Power Energy & Technology Co. Ltd., Class A (Industrials)	533
147	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A (Health Care)	1,426
158	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (Information Technology)*	1,376
486	Guangzhou Tinci Materials Technology Co. Ltd., Class A (Materials)	2,789
685	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A (Financials)	650
500	Guolian Securities Co. Ltd., Class A (Financials)	674
1,162	Guosen Securities Co. Ltd., Class A (Financials)	1,502
1,742	Guotai Junan Securities Co. Ltd., Class A (Financials)	3,618
3,272	Guotai Junan Securities Co. Ltd., Class H (Financials)(a)	4,029
1,136	Guoyuan Securities Co. Ltd., Class A (Financials)	1,068
729	H World Group Ltd. ADR (Consumer Discretionary)*	26,696
6,405	Haidilao International Holding Ltd. (Consumer Discretionary)*(a)	13,484
1,455	Haier Smart Home Co. Ltd., Class A (Consumer Discretionary)	4,386
8,951	Haier Smart Home Co. Ltd., Class H (Consumer Discretionary)	25,670
9,700	Hainan Airlines Holding Co. Ltd., Class A (Industrials)*	2,328

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,996	Haitian International Holdings Ltd. (Industrials)	$ 4,533
2,226	Haitong Securities Co. Ltd., Class A (Financials)	2,940
9,986	Haitong Securities Co. Ltd., Class H (Financials)	6,633
205	Han’s Laser Technology Industry Group Co. Ltd., Class A (Industrials)	695
730	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A (Real Estate)	864
162	Hangzhou Chang Chuan Technology Co. Ltd., Class A (Information Technology)	1,148
466	Hangzhou First Applied Material Co. Ltd., Class A (Information Technology)	2,004
162	Hangzhou Lion Electronics Co. Ltd., Class A (Information Technology)*	926
243	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	1,218
211	Hangzhou Robam Appliances Co. Ltd., Class A (Consumer Discretionary)	692
243	Hangzhou Silan Microelectronics Co. Ltd., Class A (Information Technology)	1,090
174	Hangzhou Tigermed Consulting Co. Ltd., Class A (Health Care)*	1,973
486	Hangzhou Tigermed Consulting Co. Ltd., Class H (Health Care)(a)	3,644
4,236	Hansoh Pharmaceutical Group Co. Ltd. (Health Care)(a)	7,013
162	Haohua Chemical Science & Technology Co. Ltd., Class A (Materials)	886
200	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A (Consumer Staples)	752
300	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A (Consumer Staples)	1,135
200	Hefei Meiya Optoelectronic Technology, Inc., Class A (Industrials)	696
568	Henan Shenhuo Coal & Power Co. Ltd., Class A (Materials)	1,019
730	Henan Shuanghui Investment & Development Co. Ltd., Class A (Consumer Staples)	2,518

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
2,343	Hengan International Group Co. Ltd. (Consumer Staples)	$ 9,967
405	Hengdian Group DMEGC Magnetics Co. Ltd., Class A (Information Technology)	1,030
1,459	Hengli Petrochemical Co. Ltd., Class A (Materials)	3,233
568	Hengtong Optic-electric Co. Ltd., Class A (Information Technology)	1,153
1,052	Hengyi Petrochemical Co. Ltd., Class A (Materials)	989
2,399	Hesteel Co. Ltd., Class A (Materials)	771
124	Hithink RoyalFlush Information Network Co. Ltd., Class A (Financials)	2,799
146	Hongfa Technology Co. Ltd., Class A (Industrials)	620
500	Hongta Securities Co. Ltd., Class A (Financials)	556
162	Hoshine Silicon Industry Co. Ltd., Class A (Materials)	1,531
114	Hoyuan Green Energy Co. Ltd., Class A (Industrials)	1,236
2,998	Hua Hong Semiconductor Ltd. (Information Technology)*(a)	9,708
1,595	Huadian Power International Corp. Ltd., Class A (Utilities)	1,596
6,942	Huadian Power International Corp. Ltd., Class H (Utilities)	3,858
421	Huadong Medicine Co. Ltd., Class A (Health Care)	2,301
1,173	Huafon Chemical Co. Ltd., Class A (Materials)	1,106
200	Huagong Tech Co. Ltd., Class A (Information Technology)	974
568	Huaibei Mining Holdings Co. Ltd., Class A (Materials)	1,043
402	Hualan Biological Engineering, Inc., Class A (Health Care)	1,271
100	Huali Industrial Group Co. Ltd., Class A (Consumer Discretionary)	555
1,211	Huaneng Lancang River Hydropower, Inc., Class A (Utilities)	1,275

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,765	Huaneng Power International, Inc., Class A (Utilities)*	$ 2,521
15,148	Huaneng Power International, Inc., Class H (Utilities)*	9,733
1,865	Huatai Securities Co. Ltd., Class A (Financials)	3,541
5,030	Huatai Securities Co. Ltd., Class H (Financials)(a)	6,291
713	Huaxi Securities Co. Ltd., Class A (Financials)	830
3,048	Huaxia Bank Co. Ltd., Class A (Financials)	2,472
324	Huaxin Cement Co. Ltd., Class A (Materials)	578
731	Huayu Automotive Systems Co. Ltd., Class A (Consumer Discretionary)	1,791
973	Hubei Energy Group Co. Ltd., Class A (Utilities)	649
200	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A (Health Care)*	890
243	Hubei Xingfa Chemicals Group Co. Ltd., Class A (Materials)	729
162	Huizhou Desay Sv Automotive Co. Ltd., Class A (Consumer Discretionary)	2,580
324	Humanwell Healthcare Group Co. Ltd., Class A (Health Care)	1,194
439	Hunan Changyuan Lico Co. Ltd., Class A (Materials)*	704
1,784	Hunan Valin Steel Co. Ltd., Class A (Materials)	1,217
454	Hundsun Technologies, Inc., Class A (Information Technology)	2,706
1,315	Hygeia Healthcare Holdings Co. Ltd. (Health Care)*(a)	7,736
566	Iflytek Co. Ltd., Class A (Information Technology)	4,746
81	Imeik Technology Development Co. Ltd., Class A (Health Care)	5,122
12,258	Industrial & Commercial Bank of China Ltd., Class A (Financials)	8,309
262,123	Industrial & Commercial Bank of China Ltd., Class H (Financials)	140,299
5,011	Industrial Bank Co. Ltd., Class A (Financials)	11,645

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,603	Industrial Securities Co. Ltd., Class A (Financials)	$ 1,377
81	Ingenic Semiconductor Co. Ltd., Class A (Information Technology)	1,073
10,821	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A (Materials)	2,779
500	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A (Energy)	931
1,151	Inner Mongolia ERDOS Resources Co. Ltd., Class A (Materials)	2,237
2,000	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A (Materials)	1,232
1,487	Inner Mongolia Yili Industrial Group Co. Ltd., Class A (Consumer Staples)	6,012
2,558	Inner Mongolia Yitai Coal Co. Ltd., Class H (Energy)	5,437
892	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A (Materials)	834
4,621	Innovent Biologics, Inc. (Health Care)*(a)	21,664
324	Inspur Electronic Information Industry Co. Ltd., Class A (Information Technology)*	2,026
1,755	iQIYI, Inc. ADR (Communication Services)*	7,125
100	Isoftstone Information Technology Group Co. Ltd., Class A (Information Technology)	579
800	JA Solar Technology Co. Ltd., Class A (Information Technology)	4,042
174	Jafron Biomedical Co. Ltd., Class A (Health Care)	675
211	Jason Furniture Hangzhou Co. Ltd., Class A (Consumer Discretionary)	1,045
405	JCET Group Co. Ltd., Class A (Information Technology)	1,773
3,741	JD Health International, Inc. (Consumer Staples)*(a)	23,058
6,807	JD Logistics, Inc. (Industrials)*(a)	10,887
4,550	JD.com, Inc. ADR (Consumer Discretionary)	148,330
1,473	Jiangsu Eastern Shenghong Co. Ltd., Class A (Materials)	2,406
243	Jiangsu Expressway Co. Ltd., Class A (Industrials)	326

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,828	Jiangsu Expressway Co. Ltd., Class H (Industrials)	$ 4,669
318	Jiangsu Hengli Hydraulic Co. Ltd., Class A (Industrials)	2,435
1,541	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A (Health Care)	9,850
264	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Consumer Staples)*	2,063
100	Jiangsu Pacific Quartz Co. Ltd., Class A (Information Technology)	1,597
500	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A (Communication Services)	931
273	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A (Consumer Staples)	5,143
81	Jiangsu Yangnong Chemical Co. Ltd., Class A (Materials)	943
100	Jiangsu Yoke Technology Co. Ltd., Class A (Materials)	1,028
211	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A (Health Care)	989
730	Jiangsu Zhongtian Technology Co. Ltd., Class A (Industrials)	1,490
455	Jiangxi Copper Co. Ltd., Class A (Materials)	1,181
4,218	Jiangxi Copper Co. Ltd., Class H (Materials)	6,347
405	Jiangxi Special Electric Motor Co. Ltd., Class A (Industrials)*	662
600	Jinduicheng Molybdenum Co. Ltd., Class A (Materials)	917
81	JiuGui Liquor Co. Ltd., Class A (Consumer Staples)	1,077
114	Joinn Laboratories China Co. Ltd., Class A (Health Care)	723
246	Joinn Laboratories China Co. Ltd., Class H (Health Care)(a)	889
486	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care)	1,106
162	Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A (Consumer Staples)	826
162	Juewei Food Co. Ltd., Class A (Consumer Staples)	870

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
486	Juneyao Airlines Co. Ltd., Class A (Industrials)*	$ 1,071
1,002	Kanzhun Ltd. ADR (Communication Services)*	13,898
3,378	KE Holdings, Inc. ADR (Real Estate)*	48,103
486	Keda Industrial Group Co. Ltd., Class A (Industrials)	724
10,818	Kingdee International Software Group Co. Ltd. (Information Technology)*	14,372
500	Kingnet Network Co. Ltd., Class A (Communication Services)*	1,302
3,587	Kingsoft Corp. Ltd. (Communication Services)*	13,036
7,701	Kuaishou Technology (Communication Services)*(a)	52,138
542	Kuang-Chi Technologies Co. Ltd., Class A (Industrials)	1,208
14,510	Kunlun Energy Co. Ltd. (Utilities)*	11,566
300	Kunlun Tech Co. Ltd., Class A (Communication Services)	2,415
236	Kweichow Moutai Co. Ltd., Class A (Consumer Staples)	53,948
583	LB Group Co. Ltd., Class A (Materials)	1,284
27,408	Lenovo Group Ltd. (Information Technology)	25,769
1,198	Lens Technology Co. Ltd., Class A (Information Technology)	1,955
486	Lepu Medical Technology Beijing Co. Ltd., Class A (Health Care)	1,685
162	Levima Advanced Materials Corp., Class A (Materials)	557
4,228	Li Auto, Inc., Class A (Consumer Discretionary)*	61,085
8,948	Li Ning Co. Ltd. (Consumer Discretionary)	48,008
3,359	Liaoning Port Co. Ltd., Class A (Industrials)	740
1,622	Lingyi iTech Guangdong Co., Class A (Information Technology)*	1,434
105	Livzon Pharmaceutical Group, Inc., Class A (Health Care)*	577
543	Livzon Pharmaceutical Group, Inc., Class H (Health Care)*	1,935
6,899	Longfor Group Holdings Ltd. (Real Estate)(a)	13,272

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,764	LONGi Green Energy Technology Co. Ltd., Class A (Information Technology)	$ 7,134
2,616	Lufax Holding Ltd. ADR (Financials)	3,348
486	Luxi Chemical Group Co. Ltd., Class A (Materials)	722
1,687	Luxshare Precision Industry Co. Ltd., Class A (Information Technology)	6,463
319	Luzhou Laojiao Co. Ltd., Class A (Consumer Staples)	9,134
406	Mango Excellent Media Co. Ltd., Class A (Communication Services)	1,667
130	Maxscend Microelectronics Co. Ltd., Class A (Information Technology)	1,617
700	Meihua Holdings Group Co. Ltd., Class A (Consumer Staples)	878
973	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A (Health Care)*	871
17,235	Meituan, Class B (Consumer Discretionary)*(a)	242,621
4,474	Metallurgical Corp. of China Ltd., Class A (Industrials)	2,530
11,342	Metallurgical Corp. of China Ltd., Class H (Industrials)	2,782
2,919	Microport Scientific Corp. (Health Care)*	5,026
486	Ming Yang Smart Energy Group Ltd., Class A (Industrials)	1,198
243	Montage Technology Co. Ltd., Class A (Information Technology)	2,176
1,228	Muyuan Foods Co. Ltd., Class A (Consumer Staples)	6,902
316	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A (Health Care)	600
800	Nanjing Securities Co. Ltd., Class A (Financials)	958
1,584	NARI Technology Co. Ltd., Class A (Industrials)	6,100
622	National Silicon Industry Group Co. Ltd., Class A (Information Technology)*	1,955
105	NAURA Technology Group Co. Ltd., Class A (Information Technology)	4,471

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
568	NavInfo Co. Ltd., Class A (Information Technology)	$ 934
7,226	NetEase, Inc. (Communication Services)	122,399
502	New China Life Insurance Co. Ltd., Class A (Financials)	2,592
3,482	New China Life Insurance Co. Ltd., Class H (Financials)	9,007
1,135	New Hope Liuhe Co. Ltd., Class A (Consumer Staples)*	1,795
571	New Oriental Education & Technology Group, Inc. ADR (Consumer Discretionary)*	21,510
345	Ninestar Corp., Class A (Information Technology)	1,894
145	Ningbo Deye Technology Co. Ltd., Class A (Industrials)	2,756
162	Ningbo Orient Wires & Cables Co. Ltd., Class A (Industrials)	1,114
162	Ningbo Ronbay New Energy Technology Co. Ltd., Class A (Industrials)	1,309
486	Ningbo Shanshan Co. Ltd., Class A (Materials)*	1,007
279	Ningbo Tuopu Group Co. Ltd., Class A (Consumer Discretionary)	2,276
1,288	Ningbo Zhoushan Port Co. Ltd., Class A (Industrials)*	638
1,476	Ningxia Baofeng Energy Group Co. Ltd., Class A (Materials)	2,517
5,062	NIO, Inc. ADR (Consumer Discretionary)*	38,117
6,937	Nongfu Spring Co. Ltd., Class H (Consumer Staples)(a)	37,218
300	North Industries Group Red Arrow Co. Ltd., Class A (Industrials)	758
1,386	Offcn Education Technology Co. Ltd., Class A (Consumer Discretionary)*	976
1,000	Offshore Oil Engineering Co. Ltd., Class A (Energy)	862
730	OFILM Group Co. Ltd., Class A (Information Technology)*	503
449	Onewo, Inc., Class H (Real Estate)*	1,506
74	Oppein Home Group, Inc., Class A (Consumer Discretionary)	985

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,473	Orient Securities Co. Ltd., Class A (Financials)	$ 2,044
3,448	Orient Securities Co. Ltd., Class H (Financials)(a)	1,841
800	Oriental Pearl Group Co. Ltd., Class A (Communication Services)	936
162	Ovctek China, Inc., Class A (Health Care)	634
2,189	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A (Materials)*	1,223
1,914	PDD Holdings, Inc. ADR (Consumer Discretionary)*	125,022
1,865	People’s Insurance Co. Group of China Ltd. (The), Class A (Financials)	1,602
34,701	People’s Insurance Co. Group of China Ltd. (The), Class H (Financials)	13,121
486	Perfect World Co. Ltd., Class A (Communication Services)	1,253
3,918	PetroChina Co. Ltd., Class A (Energy)	4,124
80,020	PetroChina Co. Ltd., Class H (Energy)	51,723
200	Pharmaron Beijing Co. Ltd., Class A (Health Care)	1,294
714	Pharmaron Beijing Co. Ltd., Class H (Health Care)(a)	2,636
26,166	PICC Property & Casualty Co. Ltd., Class H (Financials)	31,186
4,632	Ping An Bank Co. Ltd., Class A (Financials)	7,540
2,495	Ping An Insurance Group Co. of China Ltd., Class A (Financials)	16,456
23,467	Ping An Insurance Group Co. of China Ltd., Class H (Financials)	148,987
568	Pingdingshan Tianan Coal Mining Co. Ltd., Class A (Energy)	637
2,838	Poly Developments and Holdings Group Co. Ltd., Class A (Real Estate)	5,074
575	Poly Property Services Co. Ltd., Class H (Real Estate)	2,725
2,623	Pop Mart International Group Ltd. (Consumer Discretionary)(a)	5,763
6,572	Postal Savings Bank of China Co. Ltd., Class A (Financials)	4,741
42,513	Postal Savings Bank of China Co. Ltd., Class H (Financials)(a)	26,719

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
3,665	Power Construction Corp. of China Ltd., Class A (Industrials)	$ 3,410
1,297	Qinghai Salt Lake Industry Co. Ltd., Class A (Materials)*	3,420
162	Raytron Technology Co. Ltd., Class A (Information Technology)	1,129
232	Red Star Macalline Group Corp. Ltd., Class A (Real Estate)	154
549	Remegen Co. Ltd., Class H (Health Care)*(a)	2,374
300	Risen Energy Co. Ltd., Class A (Information Technology)*	985
81	Rockchip Electronics Co. Ltd., Class A (Information Technology)	996
2,029	Rongsheng Petrochemical Co. Ltd., Class A (Materials)	3,303
1,786	SAIC Motor Corp. Ltd., Class A (Consumer Discretionary)	3,364
700	Sailun Group Co. Ltd., Class A (Consumer Discretionary)*	1,020
1,100	Sanan Optoelectronics Co. Ltd., Class A (Information Technology)	3,049
53	Sangfor Technologies, Inc., Class A (Information Technology)	927
2,010	Sany Heavy Industry Co. Ltd., Class A (Industrials)	4,141
634	Satellite Chemical Co. Ltd., Class A (Materials)	1,127
1,400	SDIC Capital Co. Ltd., Class A (Financials)	1,452
1,600	SDIC Power Holdings Co. Ltd., Class A (Utilities)	2,962
514	Seazen Holdings Co. Ltd., Class A (Real Estate)*	1,008
300	Seres Group Co. Ltd., Class A (Consumer Discretionary)*	1,085
1,171	SF Holding Co. Ltd., Class A (Industrials)	7,778
41	SG Micro Corp., Class A (Information Technology)	624
2,239	Shaanxi Coal Industry Co. Ltd., Class A (Energy)	5,266
568	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A (Energy)	995

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
892	Shandong Gold Mining Co. Ltd., Class A (Materials)	$ 3,161
2,983	Shandong Gold Mining Co. Ltd., Class H (Materials)(a)	5,685
500	Shandong Hi-speed Co. Ltd., Class A (Industrials)	505
503	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A (Materials)	2,059
324	Shandong Linglong Tyre Co. Ltd., Class A (Consumer Discretionary)	968
3,000	Shandong Nanshan Aluminum Co. Ltd., Class A (Materials)	1,267
600	Shandong Sun Paper Industry JSC Ltd., Class A (Materials)	882
9,564	Shandong Weigao Group Medical Polymer Co. Ltd., Class H (Health Care)	14,148
300	Shanghai Aiko Solar Energy Co. Ltd., Class A (Information Technology)*	1,451
259	Shanghai Bairun Investment Holding Group Co. Ltd., Class A (Consumer Staples)	1,237
1,151	Shanghai Baosight Software Co. Ltd., Class A (Information Technology)	8,566
2,730	Shanghai Electric Group Co. Ltd., Class A (Industrials)*	1,850
10,246	Shanghai Electric Group Co. Ltd., Class H (Industrials)*	2,618
600	Shanghai Electric Power Co. Ltd., Class A (Utilities)	983
474	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A (Health Care)	2,074
1,872	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H (Health Care)	5,094
162	Shanghai Fudan Microelectronics Group Co. Ltd., Class A (Information Technology)	1,298
1,069	Shanghai Fudan Microelectronics Group Co. Ltd., Class H (Information Technology)	2,875
568	Shanghai International Airport Co. Ltd., Class A (Industrials)*	3,714
1,810	Shanghai International Port Group Co. Ltd., Class A (Industrials)	1,339
243	Shanghai Jinjiang International Hotels Co. Ltd., Class A (Consumer Discretionary)	1,599

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
162	Shanghai Junshi Biosciences Co. Ltd., Class A (Health Care)*	$ 1,034
620	Shanghai Junshi Biosciences Co. Ltd., Class H (Health Care)*(a)	2,024
577	Shanghai Lingang Holdings Corp. Ltd., Class A (Real Estate)	1,061
325	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A (Real Estate)	462
211	Shanghai M&G Stationery, Inc., Class A (Industrials)	1,259
924	Shanghai MicroPort MedBot Group Co. Ltd. (Health Care)*(c)	2,151
555	Shanghai Pharmaceuticals Holding Co. Ltd., Class A (Health Care)	1,826
2,623	Shanghai Pharmaceuticals Holding Co. Ltd., Class H (Health Care)	5,227
6,961	Shanghai Pudong Development Bank Co. Ltd., Class A (Financials)	7,180
500	Shanghai Putailai New Energy Technology Co. Ltd., Class A (Materials)	2,492
1,184	Shanghai RAAS Blood Products Co. Ltd., Class A (Health Care)	1,117
2,270	Shanghai Rural Commercial Bank Co. Ltd., Class A (Financials)	1,880
1,109	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A (Consumer Discretionary)	1,107
500	Shanxi Coal International Energy Group Co. Ltd., Class A (Industrials)	946
973	Shanxi Coking Coal Energy Group Co. Ltd., Class A (Energy)	1,345
730	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	1,916
1,057	Shanxi Meijin Energy Co. Ltd., Class A (Materials)	1,064
1,340	Shanxi Taigang Stainless Steel Co. Ltd., Class A (Materials)	748
302	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A (Consumer Staples)	8,893
100	Shede Spirits Co. Ltd., Class A (Consumer Staples)	2,217
1,100	Shenergy Co. Ltd., Class A (Utilities)	1,101

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
568	Shengyi Technology Co. Ltd., Class A (Information Technology)	$ 1,216
162	Shennan Circuits Co. Ltd., Class A (Information Technology)	1,781
5,000	Shenwan Hongyuan Group Co. Ltd., Class A (Financials)	3,312
146	Shenzhen Capchem Technology Co. Ltd., Class A (Materials)	963
129	Shenzhen Dynanonic Co. Ltd., Class A (Materials)	1,991
892	Shenzhen Energy Group Co. Ltd., Class A (Utilities)	865
100	Shenzhen Goodix Technology Co. Ltd., Class A (Information Technology)	717
162	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A (Health Care)	270
597	Shenzhen Inovance Technology Co. Ltd., Class A (Industrials)	4,951
400	Shenzhen Kaifa Technology Co. Ltd., Class A (Information Technology)	1,285
153	Shenzhen Kangtai Biological Products Co. Ltd., Class A (Health Care)	597
81	Shenzhen Kedali Industry Co. Ltd., Class A (Consumer Discretionary)	1,445
100	Shenzhen Kstar Science And Technology Co. Ltd., Class A (Industrials)	544
292	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (Health Care)	12,317
200	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A (Health Care)	1,681
2,192	Shenzhen Overseas Chinese Town Co. Ltd., Class A (Consumer Discretionary)	1,461
300	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A (Health Care)	1,476
81	Shenzhen SC New Energy Technology Corp., Class A (Information Technology)	1,087
300	Shenzhen SED Industry Co. Ltd., Class A (Information Technology)	1,458
162	Shenzhen Transsion Holdings Co. Ltd., Class A (Information Technology)	2,859
2,991	Shenzhou International Group Holdings Ltd. (Consumer Discretionary)	24,224

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
405	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A (Health Care)	$ 1,628
400	Shuangliang Eco-Energy Systems Co. Ltd., Class A (Industrials)	718
725	Sichuan Chuantou Energy Co. Ltd., Class A (Utilities)	1,516
216	Sichuan Kelun Pharmaceutical Co. Ltd., Class A (Health Care)	939
1,054	Sichuan Road and Bridge Group Co. Ltd., Class A (Industrials)	2,248
81	Sichuan Swellfun Co. Ltd., Class A (Consumer Staples)	663
243	Sichuan Yahua Industrial Group Co. Ltd., Class A (Materials)	613
200	Sieyuan Electric Co. Ltd., Class A (Industrials)	1,329
800	Sinolink Securities Co. Ltd., Class A (Financials)	986
600	Sinoma International Engineering Co., Class A (Industrials)	1,120
324	Sinoma Science & Technology Co. Ltd., Class A (Materials)	883
113	Sinomine Resource Group Co. Ltd., Class A (Materials)	850
1,559	Sinopec Oilfield Service Corp., Class A (Energy)*	453
1,378	Sinopec Shanghai Petrochemical Co. Ltd., Class A (Materials)	607
12,838	Sinopec Shanghai Petrochemical Co. Ltd., Class H (Materials)	1,984
5,245	Sinopharm Group Co. Ltd., Class H (Health Care)	17,186
919	Sinotrans Ltd., Class A (Industrials)	606
7,530	Sinotrans Ltd., Class H (Industrials)	2,491
2,618	Sinotruk Hong Kong Ltd. (Industrials)	3,705
81	Skshu Paint Co. Ltd., Class A (Materials)*	1,016
6,729	Smoore International Holdings Ltd. (Consumer Staples)(a)	6,773
649	Songcheng Performance Development Co. Ltd., Class A (Consumer Discretionary)	1,157
1,109	SooChow Securities Co. Ltd., Class A (Financials)	1,119

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
200	Spring Airlines Co. Ltd., Class A (Industrials)*	$ 1,622
81	StarPower Semiconductor Ltd., Class A (Information Technology)	2,480
900	State Grid Yingda Co. Ltd., Class A (Industrials)	704
343	Sungrow Power Supply Co. Ltd., Class A (Industrials)	5,302
2,620	Sunny Optical Technology Group Co. Ltd. (Information Technology)	24,633
100	Sunresin New Materials Co. Ltd., Class A (Materials)	1,289
329	Sunwoda Electronic Co. Ltd., Class A (Industrials)	735
324	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A (Information Technology)	1,155
129	Suzhou Maxwell Technologies Co. Ltd., Class A (Industrials)	2,860
1,892	TAL Education Group ADR (Consumer Discretionary)*	10,274
368	Tangshan Jidong Cement Co. Ltd., Class A (Materials)	398
895	TBEA Co. Ltd., Class A (Industrials)	2,810
3,628	TCL Technology Group Corp., Class A (Consumer Discretionary)	1,965
765	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A (Information Technology)	3,988
23,281	Tencent Holdings Ltd. (Communication Services)	923,716
2,392	Tencent Music Entertainment Group ADR (Communication Services)*	16,600
81	Thunder Software Technology Co. Ltd., Class A (Information Technology)	1,112
555	Tianma Microelectronics Co. Ltd., Class A (Information Technology)*	753
324	Tianqi Lithium Corp., Class A (Materials)*	3,271
532	Tianqi Lithium Corp., Class H (Materials)*	3,449
1,135	Tianshan Aluminum Group Co. Ltd., Class A (Materials)	1,003
700	Tianshui Huatian Technology Co. Ltd., Class A (Information Technology)	955

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
7,281	Tingyi Cayman Islands Holding Corp. (Consumer Staples)	$ 10,919
247	Toly Bread Co. Ltd., Class A (Consumer Staples)	362
4,349	Tongcheng Travel Holdings Ltd. (Consumer Discretionary)*	8,678
300	TongFu Microelectronics Co. Ltd., Class A (Information Technology)	1,043
568	Tongkun Group Co. Ltd., Class A (Materials)	961
2,676	Tongling Nonferrous Metals Group Co. Ltd., Class A (Materials)*	1,089
1,061	Tongwei Co. Ltd., Class A (Information Technology)	5,080
53	Topchoice Medical Corp., Class A (Health Care)*	787
10,555	Topsports International Holdings Ltd. (Consumer Discretionary)(a)	8,198
3,646	TravelSky Technology Ltd., Class H (Consumer Discretionary)	6,651
514	Trina Solar Co. Ltd., Class A (Information Technology)	2,835
2,106	Trip.com Group Ltd. ADR (Consumer Discretionary)*	66,507
800	Tsinghua Tongfang Co. Ltd., Class A (Information Technology)*	948
158	Tsingtao Brewery Co. Ltd., Class A (Consumer Staples)	2,111
2,339	Tsingtao Brewery Co. Ltd., Class H (Consumer Staples)	20,138
183	Unigroup Guoxin Microelectronics Co. Ltd., Class A (Information Technology)	2,367
4,713	Uni-President China Holdings Ltd. (Consumer Staples)*	4,094
649	Unisplendour Corp. Ltd., Class A (Information Technology)	2,971
243	Universal Scientific Industrial Shanghai Co. Ltd., Class A (Information Technology)	479
200	Venustech Group, Inc., Class A (Information Technology)	886
1,643	Vipshop Holdings Ltd. ADR (Consumer Discretionary)*	23,528

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
368	Walvax Biotechnology Co. Ltd., Class A (Health Care)	$ 1,492
500	Wanda Film Holding Co. Ltd., Class A (Communication Services)*	862
300	Wangfujing Group Co. Ltd., Class A (Consumer Discretionary)	874
665	Wanhua Chemical Group Co. Ltd., Class A (Materials)	7,677
16,993	Want Want China Holdings Ltd. (Consumer Staples)	11,375
311	Weibo Corp. ADR (Communication Services)*	4,345
1,712	Weichai Power Co. Ltd., Class A (Industrials)	2,777
7,676	Weichai Power Co. Ltd., Class H (Industrials)	10,433
259	Weihai Guangwei Composites Co. Ltd., Class A (Materials)	1,065
1,522	Wens Foodstuffs Group Co. Ltd., Class A (Consumer Staples)	3,593
568	Western Mining Co. Ltd., Class A (Materials)	818
1,086	Western Securities Co. Ltd., Class A (Financials)	988
162	Western Superconducting Technologies Co. Ltd., Class A (Materials)	1,764
242	Will Semiconductor Co. Ltd. Shanghai, Class A (Information Technology)	3,392
264	Wingtech Technology Co. Ltd., Class A (Information Technology)	1,849
100	Winner Medical Co. Ltd., Class A (Health Care)*	825
500	Winning Health Technology Group Co. Ltd., Class A (Health Care)	697
5,100	Wintime Energy Group Co. Ltd. (Utilities)*	1,066
752	Wuhan Guide Infrared Co. Ltd., Class A (Information Technology)*	1,084
927	Wuliangye Yibin Co. Ltd., Class A (Consumer Staples)	20,968
486	WUS Printed Circuit Kunshan Co. Ltd., Class A (Information Technology)	1,425
538	WuXi AppTec Co. Ltd., Class A (Health Care)	4,908

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,374	WuXi AppTec Co. Ltd., Class H (Health Care)*(a)	$ 11,321
13,930	Wuxi Biologics Cayman, Inc. (Health Care)*(a)	71,267
405	Wuxi Lead Intelligent Equipment Co. Ltd., Class A (Industrials)	1,913
2,353	XCMG Construction Machinery Co. Ltd., Class A (Industrials)	1,975
649	Xiamen C & D, Inc., Class A (Industrials)	1,057
81	Xiamen Faratronic Co. Ltd., Class A (Information Technology)	1,523
324	Xiamen Tungsten Co. Ltd., Class A (Materials)*	821
500	Xiangcai Co. Ltd., Class A (Real Estate)	567
300	Xiangtan Electric Manufacturing Co. Ltd., Class A (Industrials)*	693
59,975	Xiaomi Corp., Class B (Information Technology)*(a)	79,218
384	Xinjiang Daqo New Energy Co. Ltd., Class A (Information Technology)	2,301
761	Xinjiang Goldwind Science & Technology Co. Ltd., Class A (Industrials)	1,162
3,056	Xinjiang Goldwind Science & Technology Co. Ltd., Class H (Industrials)	2,217
900	Xinjiang Tianshan Cement Co. Ltd., Class A (Materials)	1,076
17,231	Xinyi Solar Holdings Ltd. (Information Technology)	17,015
4,630	XPeng, Inc., Class A (Consumer Discretionary)*	18,364
4,414	Yadea Group Holdings Ltd. (Consumer Discretionary)(a)	8,796
162	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A (Information Technology)*	937
526	Yankuang Energy Group Co. Ltd., Class A (Energy)	2,003
5,480	Yankuang Energy Group Co. Ltd., Class H (Energy)	13,889
162	Yantai Jereh Oilfield Services Group Co. Ltd., Class A (Energy)*	555
239	Yealink Network Technology Corp. Ltd., Class A (Information Technology)*	1,778

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
177	Yifeng Pharmacy Chain Co. Ltd., Class A (Consumer Staples)	$ 1,233
424	Yihai Kerry Arawana Holdings Co. Ltd., Class A (Consumer Staples)	2,392
649	Yintai Gold Co. Ltd., Class A (Materials)	1,179
2,100	Yonghui Superstores Co. Ltd., Class A (Consumer Staples)	946
105	YongXing Special Materials Technology Co. Ltd., Class A (Materials)	932
752	Yonyou Network Technology Co. Ltd., Class A (Information Technology)	2,098
1,100	Youngor Group Co. Ltd., Class A (Real Estate)	1,061
649	YTO Express Group Co. Ltd., Class A (Industrials)	1,402
6,120	Yuexiu Property Co. Ltd. (Real Estate)(c)	6,630
730	Yunda Holding Co. Ltd., Class A (Industrials)	1,168
730	Yunnan Aluminium Co. Ltd., Class A (Materials)	1,240
363	Yunnan Baiyao Group Co. Ltd., Class A (Health Care)	2,743
81	Yunnan Botanee Bio-Technology Group Co. Ltd., Class A (Consumer Staples)	1,048
1,200	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A (Materials)	869
239	Yunnan Energy New Material Co. Ltd., Class A (Materials)*	3,049
405	Yunnan Tin Co. Ltd., Class A (Materials)	808
405	Yunnan Yuntianhua Co. Ltd., Class A (Materials)	947
333	Zai Lab Ltd. ADR (Health Care)*	10,819
324	Zangge Mining Co. Ltd., Class A (Materials)	1,045
105	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A (Health Care)	4,482
4,818	Zhaojin Mining Industry Co. Ltd., Class H (Materials)*	6,844
1,054	Zhefu Holding Group Co. Ltd., Class A (Industrials)	602
1,265	Zhejiang Century Huatong Group Co. Ltd., Class A (Communication Services)*	1,104

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,200	Zhejiang China Commodities City Group Co. Ltd., Class A (Real Estate)	$ 1,386
526	Zhejiang Chint Electrics Co. Ltd., Class A (Industrials)	1,930
656	Zhejiang Dahua Technology Co. Ltd., Class A (Information Technology)	1,826
81	Zhejiang Dingli Machinery Co. Ltd., Class A (Industrials)	536
4,488	Zhejiang Expressway Co. Ltd., Class H (Industrials)(c)	3,325
324	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A (Health Care)	839
342	Zhejiang Huayou Cobalt Co. Ltd., Class A (Materials)	2,220
324	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Information Technology)	3,135
800	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A (Communication Services)*	772
162	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A (Health Care)	662
649	Zhejiang Juhua Co. Ltd., Class A (Materials)	1,198
2,583	Zhejiang Leapmotor Technologies Ltd. (Consumer Discretionary)*(a)	11,021
700	Zhejiang Longsheng Group Co. Ltd., Class A (Materials)	933
670	Zhejiang NHU Co. Ltd., Class A (Health Care)*	1,420
811	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (Industrials)	2,958
162	Zhejiang Supcon Technology Co. Ltd., Class A (Information Technology)	2,351
81	Zhejiang Supor Co. Ltd., Class A (Consumer Discretionary)	508
316	Zhejiang Weiming Environment Protection Co. Ltd., Class A (Industrials)	803
405	Zhejiang Weixing New Building Materials Co. Ltd., Class A (Industrials)	1,097
162	Zhejiang Yongtai Technology Co. Ltd., Class A (Materials)	375
2,700	Zhejiang Zheneng Electric Power Co. Ltd., Class A (Utilities)*	1,970

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
991	Zheshang Securities Co. Ltd., Class A (Financials)	$ 1,391
2,622	ZhongAn Online P&C Insurance Co. Ltd., Class H (Financials)*(a)	7,385
162	Zhongji Innolight Co. Ltd., Class A (Information Technology)*	2,444
1,100	Zhongjin Gold Corp. Ltd., Class A (Materials)	1,734
2,782	Zhongsheng Group Holdings Ltd. (Consumer Discretionary)	10,270
1,378	Zhongtai Securities Co. Ltd., Class A (Financials)	1,317
1,929	Zhuzhou CRRC Times Electric Co. Ltd. (Industrials)	8,119
162	Zhuzhou CRRC Times Electric Co. Ltd., Class A (Industrials)	1,040
649	Zhuzhou Kibing Group Co. Ltd., Class A (Industrials)*	736
4,867	Zijin Mining Group Co. Ltd., Class A (Materials)	7,301
21,758	Zijin Mining Group Co. Ltd., Class H (Materials)	29,517
1,839	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A (Industrials)	1,634
6,229	Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H (Industrials)	2,904
973	ZTE Corp., Class A (Information Technology)	4,804
2,984	ZTE Corp., Class H (Information Technology)	9,167
1,559	ZTO Express Cayman, Inc. ADR (Industrials)	39,349

		7,043,374

Colombia – 0.1%
896	Bancolombia SA (Financials)	5,634
17,946	Ecopetrol SA (Energy)	8,264
1,691	Interconexion Electrica SA ESP (Utilities)	6,731

		20,629

Czech Republic – 0.1%
626	CEZ AS (Utilities)	28,038
295	Komercni banka AS (Financials)	8,753

		36,791

Shares	Description	Value

Common Stocks – (continued)
Egypt – 0.1%
1,130	Abou Kir Fertilizers & Chemical Industries (Materials)	$ 1,736
8,871	Commercial International Bank Egypt SAE (Financials)	15,015
3,827	Eastern Co. SAE (Consumer Staples)	2,362
3,083	Egyptian Financial Group-Hermes Holding Co. (Financials)*	1,890
2,788	ElSewedy Electric Co. (Industrials)	1,741
730	Ezz Steel Co. SAE (Materials)	926
1,295	Telecom Egypt Co. (Communication Services)	1,015

		24,685

Greece – 0.4%
7,515	Alpha Services and Holdings SA (Financials)*	11,100
9,166	Eurobank Ergasias Services and Holdings SA (Financials)*	14,267
715	Hellenic Telecommunications Organization SA (Communication Services)	10,916
396	JUMBO SA (Consumer Discretionary)	9,161
256	Motor Oil Hellas Corinth Refineries SA (Energy)	6,583
381	Mytilineos SA (Industrials)	11,974
2,154	National Bank of Greece SA (Financials)*	13,319
728	OPAP SA (Consumer Discretionary)	12,402
2,530	Piraeus Financial Holdings SA (Financials)*	7,444
843	Public Power Corp. SA (Utilities)*	8,902
266	Star Bulk Carriers Corp. (Industrials)	4,557
210	Terna Energy SA (Utilities)	4,509

		115,134

Hong Kong – 0.0%
497	Orient Overseas International Ltd. (Industrials)	6,060
229	Star CM Holdings Ltd. (Communication Services)*	2,874

		8,934

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hungary – 0.2%
1,676	MOL Hungarian Oil & Gas PLC (Energy)	$ 13,590
860	OTP Bank Nyrt (Financials)	26,693
548	Richter Gedeon Nyrt (Health Care)	13,748

		54,031

India – 16.0%
751	Aarti Industries Ltd. (Materials)	4,650
198	ABB India Ltd. (Industrials)	9,874
262	ACC Ltd. (Materials)*	5,628
1,174	Adani Enterprises Ltd. (Industrials)	35,382
1,241	Adani Green Energy Ltd. (Utilities)*	14,666
2,748	Adani Ports & Special Economic Zone Ltd. (Industrials)	24,541
3,110	Adani Power Ltd. (Utilities)*	9,385
1,049	Adani Total Gas Ltd. (Utilities)	8,421
1,126	Adani Transmission Ltd. (Utilities)*	10,571
628	Adani Wilmar Ltd. (Consumer Staples)*	3,310
1,748	Aditya Birla Capital Ltd. (Financials)*	3,598
121	Alkem Laboratories Ltd. (Health Care)	4,914
2,360	Ambuja Cements Ltd. (Materials)*	12,084
384	Apollo Hospitals Enterprise Ltd. (Health Care)	21,453
5,443	Ashok Leyland Ltd. (Industrials)	9,625
1,544	Asian Paints Ltd. (Materials)	59,589
452	Astral Ltd. (Industrials)	9,951
1,734	AU Small Finance Bank Ltd. (Financials)(a)	16,283
1,070	Aurobindo Pharma Ltd. (Health Care)	8,518
547	Avenue Supermarts Ltd. (Consumer Staples)*(a)	22,951
8,635	Axis Bank Ltd. (Financials)	95,486
258	Bajaj Auto Ltd. (Consumer Discretionary)	14,243
1,007	Bajaj Finance Ltd. (Financials)	85,079
1,494	Bajaj Finserv Ltd. (Financials)	26,204
105	Bajaj Holdings & Investment Ltd. (Financials)	9,220
306	Balkrishna Industries Ltd. (Consumer Discretionary)	8,410
2,882	Bandhan Bank Ltd. (Financials)*(a)	9,336
4,086	Bank of Baroda (Financials)	9,137
773	Berger Paints India Ltd. (Materials)	6,077
13,732	Bharat Electronics Ltd. (Industrials)	18,615
933	Bharat Forge Ltd. (Consumer Discretionary)	8,924

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
3,647	Bharat Petroleum Corp. Ltd. (Energy)	$ 16,024
8,966	Bharti Airtel Ltd. (Communication Services)	92,107
1,697	Biocon Ltd. (Health Care)	5,030
33	Bosch Ltd. (Consumer Discretionary)	7,407
452	Britannia Industries Ltd. (Consumer Staples)	25,443
1,442	Canara Bank (Financials)	5,398
2,363	CG Power & Industrial Solutions Ltd. (Industrials)	11,221
1,510	Cholamandalam Investment and Finance Co. Ltd. (Financials)	19,181
2,037	Cipla Ltd. (Health Care)	23,466
7,916	Coal India Ltd. (Energy)	23,083
505	Colgate-Palmolive India Ltd. (Consumer Staples)	9,714
1,020	Container Corp. Of India Ltd. (Industrials)	8,272
515	Cummins India Ltd. (Industrials)	10,955
2,244	Dabur India Ltd. (Consumer Staples)	15,064
305	Dalmia Bharat Ltd. (Materials)	7,852
281	Deepak Nitrite Ltd. (Materials)	7,044
1,155	Delhivery Ltd. (Industrials)*	4,875
480	Divi’s Laboratories Ltd. (Health Care)	19,979
2,447	DLF Ltd. (Real Estate)	14,046
461	Dr. Reddy’s Laboratories Ltd. (Health Care)	25,081
527	Eicher Motors Ltd. (Consumer Discretionary)	23,390
2,309	Embassy Office Parks REIT (Real Estate)	8,596
3,883	FSN E-Commerce Ventures Ltd. (Consumer Discretionary)*	5,869
10,228	GAIL India Ltd. (Utilities)	12,956
234	Gland Pharma Ltd. (Health Care)*(a)	2,614
1,450	Godrej Consumer Products Ltd. (Consumer Staples)*	18,549
437	Godrej Properties Ltd. (Real Estate)*	7,344
1,179	Grasim Industries Ltd. (Materials)	24,488
140	Gujarat Fluorochemicals Ltd. (Materials)	5,767
681	Gujarat Gas Ltd. (Utilities)	4,170
832	Havells India Ltd. (Industrials)	13,153
4,017	HCL Technologies Ltd. (Information Technology)	55,600
299	HDFC Asset Management Co. Ltd. (Financials)(a)	7,095
3,699	HDFC Life Insurance Co. Ltd. (Financials)*(a)	26,484

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
512	Hero MotoCorp Ltd. (Consumer Discretionary)	$ 17,080
5,529	Hindalco Industries Ltd. (Materials)	27,126
315	Hindustan Aeronautics Ltd. (Industrials)	11,868
2,276	Hindustan Petroleum Corp. Ltd. (Energy)	7,177
3,394	Hindustan Unilever Ltd. (Consumer Staples)	109,434
8	Honeywell Automation India Ltd. (Information Technology)	3,873
6,249	Housing Development Finance Corp. Ltd. (Financials)	199,438
19,598	ICICI Bank Ltd. (Financials)	224,840
897	ICICI Lombard General Insurance Co. Ltd. (Financials)(a)	12,817
1,457	ICICI Prudential Life Insurance Co. Ltd. (Financials)(a)	8,207
22,234	IDBI Bank Ltd. (Financials)*	14,795
10,784	IDFC First Bank Ltd. (Financials)*	9,339
3,335	Indian Hotels Co. Ltd. (Consumer Discretionary)	15,709
14,218	Indian Oil Corp. Ltd. (Energy)	15,467
1,140	Indian Railway Catering & Tourism Corp. Ltd. (Industrials)	8,950
1,327	Indraprastha Gas Ltd. (Utilities)	7,709
3,167	Indus Towers Ltd. (Communication Services)*	5,889
2,243	IndusInd Bank Ltd. (Financials)	34,882
264	Info Edge India Ltd. (Communication Services)	13,000
13,608	Infosys Ltd. (Information Technology)	216,838
425	InterGlobe Aviation Ltd. (Industrials)*(a)	12,188
11,312	ITC Ltd. (Consumer Staples)	60,914
1,444	Jindal Steel & Power Ltd. (Materials)	9,028
1,407	JSW Energy Ltd. (Utilities)*	4,321
3,596	JSW Steel Ltd. (Materials)	30,265
1,481	Jubilant Foodworks Ltd. (Consumer Discretionary)	8,652
4,144	Kotak Mahindra Bank Ltd. (Financials)	100,898
96	L&T Technology Services Ltd. (Industrials)(a)	4,529
2,612	Larsen & Toubro Ltd. (Industrials)	69,636
878	Life Insurance Corp. of India (Financials)	6,316
78	Linde India Ltd. (Materials)	3,730
357	LTIMindtree Ltd. (Information Technology)(a)	21,569

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
911	Lupin Ltd. (Health Care)	$ 8,859
874	Macrotech Developers Ltd. (Real Estate)*(a)	5,762
3,361	Mahindra & Mahindra Ltd. (Consumer Discretionary)	53,585
1,979	Marico Ltd. (Consumer Staples)	12,990
500	Maruti Suzuki India Ltd. (Consumer Discretionary)	56,615
839	Max Financial Services Ltd. (Financials)*	7,165
2,917	Max Healthcare Institute Ltd. (Health Care)*	19,373
301	Mphasis Ltd. (Information Technology)	7,083
8	MRF Ltd. (Consumer Discretionary)	9,400
421	Muthoot Finance Ltd. (Financials)	5,676
136	Nestle India Ltd. (Consumer Staples)	35,628
10,455	NHPC Ltd. (Utilities)	5,491
4,357	NMDC Ltd. (Materials)	5,624
17,944	NTPC Ltd. (Utilities)	37,707
467	Oberoi Realty Ltd. (Real Estate)	5,254
14,687	Oil & Natural Gas Corp. Ltd. (Energy)	27,499
763	One 97 Communications Ltd. (Financials)*	6,431
77	Oracle Financial Services Software Ltd. (Information Technology)	3,382
20	Page Industries Ltd. (Consumer Discretionary)	9,374
275	Patanjali Foods Ltd. (Consumer Staples)	3,482
896	PB Fintech Ltd. (Financials)*	6,563
188	Persistent Systems Ltd. (Information Technology)	11,676
2,752	Petronet LNG Ltd. (Energy)	7,513
306	PI Industries Ltd. (Materials)	13,377
578	Pidilite Industries Ltd. (Materials)	18,220
179	Polycab India Ltd. (Industrials)	7,407
4,406	Power Finance Corp. Ltd. (Financials)	9,714
12,873	Power Grid Corp. of India Ltd. (Utilities)	36,387
8,055	Punjab National Bank (Financials)	5,048
4,730	REC Ltd. (Financials)	8,093
12,987	Reliance Industries Ltd. (Energy)	387,717
7,776	Samvardhana Motherson International Ltd. (Consumer Discretionary)	7,430
1,111	SBI Cards & Payment Services Ltd. (Financials)	12,314
1,691	SBI Life Insurance Co. Ltd. (Financials)(a)	25,243
159	Schaeffler India Ltd. (Industrials)	5,702

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
38	Shree Cement Ltd. (Materials)	$ 11,559
906	Shriram Finance Ltd. (Financials)	15,329
338	Siemens Ltd. (Industrials)	14,510
96	Solar Industries India Ltd. (Materials)*	4,354
962	Sona Blw Precision Forgings Ltd. (Consumer Discretionary)(a)	6,297
538	SRF Ltd. (Materials)	16,386
6,769	State Bank of India (Financials)	47,442
5,483	Steel Authority of India Ltd. (Materials)	5,468
4,088	Sun Pharmaceutical Industries Ltd. (Health Care)	48,195
394	Tata Communications Ltd. (Communication Services)	6,183
3,843	Tata Consultancy Services Ltd. (Information Technology)	152,801
2,299	Tata Consumer Products Ltd. (Consumer Staples)	22,193
139	Tata Elxsi Ltd. (Information Technology)	12,469
6,545	Tata Motors Ltd. (Consumer Discretionary)*	41,636
1,763	Tata Motors Ltd., Class A (Consumer Discretionary)*	5,792
6,436	Tata Power Co. Ltd. (The) (Utilities)	16,613
30,616	Tata Steel Ltd. (Materials)	39,153
2,356	Tech Mahindra Ltd. (Information Technology)	31,768
1,419	Titan Co. Ltd. (Consumer Discretionary)	48,424
384	Torrent Pharmaceuticals Ltd. (Health Care)	8,521
721	Trent Ltd. (Consumer Discretionary)	13,599
370	Tube Investments of India Ltd. (Consumer Discretionary)	12,804
838	TVS Motor Co. Ltd. (Consumer Discretionary)	13,196
436	UltraTech Cement Ltd. (Materials)	41,475
4,278	Union Bank of India Ltd. (Financials)	3,676
281	United Breweries Ltd. (Consumer Staples)	4,941
1,128	United Spirits Ltd. (Consumer Staples)*	12,046
1,972	UPL Ltd. (Materials)	16,330
881	Varun Beverages Ltd. (Consumer Staples)	18,044
144	Vedant Fashions Ltd. (Consumer Discretionary)	2,241
4,242	Vedanta Ltd. (Materials)	14,270
875	Voltas Ltd. (Industrials)	8,687

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
5,592	Wipro Ltd. (Information Technology)	$ 27,283
161	WNS Holdings Ltd. ADR (Industrials)*	12,510
48,123	Yes Bank Ltd. (Financials)*	9,423
14,362	Zomato Ltd. (Consumer Discretionary)*	11,987
959	Zydus Lifesciences Ltd. (Health Care)	5,822

		4,122,137

Indonesia – 2.0%
41,741	Adaro Energy Indonesia Tbk PT (Energy)	5,681
36,665	Adaro Minerals Indonesia Tbk PT (Materials)*	1,908
32,944	Aneka Tambang Tbk (Materials)	4,165
76,571	Astra International Tbk PT (Industrials)	32,947
198,491	Bank Central Asia Tbk PT (Financials)	119,836
14,481	Bank Jago Tbk PT (Financials)*	2,299
138,980	Bank Mandiri Persero Tbk PT (Financials)	46,821
29,235	Bank Negara Indonesia Persero Tbk PT (Financials)	17,650
266,509	Bank Rakyat Indonesia Persero Tbk PT (Financials)	99,119
101,810	Barito Pacific Tbk PT (Materials)*	5,162
26,052	Chandra Asri Petrochemical Tbk PT (Materials)	3,719
28,602	Charoen Pokphand Indonesia Tbk PT (Consumer Staples)	9,445
85,786	Dayamitra Telekomunikasi PT (Communication Services)	3,748
58,239	Elang Mahkota Teknologi Tbk PT (Communication Services)	2,312
2,859,889	GoTo Gojek Tokopedia Tbk PT (Consumer Discretionary)*	28,046
1,807	Gudang Garam Tbk PT (Consumer Staples)	3,255
10,031	Indah Kiat Pulp & Paper Tbk PT (Materials)	4,617
6,178	Indocement Tunggal Prakarsa Tbk PT (Materials)	4,080
8,968	Indofood CBP Sukses Makmur Tbk PT (Consumer Staples)	7,000
17,315	Indofood Sukses Makmur Tbk PT (Consumer Staples)	8,201
5,160	Indosat Tbk PT (Communication Services)	2,857
71,991	Kalbe Farma Tbk PT (Health Care)	9,749
49,492	Merdeka Copper Gold Tbk PT (Materials)*	9,905

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Indonesia – (continued)
75,987	Sarana Menara Nusantara Tbk PT (Communication Services)	$ 5,018
14,773	Semen Indonesia Persero Tbk PT (Materials)	5,716
74,431	Sumber Alfaria Trijaya Tbk PT (Consumer Staples)	13,109
179,990	Telkom Indonesia Persero Tbk PT (Communication Services)	48,510
18,454	Tower Bersama Infrastructure Tbk PT (Communication Services)	2,622
22,454	Unilever Indonesia Tbk PT (Consumer Staples)	6,786
5,357	United Tractors Tbk PT (Energy)	7,943
7,988	Vale Indonesia Tbk PT (Materials)	3,357

		525,583

Kuwait – 0.9%
7,413	Agility Public Warehousing Co. KSC (Industrials)	14,718
4,915	Boubyan Bank KSCP (Financials)	9,582
7,941	Gulf Bank KSCP (Financials)	6,606
39,167	Kuwait Finance House KSCP (Financials)	89,979
2,476	Mabanee Co KPSC (Real Estate)	5,962
7,956	Mobile Telecommunications Co. KSCP (Communication Services)	13,443
28,307	National Bank of Kuwait SAKP (Financials)	84,622

		224,912

Luxembourg – 0.0%
513	Reinet Investments SCA (Financials)	10,096

Mexico – 2.8%
19,031	Alfa SAB de CV, Class A (Industrials)	11,606
122,244	America Movil SAB de CV, Series B (Communication Services)	129,966
1,769	Arca Continental SAB de CV (Consumer Staples)	17,814
6,941	Becle SAB de CV (Consumer Staples)	16,256
57,332	Cemex SAB de CV, Series CPO (Materials)*	34,351
1,979	Coca-Cola Femsa SAB de CV (Consumer Staples)	16,191

Shares	Description	Value

Common Stocks – (continued)
Mexico – (continued)
19,031	Controladora Axtel SAB de CV (Communication Services)*	$ 290
812	El Puerto de Liverpool SAB de CV (Consumer Discretionary)	4,748
11,220	Fibra Uno Administracion SA de CV REIT (Real Estate)	16,225
8,196	Fomento Economico Mexicano SAB de CV (Consumer Staples)	82,208
716	Gruma SAB de CV, Class B (Consumer Staples)	10,962
1,379	Grupo Aeroportuario del Pacifico SAB de CV, Class B (Industrials)	24,303
690	Grupo Aeroportuario del Sureste SAB de CV, Class B (Industrials)	19,250
5,081	Grupo Bimbo SAB de CV, Series A (Consumer Staples)	27,056
1,943	Grupo Carso SAB de CV, Series A1 (Industrials)	11,514
1,775	Grupo Comercial Chedraui SA de CV (Consumer Staples)	9,160
190	Grupo Elektra SAB DE CV (Financials)(c)	12,433
10,936	Grupo Financiero Banorte SAB de CV, Class O (Financials)	87,318
7,427	Grupo Financiero Inbursa SAB de CV, Class O (Financials)*	16,432
11,699	Grupo Mexico SAB de CV, Series B (Materials)	51,722
10,701	Grupo Televisa SAB, Series CPO (Communication Services)	10,208
712	Industrias Penoles SAB de CV (Materials)*	10,853
6,366	Kimberly-Clark de Mexico SAB de CV, Class A (Consumer Staples)	12,898
4,834	Operadora De Sites Mexicanos SAB de CV, Class A-1 (Communication Services)	4,246
3,699	Orbia Advance Corp. SAB de CV (Materials)	7,649
18,894	Wal-Mart de Mexico SAB de CV (Consumer Staples)	71,519

		717,178

Philippines – 0.8%
8,018	Aboitiz Equity Ventures, Inc. (Industrials)	7,781
28,344	ACEN Corp. (Utilities)*	2,958

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Philippines – (continued)
977	Ayala Corp. (Industrials)	$ 11,482
23,526	Ayala Land, Inc. (Real Estate)	11,017
6,874	Bank of the Philippine Islands (Financials)	12,234
8,232	BDO Unibank, Inc. (Financials)	19,935
12,567	Emperador, Inc. (Consumer Staples)	4,722
144	Globe Telecom, Inc. (Communication Services)	4,359
3,242	International Container Terminal Services, Inc. (Industrials)	11,257
11,712	JG Summit Holdings, Inc. (Industrials)	10,010
1,757	Jollibee Foods Corp. (Consumer Discretionary)	7,371
1,117	Manila Electric Co. (Utilities)	6,504
7,105	Metropolitan Bank & Trust Co. (Financials)	7,287
28,545	Monde Nissin Corp. (Consumer Staples)(a)	4,117
344	PLDT, Inc. (Communication Services)	7,350
1,884	SM Investments Corp. (Industrials)	31,165
43,811	SM Prime Holdings, Inc. (Real Estate)	25,510
3,487	Universal Robina Corp. (Consumer Staples)	8,730

		193,789

Qatar – 0.9%
12,773	Commercial Bank PSQC (The) (Financials)	19,651
8,019	Dukhan Bank (Financials)	8,625
7,534	Industries Qatar QSC (Industrials)	24,796
26,186	Masraf Al Rayan QSC (Financials)	18,345
17,034	Mesaieed Petrochemical Holding Co. (Materials)	9,214
2,651	Ooredoo QPSC (Communication Services)	7,727
1,845	Qatar Electricity & Water Co. QSC (Utilities)	8,667
2,221	Qatar Fuel QSC (Energy)	9,677
13,396	Qatar Gas Transport Co. Ltd. (Energy)	14,537
4,212	Qatar International Islamic Bank QSC (Financials)	11,560
6,222	Qatar Islamic Bank (Financials)	29,948
16,837	Qatar National Bank QPSC (Financials)	74,055

		236,802

Russia – 0.0%
12,708	Alrosa PJSC (Materials)*(b)	—
801	Gazprom Neft PJSC (Energy)(b)	—
49,291	Gazprom PJSC (Energy)(b)	—

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
1,413	LUKOIL PJSC (Energy)(b)	$ —
263	MMC Norilsk Nickel PJSC (Materials)(b)	—
4,560	Mobile TeleSystems PJSC (Communication Services)(b)	—
3,099	Novatek PJSC (Energy)(b)	—
5,287	Novolipetsk Steel PJSC (Materials)*(b)	—
780	PIK Group PJSC (Consumer Discretionary)*(b)	—
1,389	Polymetal International PLC (Materials)*(b)	—
128	Polyus PJSC (Materials)*(b)	—
5,078	Rosneft Oil Co. PJSC (Energy)(b)	—
44,370	Sberbank of Russia PJSC (Financials)(b)	—
969	Severstal PAO (Materials)*(b)	—
146,300	Surgutneftegas PJSC (Energy)(b)	—
6,047	Tatneft PJSC (Energy)(b)	—
6,503	United Co RUSAL International PJSC (Materials)(b)	—
1,289	Yandex NV, Class A (Communication Services)*(b)	—

		—

Saudi Arabia – 4.0%
505	ACWA Power Co. (Utilities)	20,088
504	Advanced Petrochemical Co. (Materials)	5,872
7,433	Al Rajhi Bank (Financials)	140,107
3,717	Alinma Bank (Financials)	32,356
933	Almarai Co. JSC (Consumer Staples)	13,606
2,524	Arab National Bank (Financials)	17,126
95	Arabian Internet & Co.mmunications Services Co. (Information Technology)	7,446
1,922	Bank AlBilad (Financials)	19,062
2,317	Banque Saudi Fransi (Financials)	24,586
281	Bupa Arabia for Cooperative Insurance Co. (Financials)	12,586
332	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care)	23,633
100	Elm Co. (Information Technology)	11,965
1,480	Etihad Etisalat Co. (Communication Services)*	16,967
2,300	Jarir Marketing Co. (Consumer Discretionary)	10,792

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
187	Mouwasat Medical Services Co. (Health Care)	$ 11,218
148	Nahdi Medical Co. (Consumer Staples)	6,716
1,655	Rabigh Refining & Petrochemical Co. (Energy)*	4,854
5,575	Riyad Bank (Financials)	48,678
885	SABIC Agri-Nutrients Co. (Materials)	29,494
1,409	Sahara International Petrochemical Co. (Materials)	13,373
3,063	Saudi Arabian Mining Co. (Materials)*	50,712
16,634	Saudi Arabian Oil Co. (Energy)(a)	139,696
190	Saudi Aramco Base Oil Co. (Materials)	6,788
3,413	Saudi Basic Industries Corp. (Materials)	80,257
3,797	Saudi British Bank (The) (Financials)	37,456
3,070	Saudi Electricity Co. (Utilities)	17,679
1,481	Saudi Industrial Investment Group (Materials)	9,737
2,883	Saudi Kayan Petrochemical Co. (Materials)*	9,808
11,288	Saudi National Bank (The) (Financials)	111,050
6,826	Saudi Telecom Co. (Communication Services)	78,710
1,026	Savola Group (The) (Consumer Staples)	9,820
1,104	Yanbu National Petrochemical Co. (Materials)	12,495

		1,034,733

South Africa – 2.6%
2,910	Absa Group Ltd. (Financials)	22,590
404	African Rainbow Minerals Ltd. (Materials)	4,205
211	Anglo American Platinum Ltd. (Materials)	12,093
1,422	Aspen Pharmacare Holdings Ltd. (Health Care)	12,310
1,305	Bid Corp. Ltd. (Consumer Staples)	27,660
1,309	Bidvest Group Ltd. (The) (Industrials)	15,710
370	Capitec Bank Holdings Ltd. (Financials)	25,207
969	Clicks Group Ltd. (Consumer Staples)	11,467
2,017	Discovery Ltd. (Financials)*	13,479
914	Exxaro Resources Ltd. (Energy)	7,388
18,977	FirstRand Ltd. (Financials)	57,717
3,336	Gold Fields Ltd. (Materials)	50,757
3,221	Impala Platinum Holdings Ltd. (Materials)	25,744
803	Investec Ltd. (Financials)	4,025

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
193	Kumba Iron Ore Ltd. (Materials)	$ 4,223
6,377	MTN Group Ltd. (Communication Services)	39,251
1,208	MultiChoice Group (Communication Services)	5,979
800	Naspers Ltd., Class N (Consumer Discretionary)	120,178
1,798	Nedbank Group Ltd. (Financials)	18,888
1,262	Northam Platinum Holdings Ltd. (Materials)*	10,337
19,482	Old Mutual Ltd. (Financials)	10,490
3,204	OUTsurance Group Ltd. (Financials)	5,117
6,072	Pepkor Holdings Ltd. (Consumer Discretionary)(a)	4,324
1,923	Remgro Ltd. (Financials)	12,734
6,536	Sanlam Ltd. (Financials)	17,118
2,204	Sasol Ltd. (Materials)	25,694
1,798	Shoprite Holdings Ltd. (Consumer Staples)	17,711
10,743	Sibanye Stillwater Ltd. (Materials)	18,980
5,131	Standard Bank Group Ltd. (Financials)	39,238
2,246	Vodacom Group Ltd. (Communication Services)	12,509
3,932	Woolworths Holdings Ltd. (Consumer Discretionary)	11,806

		664,929

South Korea – 12.1%
139	Alteogen, Inc. (Health Care)*	5,289
110	Amorepacific Corp. (Consumer Staples)	8,661
132	AMOREPACIFIC Group (Consumer Staples)	2,894
29	BGF retail Co. Ltd. (Consumer Staples)	4,160
1,089	BNK Financial Group, Inc. (Financials)	5,506
373	Celltrion Healthcare Co. Ltd. (Health Care)	20,796
72	Celltrion Pharm, Inc. (Health Care)*	4,622
414	Celltrion, Inc. (Health Care)	53,432
219	Cheil Worldwide, Inc. (Communication Services)	3,025
17	Chunbo Co. Ltd. (Materials)	2,431
30	CJ CheilJedang Corp. (Consumer Staples)	7,007
51	CJ Corp. (Industrials)	3,404
37	CJ ENM Co. Ltd. (Communication Services)*	2,119
29	CJ Logistics Corp. (Industrials)	1,781

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
82	CosmoAM&T Co. Ltd. (Information Technology)*	$ 11,040
205	Coway Co. Ltd. (Consumer Discretionary)	7,437
79	CS Wind Corp. (Industrials)	4,702
734	Daewoo Engineering & Construction Co. Ltd. (Industrials)*	2,375
172	Daewoo Shipbuilding & Marine Engineering Co. Ltd. (Industrials)*	3,674
125	DB HiTek Co. Ltd. (Information Technology)	5,688
166	DB Insurance Co. Ltd. (Financials)	9,255
98	DL E&C Co. Ltd. (Industrials)	2,680
121	Dongsuh Cos., Inc. (Consumer Staples)	1,855
186	Doosan Bobcat, Inc. (Industrials)	7,497
24	Doosan Co. Ltd. (Industrials)	1,759
1,618	Doosan Enerbility Co. Ltd. (Industrials)*	19,603
161	Doosan Fuel Cell Co. Ltd. (Industrials)*	3,736
174	Ecopro BM Co. Ltd. (Industrials)	32,643
70	Ecopro Co. Ltd. (Materials)	29,693
67	E-MART, Inc. (Consumer Staples)	4,255
60	F&F Co. Ltd. (Consumer Discretionary)	5,850
156	Fila Holdings Corp. (Consumer Discretionary)	4,272
19	Green Cross Corp. (Health Care)	1,802
223	GS Engineering & Construction Corp. (Industrials)	3,486
169	GS Holdings Corp. (Industrials)	4,902
129	GS Retail Co. Ltd. (Consumer Staples)	2,415
1,077	Hana Financial Group, Inc. (Financials)	33,635
89	Hanjin Kal Corp. (Industrials)	3,406
257	Hankook Tire & Technology Co. Ltd. (Consumer Discretionary)	6,680
24	Hanmi Pharm Co. Ltd. (Health Care)	5,289
107	Hanmi Science Co. Ltd. (Health Care)	2,914
607	Hanon Systems (Consumer Discretionary)	4,290
35	Hansol Chemical Co. Ltd. (Materials)	6,105
27	Hanssem Co. Ltd. (Consumer Discretionary)	926
126	Hanwha Aerospace Co. Ltd. (Industrials)	10,072
128	Hanwha Corp. (Industrials)	2,941
1,356	Hanwha Life Insurance Co. Ltd. (Financials)*	2,580
208	Hanwha Systems Co. Ltd. (Industrials)	2,207
156	HD Hyundai Co. Ltd. (Energy)	6,711

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
62	HD Hyundai Heavy Industries Co. Ltd. (Industrials)*	$ 5,423
468	HD Hyundai Infracore Co. Ltd. (Industrials)	3,360
153	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Industrials)*	11,090
100	Hite Jinro Co. Ltd. (Consumer Staples)	1,725
121	HL Mando Co. Ltd. (Consumer Discretionary)	4,394
417	HLB, Inc. (Health Care)*	11,625
956	HMM Co. Ltd. (Industrials)	12,785
109	Hotel Shilla Co. Ltd. (Consumer Discretionary)	6,340
29	Hugel, Inc. (Health Care)*	2,377
64	HYBE Co. Ltd. (Communication Services)*	13,212
8	Hyosung Advanced Materials Corp. (Materials)	2,691
9	Hyosung TNC Corp. (Materials)	2,580
25	Hyundai Autoever Corp. (Information Technology)	2,373
49	Hyundai Department Store Co. Ltd. (Consumer Discretionary)	1,887
95	Hyundai Elevator Co. Ltd. (Industrials)	2,995
275	Hyundai Engineering & Construction Co. Ltd. (Industrials)	7,936
71	Hyundai Glovis Co. Ltd. (Industrials)	9,041
189	Hyundai Marine & Fire Insurance Co. Ltd. (Financials)	4,671
86	Hyundai Mipo Dockyard Co. Ltd. (Industrials)*	4,834
236	Hyundai Mobis Co. Ltd. (Consumer Discretionary)	39,652
514	Hyundai Motor Co. (Consumer Discretionary)	77,453
262	Hyundai Rotem Co. Ltd. (Industrials)*	6,110
315	Hyundai Steel Co. (Materials)	7,737
948	Industrial Bank of Korea (Financials)	7,293
1,114	Kakao Corp. (Communication Services)	47,170
139	Kakao Games Corp. (Communication Services)*	4,069
656	KakaoBank Corp. (Financials)	12,949
84	Kakaopay Corp. (Financials)*	3,804

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
455	Kangwon Land, Inc. (Consumer Discretionary)	$ 6,250
1,435	KB Financial Group, Inc. (Financials)	51,897
15	KCC Corp. (Materials)	2,356
40	KEPCO Engineering & Construction Co., Inc. (Industrials)	2,013
66	KEPCO Plant Service & Engineering Co. Ltd. (Industrials)	1,691
956	Kia Corp. (Consumer Discretionary)	61,873
49	KIWOOM Securities Co. Ltd. (Financials)	3,463
266	Korea Aerospace Industries Ltd. (Industrials)	10,321
1,021	Korea Electric Power Corp. (Utilities)*(c)	14,677
109	Korea Gas Corp. (Utilities)*	2,156
152	Korea Investment Holdings Co. Ltd. (Financials)	6,345
33	Korea Zinc Co. Ltd. (Materials)	11,947
714	Korean Air Lines Co. Ltd. (Industrials)	11,889
114	Krafton, Inc. (Communication Services)*	16,242
485	KT Corp. (Communication Services)	11,529
389	KT&G Corp. (Consumer Staples)	24,502
111	Kum Yang Co. Ltd. (Materials)*	4,035
60	Kumho Petrochemical Co. Ltd. (Materials)	5,737
95	L&F Co. Ltd. (Information Technology)	19,326
36	LEENO Industrial, Inc. (Information Technology)	3,518
178	LG Chem Ltd. (Materials)	92,940
342	LG Corp. (Industrials)	22,160
843	LG Display Co. Ltd. (Information Technology)*	9,985
408	LG Electronics, Inc. (Consumer Discretionary)	37,749
131	LG Energy Solution Ltd. (Industrials)*	59,121
35	LG H&H Co. Ltd. (Consumer Staples)	13,897
53	LG Innotek Co. Ltd. (Information Technology)	12,259
851	LG Uplus Corp. (Communication Services)	7,207
74	Lotte Chemical Corp. (Materials)	9,305
118	Lotte Corp. (Industrials)	2,507
75	Lotte Energy Materials Corp. (Information Technology)	3,238

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
39	Lotte Shopping Co. Ltd. (Consumer Discretionary)	$ 2,351
68	LS Corp. (Industrials)	4,206
123	Meritz Financial Group, Inc. (Financials)*	4,166
972	Mirae Asset Securities Co. Ltd. (Financials)	5,346
481	NAVER Corp. (Communication Services)	72,300
52	NCSoft Corp. (Communication Services)	12,576
82	Netmarble Corp. (Communication Services)*(a)	3,454
588	NH Investment & Securities Co. Ltd. (Financials)	4,426
12	NongShim Co. Ltd. (Consumer Staples)	3,969
21	OCI Co. Ltd. (Materials)*	2,286
46	OCI Holdings Co. Ltd. (Materials)	2,988
84	Orion Corp. (Consumer Staples)	8,177
809	Pan Ocean Co. Ltd. (Industrials)	2,871
113	Pearl Abyss Corp. (Communication Services)*	4,248
104	POSCO Future M Co. Ltd. (Materials)	27,425
270	POSCO Holdings, Inc. (Materials)	73,234
194	Posco International Corp. (Industrials)	4,400
67	S-1 Corp. (Industrials)	2,741
69	Samsung Biologics Co. Ltd. (Health Care)*(a)	40,758
316	Samsung C&T Corp. (Industrials)	26,332
92	Samsung Card Co. Ltd. (Financials)	2,083
209	Samsung Electro-Mechanics Co. Ltd. (Information Technology)	23,227
18,429	Samsung Electronics Co. Ltd. (Information Technology)	991,396
588	Samsung Engineering Co. Ltd. (Industrials)*	12,538
112	Samsung Fire & Marine Insurance Co. Ltd. (Financials)	19,029
2,454	Samsung Heavy Industries Co. Ltd. (Industrials)*	11,316
262	Samsung Life Insurance Co. Ltd. (Financials)	13,088
195	Samsung SDI Co. Ltd. (Information Technology)	105,489
139	Samsung SDS Co. Ltd. (Information Technology)	13,018
235	Samsung Securities Co. Ltd. (Financials)	6,507
139	SD Biosensor, Inc. (Health Care)	1,773

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
159	Seegene, Inc. (Health Care)	$ 2,911
1,546	Shinhan Financial Group Co. Ltd. (Financials)	40,827
27	Shinsegae, Inc. (Consumer Discretionary)	4,022
106	SK Biopharmaceuticals Co. Ltd. (Health Care)*	5,870
90	SK Bioscience Co. Ltd. (Health Care)*	5,621
37	SK Chemicals Co. Ltd. (Materials)	2,091
2,039	SK Hynix, Inc. (Information Technology)	166,838
88	SK IE Technology Co. Ltd. (Materials)*(a)	5,874
193	SK Innovation Co. Ltd. (Energy)*	27,498
379	SK Networks Co. Ltd. (Industrials)	1,382
363	SK Square Co. Ltd. (Information Technology)*	12,622
212	SK Telecom Co. Ltd. (Communication Services)	7,939
140	SK, Inc. (Industrials)	17,700
66	SKC Co. Ltd. (Materials)	4,719
156	S-Oil Corp. (Energy)	8,486
51	Solus Advanced Materials Co. Ltd. (Information Technology)	1,512
17	Soulbrain Co. Ltd. (Materials)	2,952
329	SSANGYONG C&E Co. Ltd. (Materials)	1,440
46	Studio Dragon Corp. (Communication Services)*	2,246
67	Wemade Co. Ltd. (Communication Services)	2,395
121	WONIK IPS Co. Ltd. (Information Technology)	2,940
2,102	Woori Financial Group, Inc. (Financials)	18,973
188	Yuhan Corp. (Health Care)	8,400

		3,106,189

Taiwan – 16.1%
1,915	Accton Technology Corp. (Information Technology)	22,000
11,345	Acer, Inc. (Information Technology)	11,390
1,484	Advantech Co. Ltd. (Information Technology)	19,656
266	Alchip Technologies Ltd. (Information Technology)	14,327

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
14,031	ASE Technology Holding Co. Ltd. (Information Technology)	$ 50,914
9,743	Asia Cement Corp. (Materials)	13,936
101	ASMedia Technology, Inc. (Information Technology)	3,862
114	ASPEED Technology, Inc. (Information Technology)	10,685
2,661	Asustek Computer, Inc. (Information Technology)	26,413
23,234	AUO Corp. (Information Technology)	13,308
2,605	Catcher Technology Co. Ltd. (Information Technology)	15,726
35,629	Cathay Financial Holding Co. Ltd. (Financials)	51,367
5,693	Chailease Holding Co. Ltd. (Financials)	37,518
21,762	Chang Hwa Commercial Bank Ltd. (Financials)	12,748
8,203	Cheng Shin Rubber Industry Co. Ltd. (Consumer Discretionary)	10,411
2,396	Chicony Electronics Co. Ltd. (Information Technology)	8,265
10,843	China Airlines Ltd. (Industrials)	7,834
61,057	China Development Financial Holding Corp. (Financials)	25,236
46,170	China Steel Corp. (Materials)	43,574
1,451	Chroma ATE, Inc. (Information Technology)	11,003
14,416	Chunghwa Telecom Co. Ltd. (Communication Services)	59,114
15,111	Compal Electronics, Inc. (Information Technology)	13,696
68,960	CTBC Financial Holding Co. Ltd. (Financials)	54,535
7,287	Delta Electronics, Inc. (Information Technology)	75,058
3,418	E Ink Holdings, Inc. (Information Technology)	23,026
855	Eclat Textile Co. Ltd. (Consumer Discretionary)	13,050
238	eMemory Technology, Inc. (Information Technology)	14,252
54,784	E.Sun Financial Holding Co. Ltd. (Financials)	46,177

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
10,091	Eva Airways Corp. (Industrials)	$ 11,149
3,930	Evergreen Marine Corp. Taiwan Ltd. (Industrials)	19,568
11,829	Far Eastern New Century Corp. (Industrials)	12,434
6,307	Far EasTone Telecommunications Co. Ltd. (Communication Services)	15,743
1,654	Feng TAY Enterprise Co. Ltd. (Consumer Discretionary)	10,281
40,344	First Financial Holding Co. Ltd. (Financials)	36,894
16,826	Formosa Chemicals & Fibre Corp. (Materials)	37,455
5,259	Formosa Petrochemical Corp. (Energy)	14,753
20,538	Formosa Plastics Corp. (Materials)	62,896
373	Formosa Sumco Technology Corp. (Information Technology)	2,015
2,956	Formosa Taffeta Co. Ltd. (Consumer Discretionary)	2,684
3,586	Foxconn Technology Co. Ltd. (Information Technology)	6,337
30,422	Fubon Financial Holding Co. Ltd. (Financials)	60,196
1,217	Giant Manufacturing Co. Ltd. (Consumer Discretionary)	8,159
315	Global Unichip Corp. (Information Technology)	15,326
784	Globalwafers Co. Ltd. (Information Technology)	12,859
6,081	Highwealth Construction Corp. (Real Estate)	8,431
1,060	Hiwin Technologies Corp. (Industrials)	8,262
45,280	Hon Hai Precision Industry Co. Ltd. (Information Technology)	156,938
1,190	Hotai Motor Co. Ltd. (Consumer Discretionary)	31,176
37,637	Hua Nan Financial Holdings Co. Ltd. (Financials)	27,253
34,426	Innolux Corp. (Information Technology)	15,573
11,895	Inventec Corp. (Information Technology)	14,265
361	Largan Precision Co. Ltd. (Information Technology)	26,610
8,415	Lite-On Technology Corp. (Information Technology)	24,373
334	Lotes Co. Ltd. (Information Technology)	9,468

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
6,895	Macronix International Co. Ltd. (Information Technology)	$ 7,472
5,691	MediaTek, Inc. (Information Technology)	140,573
40,165	Mega Financial Holding Co. Ltd. (Financials)	46,795
746	Merida Industry Co. Ltd. (Consumer Discretionary)	4,722
2,630	Micro-Star International Co. Ltd. (Information Technology)	14,208
265	momo.com, Inc. (Consumer Discretionary)	6,028
21,262	Nan Ya Plastics Corp. (Materials)	53,765
809	Nan Ya Printed Circuit Board Corp. (Information Technology)	7,977
4,412	Nanya Technology Corp. (Information Technology)	10,553
715	Nien Made Enterprise Co. Ltd. (Consumer Discretionary)	8,202
2,147	Novatek Microelectronics Corp. (Information Technology)	29,731
971	Oneness Biotech Co. Ltd. (Health Care)*	7,284
7,346	Pegatron Corp. (Information Technology)	18,002
867	PharmaEssentia Corp. (Health Care)*	9,876
625	Phison Electronics Corp. (Information Technology)	8,695
1,007	Polaris Group (Health Care)*	3,025
8,908	Pou Chen Corp. (Consumer Discretionary)	9,175
11,225	Powerchip Semiconductor Manufacturing Corp. (Information Technology)	11,288
2,525	Powertech Technology, Inc. (Information Technology)	8,209
2,049	President Chain Store Corp. (Consumer Staples)	18,638
8,958	Quanta Computer, Inc. (Information Technology)	33,963
1,696	Realtek Semiconductor Corp. (Information Technology)	21,084
7,004	Ruentex Development Co. Ltd. (Real Estate)	7,955
2,589	Ruentex Industries Ltd. (Consumer Discretionary)	4,803
17,234	Shanghai Commercial & Savings Bank Ltd. (The) (Financials)	25,323

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
50,789	Shin Kong Financial Holding Co. Ltd. (Financials)	$ 14,248
130	Silicon Motion Technology Corp. ADR (Information Technology)	7,961
1,995	Sino-American Silicon Products, Inc. (Information Technology)	10,323
39,257	SinoPac Financial Holdings Co. Ltd. (Financials)	22,102
4,789	Synnex Technology International Corp. (Information Technology)	9,959
7,179	TA Chen Stainless Pipe (Materials)	10,537
41,960	Taishin Financial Holding Co. Ltd. (Financials)	25,058
22,863	Taiwan Business Bank (Financials)	10,491
24,131	Taiwan Cement Corp. (Materials)	29,764
36,261	Taiwan Cooperative Financial Holding Co. Ltd. (Financials)	32,983
2,818	Taiwan Fertilizer Co. Ltd. (Materials)	5,558
8,616	Taiwan High Speed Rail Corp. (Industrials)	9,127
6,540	Taiwan Mobile Co. Ltd. (Communication Services)	22,029
90,802	Taiwan Semiconductor Manufacturing Co. Ltd. (Information Technology)	1,648,931
7,491	Tatung Co. Ltd. (Industrials)*	10,312
6,597	Teco Electric and Machinery Co. Ltd. (Industrials)	10,992
1,802	Tripod Technology Corp. (Information Technology)	7,536
4,944	Unimicron Technology Corp. (Information Technology)	29,042
17,951	Uni-President Enterprises Corp. (Consumer Staples)	43,406
43,769	United Microelectronics Corp. (Information Technology)*	73,785
3,533	Vanguard International Semiconductor Corp. (Information Technology)	10,682
371	VisEra Technologies Co. Ltd. (Information Technology)	2,759
268	Voltronic Power Technology Corp. (Industrials)	16,920
9,659	Walsin Lihwa Corp. (Industrials)	14,523

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,448	Walsin Technology Corp. (Information Technology)	$ 4,901
5,320	Wan Hai Lines Ltd. (Industrials)	10,042
1,327	Win Semiconductors Corp. (Information Technology)	6,888
10,762	Winbond Electronics Corp. (Information Technology)	9,334
10,481	Wistron Corp. (Information Technology)	22,751
354	Wiwynn Corp. (Information Technology)	13,364
5,901	WPG Holdings Ltd. (Information Technology)	10,217
1,474	Yageo Corp. (Information Technology)	24,369
6,825	Yang Ming Marine Transport Corp. (Industrials)	13,505
41,304	Yuanta Financial Holding Co. Ltd. (Financials)	32,059
1,103	Yulon Finance Corp. (Financials)	7,000
2,174	Yulon Motor Co. Ltd. (Consumer Discretionary)	6,198
2,415	Zhen Ding Technology Holding Ltd. (Information Technology)	9,117

		4,126,298

Thailand – 2.1%
4,088	Advanced Info Service PCL NVDR (Communication Services)	24,786
16,254	Airports of Thailand PCL NVDR (Industrials)*	33,045
31,837	Asset World Corp. PCL NVDR (Consumer Discretionary)	4,501
3,878	B Grimm Power PCL NVDR (Utilities)	4,179
3,883	Bangkok Bank PCL NVDR (Financials)	18,188
6,881	Bangkok Commercial Asset Management PCL NVDR (Financials)	2,175
23,366	Bangkok Dusit Medical Services PCL NVDR (Health Care)	18,968
31,469	Bangkok Expressway & Metro PCL NVDR (Industrials)	7,280
1,950	Bangkok Life Assurance PCL NVDR (Financials)	1,513
15,940	Banpu PCL NVDR (Energy)	3,779
3,869	Berli Jucker PCL NVDR (Consumer Staples)	4,030

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
30,615	BTS Group Holdings PCL NVDR (Industrials)	$ 6,246
2,027	Bumrungrad Hospital PCL NVDR (Health Care)	12,989
1,416	Carabao Group PCL NVDR (Consumer Staples)	2,706
6,566	Central Pattana PCL NVDR (Real Estate)	12,736
2,285	Central Plaza Hotel PCL NVDR (Consumer Discretionary)*	3,299
12,615	Central Retail Corp. PCL NVDR (Consumer Discretionary)	15,225
14,777	Charoen Pokphand Foods PCL NVDR (Consumer Staples)	8,535
3,251	Com7 PCL NVDR (Consumer Discretionary)	2,709
20,390	CP ALL PCL NVDR (Consumer Staples)	37,352
1,485	Delta Electronics Thailand PCL NVDR (Information Technology)	4,225
852	Electricity Generating PCL NVDR (Utilities)	3,538
5,694	Energy Absolute PCL NVDR (Utilities)	10,635
2,551	Global Power Synergy PCL NVDR (Utilities)	4,288
18,025	Gulf Energy Development PCL NVDR (Utilities)	25,251
19,511	Home Product Center PCL NVDR (Consumer Discretionary)	7,737
7,172	Indorama Ventures PCL NVDR (Materials)	6,543
3,453	Intouch Holdings PCL NVDR (Communication Services)	7,417
40,336	IRPC PCL NVDR (Energy)	2,573
2,450	JMT Network Services PCL NVDR (Financials)	3,027
5,847	Kasikornbank PCL NVDR (Financials)	21,758
2,522	KCE Electronics PCL NVDR (Information Technology)	2,826
17,575	Krung Thai Bank PCL NVDR (Financials)	9,596
3,518	Krungthai Card PCL NVDR (Financials)	5,156
23,143	Land & Houses PCL NVDR (Real Estate)	5,653
12,103	Minor International PCL NVDR (Consumer Discretionary)	11,738
2,720	Muangthai Capital PCL NVDR (Financials)	3,224
5,018	Ngern Tid Lor PCL NVDR (Financials)	4,001
6,317	Osotspa PCL NVDR (Consumer Staples)	5,264
40,226	PSG Corp. PCL NVDR (Industrials)*	925

Shares	Description	Value

Common Stocks – (continued)
Thailand – (continued)
5,227	PTT Exploration & Production PCL NVDR (Energy)	$ 20,953
8,047	PTT Global Chemical PCL NVDR (Materials)	8,151
10,919	PTT Oil & Retail Business PCL NVDR (Consumer Discretionary)	6,275
37,237	PTT PCL NVDR (Energy)	32,101
2,770	Ratch Group PCL NVDR (Utilities)	2,885
4,081	SCB X PCL NVDR (Financials)	12,137
4,442	SCG Packaging PCL NVDR (Materials)	5,010
1,578	Siam Cement PCL (The) NVDR (Materials)	14,465
6,315	Siam Global House PCL NVDR (Consumer Discretionary)	3,393
5,431	Siam Makro PCL NVDR (Consumer Staples)	6,321
3,205	Srisawad Corp. PCL NVDR (Financials)	5,134
15,917	STARK Corp. PCL NVDR (Industrials)*(b)	1,089
32,622	Thai Beverage PCL (Consumer Staples)	13,484
9,456	Thai Life Insurance PCL NVDR (Financials)	3,369
4,277	Thai Oil PCL NVDR (Energy)	5,316
10,271	Thai Union Group PCL NVDR (Consumer Staples)	4,339
1,402	Thonburi Healthcare Group PCL NVDR (Health Care)	2,750
1,889	Tisco Financial Group PCL NVDR (Financials)	5,238
162,954	TMBThanachart Bank PCL NVDR (Financials)	7,399
2,201	TOA Paint Thailand PCL NVDR (Materials)	2,103
38,263	True Corp. PCL NVDR (Communication Services)	7,532
20,941	VGI PCL NVDR (Communication Services)	1,938

		540,998

Turkey – 1.0%
496	AG Anadolu Grubu Holding AS (Industrials)	2,292
200	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS (Utilities)*	908
12,252	Akbank TAS (Financials)	9,352
501	Aksa Akrilik Kimya Sanayii AS (Consumer Discretionary)	1,545
750	Aksa Enerji Uretim AS (Utilities)	1,233

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
515	Alarko Holding AS (Industrials)	$ 1,686
771	Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples)	2,168
10	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C (Industrials)	77
707	Arcelik AS (Consumer Discretionary)*	3,289
2,325	Aselsan Elektronik Sanayi Ve Ticaret AS (Industrials)	5,335
664	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS (Industrials)	1,684
553	Aydem Yenilenebilir Enerji AS (Utilities)*	360
285	Aygaz AS (Utilities)	893
309	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS (Utilities)	182
2,507	Bera Holding AS (Industrials)	1,218
1,746	BIM Birlesik Magazalar AS (Consumer Staples)	11,894
102	Borusan Mannesmann Boru Sanayi ve Ticaret AS (Materials)*	892
26	Borusan Yatirim ve Pazarlama AS (Financials)	1,130
188	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (Consumer Discretionary)	398
790	Can2 Termik AS (Utilities)*	821
10	Celebi Hava Servisi AS (Industrials)	243
210	Cimsa Cimento Sanayi VE Ticaret AS (Materials)	1,097
274	Coca-Cola Icecek AS (Consumer Staples)	3,062
151	Deva Holding AS (Health Care)	303
3,708	Dogan Sirketler Grubu Holding AS (Consumer Discretionary)	1,492
47	Dogu Aras Enerji Yatirimlari AS (Utilities)	298
138	Dogus Otomotiv Servis ve Ticaret AS (Consumer Discretionary)	953
71	Eczacibasi Yatirim Holding Ortakligi AS (Industrials)	453
4	EGE Endustri VE Ticaret AS (Consumer Discretionary)	900
576	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (Consumer Staples)	770

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
7,605	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	$ 2,612
933	Enerjisa Enerji AS (Utilities)(a)	1,397
6,122	Enka Insaat ve Sanayi AS (Industrials)	7,649
5,393	Eregli Demir ve Celik Fabrikalari TAS (Materials)*	8,608
250	Ford Otomotiv Sanayi AS (Consumer Discretionary)	6,923
342	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS (Health Care)	664
496	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS (Industrials)*	1,435
202	Gubre Fabrikalari TAS (Materials)*	2,528
5,226	Haci Omer Sabanci Holding AS (Financials)	9,746
3,779	Hektas Ticaret TAS (Materials)*	5,086
71	Investco Holding AS (Financials)*	756
1,828	Is Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)*	786
517	Is Yatirim Menkul Degerler AS (Financials)	1,210
2,188	Izmir Demir Celik Sanayi AS (Materials)*	547
85	Jantsa Jant Sanayi Ve Ticaret AS (Industrials)	398
881	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (Materials)	762
159	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (Materials)	122
2,945	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (Materials)	2,500
69	Kartonsan Karton Sanayi ve Ticaret AS (Materials)	206
353	Kiler Holding AS (Industrials)*	614
126	Kizilbuk Gayrimenkul Yatirim Ortakligi AS (Real Estate)*	108
1,948	KOC Holding AS (Industrials)	7,416
267	Kontrolmatik Enerji Ve Muhendislik AS (Industrials)	1,845
3	Konya Cimento Sanayii AS (Materials)*	472
252	Kordsa Teknik Tekstil AS (Consumer Discretionary)	801
3,797	Koza Altin Isletmeleri AS (Materials)	4,223
732	Koza Anadolu Metal Madencilik Isletmeleri AS (Materials)*	1,595

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
296	Logo Yazilim Sanayi Ve Ticaret AS (Information Technology)	$ 776
352	Margun Enerji Uretim Sanayi VE Ticaret AS (Utilities)	594
348	Migros Ticaret AS (Consumer Staples)	2,900
299	MLP Saglik Hizmetleri AS (Health Care)*(a)	968
92	Nuh Cimento Sanayi AS (Materials)	564
4,387	ODAS Elektrik Uretim ve Sanayi Ticaret AS (Utilities)*	1,403
165	Otokar Otomotiv Ve Savunma Sanayi A.S. (Industrials)*	1,331
984	Oyak Cimento Fabrikalari AS (Materials)*	1,965
165	Pegasus Hava Tasimaciligi AS (Industrials)*	3,657
606	Penta Teknoloji Urunleri Dagitim Ticaret AS (Information Technology)*	458
4,031	Petkim Petrokimya Holding AS (Materials)*	2,724
225	Qua Granite Hayal (Industrials)*	913
1,252	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS (Industrials)*	1,876
4,566	Sasa Polyester Sanayi AS (Materials)*	11,911
465	Selcuk Ecza Deposu Ticaret ve Sanayi A.S. (Health Care)	753
302	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (Information Technology)*	1,117
1,026	Sok Marketler Ticaret AS (Consumer Staples)*	1,348
688	TAV Havalimanlari Holding AS (Industrials)*	2,581
723	Tekfen Holding AS (Industrials)	1,041
484	Tofas Turk Otomobil Fabrikasi AS (Consumer Discretionary)	5,016
713	Torunlar Gayrimenkul Yatirim Ortakligi AS REIT (Real Estate)	566
2,774	Turk Hava Yollari AO (Industrials)*	19,272
122	Turk Prysmian Kablo ve Sistemleri AS (Industrials)	147
1,983	Turk Telekomunikasyon AS (Communication Services)*	1,536
53	Turk Traktor ve Ziraat Makineleri AS (Industrials)	1,694
4,693	Turkcell Iletisim Hizmetleri AS (Communication Services)	7,595

Shares	Description	Value

Common Stocks – (continued)
Turkey – (continued)
2,447	Turkiye Halk Bankasi AS (Financials)*	$ 1,498
13,666	Turkiye Is Bankasi AS, Class C (Financials)	7,362
3,453	Turkiye Petrol Rafinerileri AS (Energy)	11,177
814	Turkiye Sigorta AS (Financials)*	439
4,043	Turkiye Sinai Kalkinma Bankasi AS (Financials)*	801
5,192	Turkiye Sise ve Cam Fabrikalari AS (Industrials)	10,124
4,501	Turkiye Vakiflar Bankasi TAO, Class D (Financials)*	2,040
555	Ulker Biskuvi Sanayi AS (Consumer Staples)*	906
108	Verusa Holding AS (Financials)	704
1,009	Vestel Beyaz Esya Sanayi ve Ticaret AS (Consumer Discretionary)	535
356	Vestel Elektronik Sanayi ve Ticaret AS (Consumer Discretionary)*	773
10,434	Yapi ve Kredi Bankasi AS (Financials)	5,142
281	Yayla Agro Gida Sanayi VE Nakliyat AS (Consumer Staples)*	323
2,231	Zorlu Enerji Elektrik Uretim AS (Utilities)*	531

		244,998

United Arab Emirates – 2.3%
11,369	Abu Dhabi Commercial Bank PJSC (Financials)	24,731
5,510	Abu Dhabi Islamic Bank PJSC (Financials)	15,001
11,410	Abu Dhabi National Energy Co. PJSC (Utilities)	9,319
11,432	Abu Dhabi National Oil Co. for Distribution PJSC (Consumer Discretionary)	12,886
6,999	ADNOC Drilling Co. PJSC (Energy)	6,917
66,950	Adnoc Gas PLC (Energy)*	56,323
14,089	Aldar Properties PJSC (Real Estate)	19,563
5,257	Alpha Dhabi Holding PJSC (Industrials)*	27,022
12,033	Borouge PLC (Materials)	8,485
34,133	Dubai Electricity & Water Authority PJSC (Utilities)	23,047
11,323	Dubai Islamic Bank PJSC (Financials)	16,215
23,556	Emaar Properties PJSC (Real Estate)	39,442
9,322	Emirates NBD Bank PJSC (Financials)	34,643

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – (continued)
13,193	Emirates Telecommunications Group Co. PJSC (Communication Services)	$ 82,901
16,760	First Abu Dhabi Bank PJSC (Financials)	57,951
1,358	International Holding Co. PJSC (Industrials)*	146,041

		580,487

United States – 0.1%
2,756	JBS SA (Consumer Staples)	9,040
284	Parade Technologies Ltd. (Information Technology)	9,427

		18,467

TOTAL COMMON STOCKS (Cost $21,932,058)		$24,827,329

Shares	Description	Rate	Value

Preferred Stocks – 2.1%
Brazil – 1.3%
19,692	Banco Bradesco SA (Financials)	6.50%	$ 59,631
765	Braskem SA, Class A (Materials)*	7.55	3,355
959	Centrais Eletricas Brasileiras SA, Class B (Utilities)	3.79	7,377
5,667	Cia Energetica de Minas Gerais (Utilities)	9.37	12,945
4,470	Gerdau SA (Materials)	14.29	20,919
18,365	Itau Unibanco Holding SA (Financials)	4.81	94,409
19,258	Itausa SA (Financials)	5.22	33,012
17,319	Petroleo Brasileiro SA (Energy)	19.32	88,321
3,841	Raizen SA (Energy)	5.78	2,722

			322,691

Chile – 0.1%
522	Sociedad Quimica y Minera de Chile SA, Class B (Materials)	17.69	33,465

Colombia – 0.0%
1,798	Bancolombia SA (Financials)	12.42	10,557

Shares	Description	Rate	Value

Preferred Stocks – (continued)
Russia – 0.0%
4,252	Sberbank of Russia PJSC (Financials)(b)	10.45%	$ —
31,665	Surgutneftegas PJSC (Energy)(b)	14.95	—
640	Tatneft PJSC (Energy)(b)	8.77	—

			—

South Korea – 0.7%
141	Hyundai Motor Co. (Consumer Discretionary)	6.76	11,208
88	Hyundai Motor Co. (Consumer Discretionary)	6.79	6,988
31	LG Chem Ltd. (Materials)	2.75	8,432
73	LG Electronics, Inc. (Consumer Discretionary)	1.41	2,954
8	LG H&H Co. Ltd. (Consumer Staples)	1.74	1,368
3,120	Samsung Electronics Co. Ltd. (Information Technology)	2.44	137,752
5	Samsung SDI Co. Ltd. (Information Technology)	0.32	1,283

			169,985

TOTAL PREFERRED STOCKS (Cost $474,087)			$ 536,698

Shares	Description		Value

Exchange-Traded Fund – 1.0%
United States – 1.0%
12,873	iShares MSCI Malaysia ETF
(Cost $302,161)			$ 264,154

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $22,708,306)			$25,628,181

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
48,497	5.003%	$ 48,497
(Cost $48,497)

TOTAL INVESTMENTS – 99.9% (Cost $22,756,803)		$25,676,678

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		27,431

NET ASSETS – 100.0%		$25,704,109

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(c)	All or a portion of security is on loan.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® EMERGING MARKETS EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Sector Name	% of Market Value
Financials	21.8%
Information Technology	20.8
Consumer Discretionary	11.8
Communication Services	9.1
Materials	8.4
Industrials	7.6
Consumer Staples	5.9
Energy	5.3
Health Care	3.7
Utilities	2.7
Real Estate	1.7
Exchange-Traded Fund	1.0
Securities Lending Reinvestment Vehicle	0.2
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 98.6%
Australia – 7.8%
15,940	AGL Energy Ltd. (Utilities)	$ 96,863
15,574	Allkem Ltd. (Materials)*	149,669
62,927	Alumina Ltd. (Materials)	59,049
6,401	Ampol Ltd. (Energy)	130,113
80,631	ANZ Group Holdings Ltd. (Financials)	1,195,974
31,713	APA Group (Utilities)	206,052
15,940	Aristocrat Leisure Ltd. (Consumer Discretionary)	383,224
5,154	ASX Ltd. (Financials)	224,907
31,812	Atlas Arteria Ltd. (Industrials)	131,758
49,349	Aurizon Holdings Ltd. (Industrials)	113,693
136,117	BHP Group Ltd. (Materials)	3,701,463
12,369	BlueScope Steel Ltd. (Materials)	148,245
37,317	Brambles Ltd. (Industrials)	331,817
9,048	carsales.com Ltd. (Communication Services)	136,021
12,500	Charter Hall Group REIT (Real Estate)	90,601
1,760	Cochlear Ltd. (Health Care)	277,240
34,817	Coles Group Ltd. (Consumer Staples)	405,122
45,249	Commonwealth Bank of Australia (Financials)	2,833,999
14,142	Computershare Ltd. (Industrials)	204,639
28,580	Dexus REIT (Real Estate)	151,848
1,576	Domino’s Pizza Enterprises Ltd. (Consumer Discretionary)	49,272
4,199	EBOS Group Ltd. (Health Care)	105,901
36,268	Endeavour Group Ltd. (Consumer Staples)	144,815
47,958	Evolution Mining Ltd. (Materials)	106,764
4,741	Flutter Entertainment PLC (Consumer Discretionary)*	923,183
42,395	Fortescue Metals Group Ltd. (Materials)	527,319
254,827	Glencore PLC (Materials)	1,299,494
49,300	Goodman Group REIT (Real Estate)	626,285
51,209	GPT Group (The) REIT (Real Estate)	138,856
5,496	IDP Education Ltd. (Consumer Discretionary)	77,608
17,965	IGO Ltd. (Materials)	165,787
65,733	Insurance Australia Group Ltd. (Financials)	220,778
18,494	Lendlease Corp. Ltd. (Real Estate)	94,550
59,810	Lottery Corp. Ltd. (The) (Consumer Discretionary)	192,756
24,875	Lynas Rare Earths Ltd. (Materials)*	120,895

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
9,736	Macquarie Group Ltd. (Financials)	$ 1,075,774
73,983	Medibank Pvt Ltd. (Financials)	170,925
4,455	Mineral Resources Ltd. (Materials)	204,091
105,522	Mirvac Group REIT (Real Estate)	157,064
83,947	National Australia Bank Ltd. (Financials)	1,410,854
23,939	Newcrest Mining Ltd. (Materials)	397,993
30,207	Northern Star Resources Ltd. (Materials)	252,371
12,154	Orica Ltd. (Materials)	120,263
45,909	Origin Energy Ltd. (Utilities)	247,484
73,611	Pilbara Minerals Ltd. (Materials)	210,081
48,528	Qantas Airways Ltd. (Industrials)*	208,843
39,957	QBE Insurance Group Ltd. (Financials)	378,047
4,867	Ramsay Health Care Ltd. (Health Care)	180,697
1,348	REA Group Ltd. (Communication Services)	119,975
7,920	Reece Ltd. (Industrials)	93,078
9,956	Rio Tinto Ltd. (Materials)	689,404
28,709	Rio Tinto PLC (Materials)	1,701,529
88,641	Santos Ltd. (Energy)	418,184
139,165	Scentre Group REIT (Real Estate)	244,064
9,163	SEEK Ltd. (Communication Services)	139,529
4,143	Seven Group Holdings Ltd. (Industrials)	62,685
12,062	Sonic Healthcare Ltd. (Health Care)	274,690
121,886	South32 Ltd. (Materials)	306,049
63,876	Stockland REIT (Real Estate)	176,097
33,944	Suncorp Group Ltd. (Financials)	292,159
310,008	Telstra Group Ltd. (Communication Services)	874,711
10,529	TPG Telecom Ltd. (Communication Services)	37,272
82,682	Transurban Group (Industrials)	794,054
19,345	Treasury Wine Estates Ltd. (Consumer Staples)	145,472
103,163	Vicinity Ltd. REIT (Real Estate)	123,843
6,223	Washington H Soul Pattinson & Co. Ltd. (Financials)	129,354
30,216	Wesfarmers Ltd. (Consumer Discretionary)	932,153
93,843	Westpac Banking Corp. (Financials)	1,255,907
22,686	Whitehaven Coal Ltd. (Energy)	83,096
4,600	WiseTech Global Ltd. (Information Technology)	222,761
50,959	Woodside Energy Group Ltd. (Energy)	1,131,150

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
32,411	Woolworths Group Ltd. (Consumer Staples)	$ 787,393

		31,815,656

Austria – 0.3%
7,002	ams-OSRAM AG (Information Technology)*	51,181
1,914	ANDRITZ AG (Industrials)	102,332
2,098	BAWAG Group AG (Financials)*(a)	90,943
1,174	CA Immobilien Anlagen AG (Real Estate)	31,979
8,788	Erste Group Bank AG (Financials)	283,596
953	EVN AG (Utilities)	21,184
231	Mayr Melnhof Karton AG (Materials)	33,493
13,050	Mondi PLC (Materials)	201,369
3,800	OMV AG (Energy)	168,853
4,000	Raiffeisen Bank International AG (Financials)*	58,422
869	Verbund AG (Utilities)	65,361
947	Vienna Insurance Group AG Wiener Versicherung Gruppe (Financials)	24,533
3,005	voestalpine AG (Materials)	92,841
2,873	Wienerberger AG (Materials)	80,983

		1,307,070

Belgium – 0.8%
594	Ackermans & van Haaren NV (Industrials)	97,079
4,113	Ageas SA/NV (Financials)	163,687
22,944	Anheuser-Busch InBev SA/NV (Consumer Staples)	1,220,829
2,682	Azelis Group NV (Industrials)	65,592
592	D’ieteren Group (Consumer Discretionary)	102,054
752	Elia Group SA/NV (Utilities)	90,673
1,355	Etablissements Franz Colruyt NV (Consumer Staples)	44,782
2,581	Groupe Bruxelles Lambert NV (Financials)	198,336
6,716	KBC Group NV (Financials)	438,044
3,804	Proximus SADP (Communication Services)	29,451
402	Sofina SA (Financials)	82,714
1,878	Solvay SA (Materials)	195,529
3,229	UCB SA (Health Care)	280,628
5,425	Umicore SA (Materials)	150,373

Shares	Description	Value

Common Stocks – (continued)
Belgium – (continued)
4,280	Warehouses De Pauw CVA REIT (Real Estate)	$ 119,731

		3,279,502

Bermuda – 0.0%
1,140	Seadrill Ltd. (Energy)*	40,718

Brazil – 0.0%
4,131	Yara International ASA (Materials)(b)	153,555

Chile – 0.0%
9,296	Antofagasta PLC (Materials)	154,100

China – 1.0%
135,213	Alibaba Health Information Technology Ltd. (Consumer Staples)*	80,144
45,489	Budweiser Brewing Co. APAC Ltd. (Consumer Staples)(a)	114,358
16,140	BYD Electronic International Co. Ltd. (Information Technology)	47,008
78,117	China Evergrande New Energy Vehicle Group Ltd. (Health Care)*(c)	—
72,472	China Gas Holdings Ltd. (Utilities)	82,209
80,700	China Mengniu Dairy Co. Ltd. (Consumer Staples)*	313,388
46,953	Chow Tai Fook Jewellery Group Ltd. (Consumer Discretionary)	83,131
225,300	CSPC Pharmaceutical Group Ltd. (Health Care)	196,282
68,763	ESR Group Ltd. (Real Estate)(a)	101,542
58,487	Fosun International Ltd. (Industrials)	38,552
156,372	Geely Automobile Holdings Ltd. (Consumer Discretionary)	181,975
6,966	NXP Semiconductors NV (Information Technology)	1,247,611
18,906	Prosus NV (Consumer Discretionary)*	1,240,986
28,068	Shimao Group Holdings Ltd. (Real Estate)*(c)	7,924
25,870	Wharf Holdings Ltd. (The) (Real Estate)	54,329
56,081	Wilmar International Ltd. (Consumer Staples)	161,846
42,398	Xinyi Glass Holdings Ltd. (Industrials)	62,718

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
71,273	Yangzijiang Shipbuilding Holdings Ltd. (Industrials)	$ 64,705

		4,078,708

Denmark – 3.0%
73	AP Moller – Maersk A/S, Class A (Industrials)	122,168
114	AP Moller – Maersk A/S, Class B (Industrials)	191,191
2,447	Carlsberg AS, Class B (Consumer Staples)	367,653
2,758	Chr Hansen Holding A/S (Materials)	199,471
3,312	Coloplast A/S, Class B (Health Care)	415,825
17,998	Danske Bank A/S (Financials)*	365,103
2,332	Demant A/S (Health Care)*	88,403
4,758	DSV A/S (Industrials)	914,450
1,740	Genmab A/S (Health Care)*	678,792
43,227	Novo Nordisk A/S, Class B (Health Care)	6,907,458
5,501	Novozymes A/S, Class B (Materials)	264,371
5,071	Orsted AS (Utilities)(a)	442,838
2,362	Pandora A/S (Consumer Discretionary)	187,670
8,993	Tryg A/S (Financials)	204,059
27,040	Vestas Wind Systems A/S (Industrials)*	767,782

		12,117,234

Faroe Islands – 0.0%
1,333	Bakkafrost P/F (Consumer Staples)	86,849

Finland – 1.1%
3,776	Elisa OYJ (Communication Services)	210,941
11,584	Fortum OYJ (Utilities)	153,507
2,804	Huhtamaki OYJ (Materials)	91,414
7,240	Kesko OYJ, Class B (Consumer Staples)	136,503
8,913	Kone OYJ, Class B (Industrials)	451,067
18,706	Metso Corp. (Industrials)	204,111
11,533	Neste OYJ (Energy)	434,886
141,953	Nokia OYJ (Information Technology)	574,321
87,741	Nordea Bank Abp (Financials)	858,423
2,841	Orion OYJ, Class B (Health Care)	119,910
12,453	Sampo OYJ, Class A (Financials)	571,140
15,327	Stora Enso OYJ, Class R (Materials)	193,549
14,186	UPM-Kymmene OYJ (Materials)	424,522

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
13,037	Wartsila OYJ Abp (Industrials)	$ 147,188

		4,571,482

France – 8.9%
5,285	Adevinta ASA (Communication Services)*	36,852
736	Aeroports de Paris (Industrials)*	111,499
13,695	Air Liquide SA (Materials)	2,286,982
15,735	Airbus SE (Industrials)	2,055,619
48,540	AXA SA (Financials)	1,366,937
1,129	BioMerieux (Health Care)	112,708
28,821	BNP Paribas SA (Financials)(b)	1,659,516
21,350	Bollore SE (Communication Services)	136,340
5,133	Bouygues SA (Industrials)	163,950
4,251	Capgemini SE (Information Technology)	737,808
15,679	Carrefour SA (Consumer Staples)	287,254
12,546	Cie de Saint-Gobain (Industrials)	692,840
18,042	Cie Generale des Etablissements Michelin (Consumer Discretionary)	510,871
29,783	Credit Agricole SA (Financials)(b)	339,489
16,893	Danone SA (Consumer Staples)	996,653
18,176	Dassault Systemes (Information Technology)	796,607
47,037	Engie SA (Utilities)	704,152
7,604	EssilorLuxottica SA (Health Care)(b)	1,365,480
870	Hermes International (Consumer Discretionary)	1,763,933
1,916	Kering (Consumer Discretionary)	1,017,954
6,013	L’Oreal SA (Consumer Staples)	2,557,774
6,884	Legrand SA (Industrials)*	649,211
6,983	LVMH Moet Hennessy Louis Vuitton SE (Consumer Discretionary)	6,059,143
50,313	Orange SA (Communication Services)	599,252
5,259	Pernod Ricard SA (Consumer Staples)	1,133,098
9,524	Safran SA (Industrials)	1,375,195
654	Sartorius Stedim Biotech (Health Care)	171,240
20,078	Societe Generale SA (Financials)(b)	462,994
2,180	Sodexo SA (Consumer Discretionary)	234,850
1,558	Teleperformance (Industrials)	232,372
2,613	Thales SA (Industrials)	362,979
61,174	TotalEnergies SE (Energy)	3,461,751
13,031	Vinci SA (Industrials)	1,477,035

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
6,365	Worldline SA (Financials)*(a)	$ 246,661

		36,166,999

Germany – 7.2%
4,454	adidas AG (Consumer Discretionary)	719,384
10,800	Allianz SE (Financials)	2,302,546
24,687	BASF SE (Materials)	1,168,950
26,405	Bayer AG (Health Care)	1,467,761
8,175	Bayerische Motoren Werke AG (Consumer Discretionary)	888,271
2,630	Beiersdorf AG (Consumer Staples)	334,078
2,500	BioNTech SE ADR (Health Care)	262,261
982	Carl Zeiss Meditec AG (Health Care)	109,769
2,903	Continental AG (Consumer Discretionary)	192,750
11,550	Daimler Truck Holding AG (Industrials)*	348,471
52,361	Deutsche Bank AG (Financials)	528,970
4,935	Deutsche Boerse AG (Financials)	849,685
25,404	Deutsche Post AG (Industrials)	1,138,849
86,766	Deutsche Telekom AG (Communication Services)	1,918,939
59,475	E.ON SE (Utilities)	717,125
5,398	Evonik Industries AG (Materials)*	107,874
5,349	Fresenius Medical Care AG & Co. KGaA (Health Care)	227,818
11,057	Fresenius SE & Co. KGaA (Health Care)	301,652
1,614	Hannover Rueck SE (Financials)	344,481
170	Hapag-Lloyd AG (Industrials)(a)(b)	32,623
3,703	Heidelberg Materials AG (Materials)	264,027
2,586	Henkel AG & Co. KGaA (Consumer Staples)	185,045
35,001	Infineon Technologies AG (Information Technology)	1,295,935
1,787	Knorr-Bremse AG (Industrials)	121,890
21,129	Mercedes-Benz Group AG (Consumer Discretionary)	1,571,613
3,473	Merck KGaA (Health Care)	602,593
1,436	MTU Aero Engines AG (Industrials)	330,373
3,801	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Financials)	1,353,451
2,704	Puma SE (Consumer Discretionary)	128,339
19,993	RWE AG (Utilities)	833,825
27,509	SAP SE (Information Technology)	3,583,216

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
19,891	Siemens AG (Industrials)	$ 3,251,698
13,464	Siemens Energy AG (Industrials)*	340,763
7,241	Siemens Healthineers AG (Health Care)(a)	408,369
3,568	Symrise AG (Materials)	380,308
1,203	Talanx AG (Financials)	66,883
23,932	Telefonica Deutschland Holding AG (Communication Services)	67,229
769	Volkswagen AG (Consumer Discretionary)	115,104
19,016	Vonovia SE (Real Estate)	347,884
5,913	Zalando SE (Consumer Discretionary)*(a)	170,456

		29,381,258

Guatemala – 0.0%
4,626	Millicom International Cellular SA SDR (Communication Services)*	77,443

Hong Kong – 2.4%
312,997	AIA Group Ltd. (Financials)	3,002,724
25,985	Cathay Pacific Airways Ltd. (Industrials)*	23,700
49,518	CK Asset Holdings Ltd. (Real Estate)	266,938
16,474	CK Infrastructure Holdings Ltd. (Utilities)	91,122
50,603	CLP Holdings Ltd. (Utilities)	368,780
1,904	Futu Holdings Ltd. ADR (Financials)*	70,181
47,450	Hang Lung Properties Ltd. (Real Estate)	75,161
19,454	Hang Seng Bank Ltd. (Financials)	260,190
35,373	Henderson Land Development Co. Ltd. (Real Estate)	112,288
61,097	HK Electric Investments & HK Electric Investments Ltd. (Utilities)	36,760
97,963	HKT Trust & HKT Ltd. (Communication Services)	125,140
293,266	Hong Kong & China Gas Co. Ltd. (Utilities)	264,485
32,065	Hong Kong Exchanges & Clearing Ltd. (Financials)	1,173,932
28,100	Hongkong Land Holdings Ltd. (Real Estate)	120,549
5,297	Jardine Matheson Holdings Ltd. (Industrials)	254,309
68,642	Link REIT (Real Estate)	398,967
42,141	MTR Corp. Ltd. (Industrials)	194,064
37,068	New World Development Co. Ltd. (Real Estate)	88,547
2,417	Polestar Automotive Holding UK PLC, Class A ADR (Consumer Discretionary)*(b)	8,242

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hong Kong – (continued)
36,651	Power Assets Holdings Ltd. (Utilities)	$ 197,342
73,954	Prudential PLC (Financials)	967,915
263,520	Sino Biopharmaceutical Ltd. (Health Care)	125,562
89,497	Sino Land Co. Ltd. (Real Estate)	116,384
39,130	Sun Hung Kai Properties Ltd. (Real Estate)	498,357
11,368	Swire Pacific Ltd., Class A (Real Estate)	75,949
21,629	Swire Pacific Ltd., Class B (Real Estate)	23,154
28,309	Swire Properties Ltd. (Real Estate)	67,479
37,800	Techtronic Industries Co. Ltd. (Industrials)	350,803
203,689	WH Group Ltd. (Consumer Staples)(a)	106,421
41,638	Wharf Real Estate Investment Co. Ltd. (Real Estate)	205,577

		9,671,022

Ireland – 0.7%
4,359	AerCap Holdings NV (Industrials)*	248,812
27,583	Bank of Ireland Group PLC (Financials)	258,598
19,908	CRH PLC (Materials)	935,975
4,215	Kerry Group PLC, Class A (Consumer Staples)	409,728
4,114	Kingspan Group PLC (Industrials)	272,279
5,047	Ryanair Holdings PLC ADR (Industrials)*	530,339
6,954	Smurfit Kappa Group PLC (Materials)	246,356

		2,902,087

Israel – 0.8%
1,551	Airport City Ltd. (Real Estate)*	20,348
4,106	Alony Hetz Properties & Investments Ltd. (Real Estate)	31,892
5,803	Amot Investments Ltd. (Real Estate)	28,573
1,032	Ashtrom Group Ltd. (Industrials)	14,368
982	Azrieli Group Ltd. (Real Estate)	51,585
33,391	Bank Hapoalim BM (Financials)	268,383
39,562	Bank Leumi Le-Israel BM (Financials)	276,991
53,789	Bezeq The Israeli Telecommunication Corp. Ltd. (Communication Services)	67,255
305	Big Shopping Centers Ltd. (Real Estate)*	25,658
2,711	Check Point Software Technologies Ltd. (Information Technology)*	338,360
231	Delek Group Ltd. (Energy)	26,286
666	Elbit Systems Ltd. (Industrials)	135,930
6,972	Energix-Renewable Energies Ltd. (Utilities)	22,512

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
3,117	Enlight Renewable Energy Ltd. (Utilities)*	$ 58,001
177	Fattal Holdings 1998 Ltd. (Consumer Discretionary)*	16,008
1,392	First International Bank Of Israel Ltd. (The) (Financials)	52,401
1,830	Global-e Online Ltd. (Consumer Discretionary)*	65,551
2,967	Harel Insurance Investments & Financial Services Ltd. (Financials)	23,331
18,740	ICL Group Ltd. (Materials)	101,955
101	Israel Corp. Ltd. (Materials)	26,444
33,248	Israel Discount Bank Ltd., Class A (Financials)	159,966
1,288	Maytronics Ltd. (Consumer Discretionary)	15,356
675	Melisron Ltd. (Real Estate)	41,928
15,745	Mivne Real Estate KD Ltd. (Real Estate)	38,724
4,039	Mizrahi Tefahot Bank Ltd. (Financials)	129,444
1,708	Nice Ltd. (Information Technology)*	343,251
771	Nova Ltd. (Information Technology)*	83,604
2,733	OPC Energy Ltd. (Utilities)*	16,625
4,394	Phoenix Holdings Ltd. (The) (Financials)	45,235
2,385	Plus500 Ltd. (Financials)	42,625
3,813	Shapir Engineering and Industry Ltd. (Industrials)	25,951
7,128	Shufersal Ltd. (Consumer Staples)*(b)	37,368
1,345	Strauss Group Ltd. (Consumer Staples)*	31,121
29,697	Teva Pharmaceutical Industries Ltd. (Health Care)*	213,090
2,935	Tower Semiconductor Ltd. (Information Technology)*	121,331
1,486	Wix.com Ltd. (Information Technology)*	113,263
2,562	ZIM Integrated Shipping Services Ltd. (Industrials)(b)	32,614

		3,143,328

Italy – 2.1%
41,792	A2A SpA (Utilities)	68,970
3,267	Amplifon SpA (Health Care)	112,430
28,078	Assicurazioni Generali SpA (Financials)	530,280
5,450	Banca Mediolanum SpA (Financials)	45,761
13,162	Davide Campari-Milano NV (Consumer Staples)	171,331

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Italy – (continued)
606	DiaSorin SpA (Health Care)	$ 62,151
206,388	Enel SpA (Utilities)	1,288,937
61,619	Eni SpA (Energy)	817,866
3,509	Ferrari NV (Consumer Discretionary)	997,336
16,398	FinecoBank Banca Fineco SpA (Financials)	216,950
18,782	Hera SpA (Utilities)	58,549
8,361	Infrastrutture Wireless Italiane SpA (Communication Services)(a)	106,073
1,936	Interpump Group SpA (Industrials)	103,570
434,071	Intesa Sanpaolo SpA (Financials)	997,486
10,762	Leonardo SpA (Industrials)	115,078
16,253	Mediobanca Banca di Credito Finanziario SpA (Financials)	178,385
5,215	Moncler SpA (Consumer Discretionary)	352,041
13,055	Nexi SpA (Financials)*(a)	101,991
6,774	Pirelli & C SpA (Consumer Discretionary)*(a)	31,833
12,252	Poste Italiane SpA (Financials)(a)	126,648
13,771	PRADA SpA (Consumer Discretionary)	92,091
6,903	Prysmian SpA (Industrials)	255,147
2,623	Recordati Industria Chimica e Farmaceutica SpA (Health Care)	113,589
55,029	Snam SpA (Utilities)	286,879
889	Stevanato Group SpA (Health Care)	23,923
289,499	Telecom Italia SpA (Communication Services)*	76,480
162,015	Telecom Italia SpA-RSP (Communication Services)*	41,765
37,707	Terna - Rete Elettrica Nazionale (Utilities)	314,842
48,518	UniCredit SpA (Financials)	926,603
11,238	UnipolSai Assicurazioni SpA (Financials)	26,525

		8,641,510

Japan – 24.3%
821	ABC-Mart, Inc. (Consumer Discretionary)	44,542
10,205	Acom Co. Ltd. (Financials)	23,008
4,928	Advantest Corp. (Information Technology)	631,718
21,040	Aeon Co. Ltd. (Consumer Staples)	415,635
2,464	Aeon Mall Co. Ltd. (Real Estate)	31,022
5,470	AGC, Inc. (Industrials)(b)	199,279
5,432	Air Water, Inc. (Materials)	71,188
3,915	Aisin Corp. (Consumer Discretionary)	112,366
14,057	Ajinomoto Co., Inc. (Consumer Staples)	545,417

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,041	Alfresa Holdings Corp. (Health Care)	$ 75,156
9,077	Amada Co. Ltd. (Industrials)	86,602
12,007	ANA Holdings, Inc. (Industrials)*	265,982
12,790	Asahi Group Holdings Ltd. (Consumer Staples)	495,159
5,734	Asahi Intecc Co. Ltd. (Health Care)	108,963
36,484	Asahi Kasei Corp. (Materials)	247,683
4,148	Asics Corp. (Consumer Discretionary)	110,888
48,003	Astellas Pharma, Inc. (Health Care)	758,448
3,512	Azbil Corp. (Information Technology)	110,979
15,581	Bandai Namco Holdings, Inc. (Consumer Discretionary)	364,782
3,470	BayCurrent Consulting, Inc. (Industrials)	126,913
14,732	Bridgestone Corp. (Consumer Discretionary)	598,707
6,755	Brother Industries Ltd. (Information Technology)	97,857
2,086	Calbee, Inc. (Consumer Staples)	40,536
26,892	Canon, Inc. (Information Technology)(b)	666,165
4,495	Capcom Co. Ltd. (Communication Services)	175,019
5,982	Casio Computer Co. Ltd. (Consumer Discretionary)	49,666
5,006	Central Japan Railway Co. (Industrials)	608,574
19,645	Chiba Bank Ltd. (The) (Financials)	122,469
19,453	Chubu Electric Power Co., Inc. (Utilities)	231,545
17,183	Chugai Pharmaceutical Co. Ltd. (Health Care)	461,813
3,772	Coca-Cola Bottlers Japan Holdings, Inc. (Consumer Staples)	41,766
30,951	Concordia Financial Group Ltd. (Financials)	119,626
512	Cosmos Pharmaceutical Corp. (Consumer Staples)	48,593
11,108	CyberAgent, Inc. (Communication Services)	78,551
6,383	Dai Nippon Printing Co. Ltd. (Industrials)	181,601
9,190	Daifuku Co. Ltd. (Industrials)	186,082
25,939	Dai-ichi Life Holdings, Inc. (Financials)	444,555
51,498	Daiichi Sankyo Co. Ltd. (Health Care)	1,673,413
7,309	Daikin Industries Ltd. (Industrials)	1,389,450
1,611	Daito Trust Construction Co. Ltd. (Real Estate)	152,781
16,581	Daiwa House Industry Co. Ltd. (Real Estate)	432,223

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
57	Daiwa House REIT Investment Corp. REIT (Real Estate)	$ 119,332
38,442	Daiwa Securities Group, Inc. (Financials)	174,167
11,966	Denso Corp. (Consumer Discretionary)	737,496
5,345	Dentsu Group, Inc. (Communication Services)	171,389
2,395	Disco Corp. (Information Technology)	348,840
9,794	East Japan Railway Co. (Industrials)	538,928
2,475	Ebara Corp. (Industrials)	110,716
7,598	Eisai Co. Ltd. (Health Care)	482,261
4,515	Electric Power Development Co. Ltd. (Utilities)	66,280
74,748	ENEOS Holdings, Inc. (Energy)	248,135
25,442	FANUC Corp. (Industrials)	873,712
4,487	Fast Retailing Co. Ltd. (Consumer Discretionary)	1,049,531
2,889	Food & Life Cos. Ltd. (Consumer Discretionary)	67,823
3,658	Fuji Electric Co. Ltd. (Industrials)	153,688
8,216	FUJIFILM Holdings Corp. (Information Technology)	501,787
5,108	Fujitsu Ltd. (Information Technology)	647,846
4,917	Fukuoka Financial Group, Inc. (Financials)	91,150
116	GLP J REIT (Real Estate)	122,713
1,180	GMO Payment Gateway, Inc. (Financials)	93,072
5,877	Hakuhodo DY Holdings, Inc. (Communication Services)	61,498
3,754	Hamamatsu Photonics KK (Information Technology)	191,038
6,345	Hankyu Hanshin Holdings, Inc. (Industrials)	201,411
1,209	Harmonic Drive Systems, Inc. (Industrials)	42,055
6,843	Haseko Corp. (Consumer Discretionary)	79,149
516	Hikari Tsushin, Inc. (Industrials)	74,492
7,495	Hino Motors Ltd. (Industrials)*	33,314
808	Hirose Electric Co. Ltd. (Information Technology)	109,418
1,924	Hisamitsu Pharmaceutical Co., Inc. (Health Care)	49,438
2,776	Hitachi Construction Machinery Co. Ltd. (Industrials)	68,548
24,624	Hitachi Ltd. (Industrials)	1,418,063

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
45,582	Honda Motor Co. Ltd. (Consumer Discretionary)	$ 1,306,631
2,907	Hoshizaki Corp. (Industrials)	104,449
9,386	Hoya Corp. (Health Care)	1,180,010
12,900	Hulic Co. Ltd. (Real Estate)	107,381
3,347	Ibiden Co. Ltd. (Information Technology)	182,544
6,369	Idemitsu Kosan Co. Ltd. (Energy)	123,446
3,938	IHI Corp. (Industrials)	90,900
4,545	Iida Group Holdings Co. Ltd. (Consumer Discretionary)	74,950
25,070	Inpex Corp. (Energy)(b)	265,566
9,105	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary)	92,148
16,227	Isuzu Motors Ltd. (Consumer Discretionary)	188,617
1,493	Ito En Ltd. (Consumer Staples)	44,133
37,177	ITOCHU Corp. (Industrials)	1,256,219
2,285	Itochu Techno-Solutions Corp. (Information Technology)	59,368
6,699	J Front Retailing Co. Ltd. (Consumer Discretionary)	65,448
11,540	Japan Airlines Co. Ltd. (Industrials)	220,203
14,207	Japan Exchange Group, Inc. (Financials)	231,894
188	Japan Metropolitan Fund Invest REIT (Real Estate)	132,676
10,563	Japan Post Bank Co. Ltd. (Financials)	78,704
57,865	Japan Post Holdings Co. Ltd. (Financials)	407,745
5,117	Japan Post Insurance Co. Ltd. (Financials)	76,802
29,779	Japan Tobacco, Inc. (Consumer Staples)(b)	647,949
14,240	JFE Holdings, Inc. (Materials)	175,713
6,048	JGC Holdings Corp. (Industrials)	73,547
5,409	JSR Corp. (Materials)	130,274
6,018	JTEKT Corp. (Consumer Discretionary)	50,051
11,888	Kajima Corp. (Industrials)	166,346
3,325	Kakaku.com, Inc. (Communication Services)	48,239
19,699	Kansai Electric Power Co., Inc. (The) (Utilities)	225,027
5,991	Kansai Paint Co. Ltd. (Materials)	89,791
12,141	Kao Corp. (Consumer Staples)	423,803
4,200	Kawasaki Heavy Industries Ltd. (Industrials)	88,049
3,393	Kawasaki Kisen Kaisha Ltd. (Industrials)	76,134
41,402	KDDI Corp. (Communication Services)	1,271,560

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,882	Keihan Holdings Co. Ltd. (Industrials)	$ 72,919
6,985	Keikyu Corp. (Industrials)	65,593
2,952	Keio Corp. (Industrials)	103,742
4,244	Keisei Electric Railway Co. Ltd. (Industrials)	162,512
2,769	Kewpie Corp. (Consumer Staples)	44,038
4,941	Keyence Corp. (Information Technology)	2,397,737
4,131	Kikkoman Corp. (Consumer Staples)	243,339
5,080	Kintetsu Group Holdings Co. Ltd. (Industrials)	167,800
21,921	Kirin Holdings Co. Ltd. (Consumer Staples)	326,269
1,361	Kobayashi Pharmaceutical Co. Ltd. (Consumer Staples)	76,761
3,797	Kobe Bussan Co. Ltd. (Consumer Staples)	104,495
3,038	Koei Tecmo Holdings Co. Ltd. (Communication Services)	51,034
6,438	Koito Manufacturing Co. Ltd. (Consumer Discretionary)	120,821
24,087	Komatsu Ltd. (Industrials)	567,544
2,571	Konami Group Corp. (Communication Services)	135,989
900	Kose Corp. (Consumer Staples)	90,184
28,564	Kubota Corp. (Industrials)	393,965
8,717	Kuraray Co. Ltd. (Materials)	82,232
3,021	Kurita Water Industries Ltd. (Industrials)	123,465
8,942	Kyocera Corp. (Information Technology)	507,278
6,683	Kyowa Kirin Co. Ltd. (Health Care)	128,193
12,416	Kyushu Electric Power Co., Inc. (Utilities)*	77,581
3,776	Kyushu Railway Co. (Industrials)	80,620
2,107	Lasertec Corp. (Information Technology)	326,497
1,200	Lawson, Inc. (Consumer Staples)	52,221
6,849	Lion Corp. (Consumer Staples)	65,983
7,476	Lixil Corp. (Industrials)	96,316
10,987	M3, Inc. (Health Care)	244,409
6,556	Makita Corp. (Industrials)	177,373
45,067	Marubeni Corp. (Industrials)	642,547
4,776	Marui Group Co. Ltd. (Financials)	79,956
3,183	MatsukiyoCocokara & Co. (Consumer Staples)	170,182
15,461	Mazda Motor Corp. (Consumer Discretionary)	132,129
2,292	McDonald’s Holdings Co. Japan Ltd. (Consumer Discretionary)	94,000

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
28,430	Mebuki Financial Group, Inc. (Financials)	$ 66,743
4,930	Medipal Holdings Corp. (Health Care)	77,559
7,204	MEIJI Holdings Co. Ltd. (Consumer Staples)	161,132
2,926	Mercari, Inc. (Consumer Discretionary)*	59,728
10,406	MINEBEA MITSUMI, Inc. (Industrials)	200,277
7,648	MISUMI Group, Inc. (Industrials)	166,957
38,285	Mitsubishi Chemical Group Corp. (Materials)	214,642
33,472	Mitsubishi Corp. (Industrials)	1,338,257
52,665	Mitsubishi Electric Corp. (Industrials)	685,665
34,225	Mitsubishi Estate Co. Ltd. (Real Estate)	392,676
4,868	Mitsubishi Gas Chemical Co., Inc. (Materials)	67,908
22,367	Mitsubishi HC Capital, Inc. (Financials)	121,188
8,759	Mitsubishi Heavy Industries Ltd. (Industrials)	370,258
3,435	Mitsubishi Materials Corp. (Materials)	57,162
17,425	Mitsubishi Motors Corp. (Consumer Discretionary)	57,246
307,304	Mitsubishi UFJ Financial Group, Inc. (Financials)	2,051,039
40,171	Mitsui & Co. Ltd. (Industrials)	1,266,243
4,775	Mitsui Chemicals, Inc. (Materials)	120,473
23,820	Mitsui Fudosan Co. Ltd. (Real Estate)	453,929
9,710	Mitsui OSK Lines Ltd. (Industrials)	220,658
2,711	Miura Co. Ltd. (Industrials)	71,988
67,810	Mizuho Financial Group, Inc. (Financials)	996,414
6,633	MonotaRO Co. Ltd. (Industrials)	92,102
11,431	MS&AD Insurance Group Holdings, Inc. (Financials)	392,556
16,569	Murata Manufacturing Co. Ltd. (Information Technology)	972,331
2,906	Nabtesco Corp. (Industrials)	64,686
5,283	Nagoya Railroad Co. Ltd. (Industrials)	85,343
6,825	NEC Corp. (Information Technology)	319,964
12,172	Nexon Co. Ltd. (Communication Services)	247,944
7,771	NGK Insulators Ltd. (Industrials)	93,609
2,606	NH Foods Ltd. (Consumer Staples)	70,879
3,408	Nichirei Corp. (Consumer Staples)	72,836
12,889	NIDEC Corp. (Industrials)	640,229
8,103	Nihon M&A Center Holdings, Inc. (Industrials)	56,663

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,750	Nikon Corp. (Consumer Discretionary)	$ 97,010
30,931	Nintendo Co. Ltd. (Communication Services)	1,314,150
44	Nippon Building Fund, Inc. REIT (Real Estate)	175,729
2,221	NIPPON EXPRESS HOLDINGS, Inc. (Industrials)	124,471
23,899	Nippon Paint Holdings Co. Ltd. (Materials)	183,200
59	Nippon Prologis REIT, Inc. REIT (Real Estate)	123,393
5,014	Nippon Sanso Holdings Corp. (Materials)	102,638
1,636	Nippon Shinyaku Co. Ltd. (Health Care)	74,707
22,936	Nippon Steel Corp. (Materials)	445,784
57,626	Nippon Telegraph & Telephone Corp. (Communication Services)	1,631,255
4,350	Nippon Television Holdings, Inc. (Communication Services)	39,386
13,278	Nippon Yusen KK (Industrials)	282,495
3,527	Nissan Chemical Corp. (Materials)	152,980
59,088	Nissan Motor Co. Ltd. (Consumer Discretionary)	221,144
6,867	Nisshin Seifun Group, Inc. (Consumer Staples)	85,963
1,634	Nissin Foods Holdings Co. Ltd. (Consumer Staples)	139,056
5,162	Niterra Co. Ltd. (Consumer Discretionary)	95,322
2,199	Nitori Holdings Co. Ltd. (Consumer Discretionary)	267,487
3,976	Nitto Denko Corp. (Materials)	282,587
76,785	Nomura Holdings, Inc. (Financials)	268,746
2,773	Nomura Real Estate Holdings, Inc. (Real Estate)	66,985
116	Nomura Real Estate Master Fund, Inc. REIT (Real Estate)	136,080
10,433	Nomura Research Institute Ltd. (Information Technology)	262,104
13,049	NSK Ltd. (Industrials)	78,921
16,678	NTT Data Corp. (Information Technology)	238,385
18,577	Obayashi Corp. (Industrials)	149,451
773	OBIC Business Consultants Co. Ltd. (Information Technology)	28,051
1,749	Obic Co. Ltd. (Information Technology)	282,789

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
8,530	Odakyu Electric Railway Co. Ltd. (Industrials)	$ 124,059
24,953	Oji Holdings Corp. (Materials)	95,908
33,695	Olympus Corp. (Health Care)	510,676
5,033	Omron Corp. (Information Technology)	303,497
11,817	Ono Pharmaceutical Co. Ltd. (Health Care)	220,625
2,009	Open House Group Co. Ltd. (Consumer Discretionary)	77,073
895	Oracle Corp. Japan (Information Technology)	68,415
29,599	Oriental Land Co. Ltd. (Consumer Discretionary)	1,107,354
30,891	ORIX Corp. (Financials)	525,223
74	Orix JREIT, Inc. REIT (Real Estate)	98,833
11,038	Osaka Gas Co. Ltd. (Utilities)	174,519
2,952	Otsuka Corp. (Information Technology)	111,137
11,898	Otsuka Holdings Co. Ltd. (Health Care)	440,528
10,264	Pan Pacific International Holdings Corp. (Consumer Discretionary)	174,770
60,571	Panasonic Holdings Corp. (Consumer Discretionary)	633,174
3,425	Park24 Co. Ltd. (Industrials)*	51,014
5,021	Persol Holdings Co. Ltd. (Industrials)	94,731
2,220	Pola Orbis Holdings, Inc. (Consumer Staples)	30,015
2,334	Rakus Co. Ltd. (Information Technology)	37,487
24,617	Rakuten Group, Inc. (Consumer Discretionary)	101,488
38,686	Recruit Holdings Co. Ltd. (Industrials)	1,187,868
32,418	Renesas Electronics Corp. (Information Technology)*	531,348
63,777	Resona Holdings, Inc. (Financials)	289,180
4,753	Resonac Holdings Corp. (Materials)	72,563
15,204	Ricoh Co. Ltd. (Information Technology)	126,886
2,927	Rinnai Corp. (Consumer Discretionary)	62,032
2,359	Rohm Co. Ltd. (Information Technology)	199,404
4,696	Rohto Pharmaceutical Co. Ltd. (Consumer Staples)	99,826
6,917	Ryohin Keikaku Co. Ltd. (Consumer Discretionary)	67,776
9,791	Santen Pharmaceutical Co. Ltd. (Health Care)	88,789

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,485	SBI Holdings, Inc. (Financials)	$ 121,146
2,011	SBI Shinsei Bank Ltd. (Financials)	40,432
1,252	SCREEN Holdings Co. Ltd. (Information Technology)	130,742
3,852	SCSK Corp. (Information Technology)	60,875
5,581	Secom Co. Ltd. (Industrials)	364,943
4,158	Sega Sammy Holdings, Inc. (Consumer Discretionary)	80,681
5,992	Seibu Holdings, Inc. (Industrials)	62,444
7,390	Seiko Epson Corp. (Information Technology)	112,081
10,226	Sekisui Chemical Co. Ltd. (Consumer Discretionary)	140,894
16,575	Sekisui House Ltd. (Consumer Discretionary)	323,101
20,504	Seven & i Holdings Co. Ltd. (Consumer Staples)	857,788
16,276	Seven Bank Ltd. (Financials)	31,803
12,170	SG Holdings Co. Ltd. (Industrials)	178,393
7,451	Sharp Corp. (Consumer Discretionary)*	42,664
7,366	Shimadzu Corp. (Information Technology)	227,757
634	Shimamura Co. Ltd. (Consumer Discretionary)	57,176
2,125	Shimano, Inc. (Consumer Discretionary)	333,241
15,448	Shimizu Corp. (Industrials)	93,540
52,667	Shin-Etsu Chemical Co. Ltd. (Materials)	1,619,798
1,712	Shinko Electric Industries Co. Ltd. (Information Technology)	61,023
7,883	Shionogi & Co. Ltd. (Health Care)	354,104
10,521	Shiseido Co. Ltd. (Consumer Staples)	477,799
14,737	Shizuoka Financial Group, Inc. (Financials)	108,221
1,514	SMC Corp. (Industrials)	813,593
75,100	SoftBank Corp. (Communication Services)	798,490
26,210	SoftBank Group Corp. (Communication Services)	1,027,089
1,903	Sohgo Security Services Co. Ltd. (Industrials)	53,529
5,848	Sojitz Corp. (Industrials)	116,989
8,746	Sompo Holdings, Inc. (Financials)	356,188
33,107	Sony Group Corp. (Consumer Discretionary)	3,118,406

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
2,367	Square Enix Holdings Co. Ltd. (Communication Services)	$ 105,885
4,052	Stanley Electric Co. Ltd. (Consumer Discretionary)	81,582
16,489	Subaru Corp. (Consumer Discretionary)	283,127
917	Sugi Holdings Co. Ltd. (Consumer Staples)	38,002
9,147	SUMCO Corp. (Information Technology)	130,349
38,467	Sumitomo Chemical Co. Ltd. (Materials)	114,535
31,882	Sumitomo Corp. (Industrials)	601,631
19,595	Sumitomo Electric Industries Ltd. (Consumer Discretionary)	231,973
3,079	Sumitomo Heavy Industries Ltd. (Industrials)	68,537
6,712	Sumitomo Metal Mining Co. Ltd. (Materials)	203,212
34,391	Sumitomo Mitsui Financial Group, Inc. (Financials)	1,397,646
9,039	Sumitomo Mitsui Trust Holdings, Inc. (Financials)	317,334
4,124	Sumitomo Pharma Co. Ltd. (Health Care)	18,802
10,050	Sumitomo Realty & Development Co. Ltd. (Real Estate)	242,339
4,703	Sumitomo Rubber Industries Ltd. (Consumer Discretionary)	41,471
1,823	Sundrug Co. Ltd. (Consumer Staples)	51,801
3,365	Suntory Beverage & Food Ltd. (Consumer Staples)	123,555
10,667	Suzuki Motor Corp. (Consumer Discretionary)	351,355
4,265	Sysmex Corp. (Health Care)	278,676
14,516	T&D Holdings, Inc. (Financials)	197,613
4,483	Taisei Corp. (Industrials)	142,305
1,308	Taisho Pharmaceutical Holdings Co. Ltd. (Health Care)	48,495
3,298	Taiyo Yuden Co. Ltd. (Information Technology)	102,565
41,040	Takeda Pharmaceutical Co. Ltd. (Health Care)	1,298,628
3,617	TBS Holdings, Inc. (Communication Services)	58,715
10,058	TDK Corp. (Information Technology)	384,423
19,299	Terumo Corp. (Health Care)	586,505
3,295	THK Co. Ltd. (Industrials)	69,478

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
6,331	TIS, Inc. (Information Technology)	$ 177,176
5,611	Tobu Railway Co. Ltd. (Industrials)	146,585
251	Toei Animation Co. Ltd. (Communication Services)	23,301
2,894	Toho Co. Ltd. (Communication Services)	113,718
12,396	Tohoku Electric Power Co., Inc. (Utilities)*	74,084
51,117	Tokio Marine Holdings, Inc. (Financials)	1,150,283
1,101	Tokyo Century Corp. (Financials)	38,692
40,048	Tokyo Electric Power Co. Holdings, Inc. (Utilities)*	137,874
12,155	Tokyo Electron Ltd. (Information Technology)	1,680,377
11,097	Tokyo Gas Co. Ltd. (Utilities)	235,816
14,799	Tokyu Corp. (Industrials)	190,873
15,974	Tokyu Fudosan Holdings Corp. (Real Estate)	85,064
7,790	TOPPAN, Inc. (Industrials)	166,321
40,641	Toray Industries, Inc. (Materials)	214,440
11,192	Toshiba Corp. (Industrials)	360,397
8,053	Tosoh Corp. (Materials)	92,510
4,104	TOTO Ltd. (Industrials)	124,399
2,453	Toyo Suisan Kaisha Ltd. (Consumer Staples)	106,923
1,953	Toyota Boshoku Corp. (Consumer Discretionary)	31,801
4,464	Toyota Industries Corp. (Industrials)	275,416
305,971	Toyota Motor Corp. (Consumer Discretionary)	4,179,549
6,261	Toyota Tsusho Corp. (Industrials)	275,150
3,555	Trend Micro, Inc. (Information Technology)	168,953
1,015	Tsuruha Holdings, Inc. (Consumer Staples)	70,033
11,105	Unicharm Corp. (Consumer Staples)	421,976
83	United Urban Investment Corp. REIT (Real Estate)	87,922
5,329	USS Co. Ltd. (Consumer Discretionary)	86,544
2,470	Welcia Holdings Co. Ltd. (Consumer Staples)	52,117
6,390	West Japan Railway Co. (Industrials)	267,144
562	Workman Co. Ltd. (Consumer Discretionary)	21,641
3,567	Yakult Honsha Co. Ltd. (Consumer Staples)	231,051

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
17,445	Yamada Holdings Co. Ltd. (Consumer Discretionary)	$ 51,568
4,358	Yamaha Corp. (Consumer Discretionary)	172,492
8,217	Yamaha Motor Co. Ltd. (Consumer Discretionary)	202,315
8,280	Yamato Holdings Co. Ltd. (Industrials)	151,300
3,559	Yamazaki Baking Co. Ltd. (Consumer Staples)	51,150
7,036	Yaskawa Electric Corp. (Industrials)	297,122
6,434	Yokogawa Electric Corp. (Information Technology)	121,206
3,530	Yokohama Rubber Co. Ltd. (The) (Consumer Discretionary)	74,104
70,260	Z Holdings Corp. (Communication Services)	174,550
3,144	ZOZO, Inc. (Consumer Discretionary)	63,998

		99,283,208

Jordan – 0.0%
4,232	Hikma Pharmaceuticals PLC (Health Care)	93,967

Luxembourg – 0.1%
13,049	ArcelorMittal (Materials)	323,165
3,482	Eurofins Scientific SE (Health Care)	228,818

		551,983

Macau – 0.1%
57,622	Galaxy Entertainment Group Ltd. (Consumer Discretionary)*	357,366
65,460	Sands China Ltd. (Consumer Discretionary)*	211,977

		569,343

Mexico – 0.0%
4,954	Fresnillo PLC (Materials)	39,787

Netherlands – 5.2%
807	Adyen NV (Financials)*(a)	1,313,572
4,581	Akzo Nobel NV (Materials)	344,015
1,497	Argenx SE ADR (Health Care)*	581,884
1,234	ASM International NV (Information Technology)	533,331

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
10,606	ASML Holding NV (Information Technology)	$ 7,592,691
2,859	EXOR NV (Financials)*	236,706
2,381	HAL Trust (Financials)	313,744
2,978	Heineken Holding NV (Consumer Staples)	252,559
6,388	Heineken NV (Consumer Staples)	643,432
94,481	ING Groep NV (Financials)	1,159,157
2,618	JDE Peet’s NV (Consumer Staples)	75,861
25,792	Koninklijke Ahold Delhaize NV (Consumer Staples)	815,557
86,222	Koninklijke KPN NV (Communication Services)	295,803
24,107	Koninklijke Philips NV (Health Care)*	453,511
6,722	NN Group NV (Financials)	241,649
184,043	Shell PLC (Energy)	5,065,028
20,541	Universal Music Group NV (Communication Services)	405,127
6,656	Wolters Kluwer NV (Industrials)	757,849

		21,081,476

New Zealand – 0.4%
18,153	a2 Milk Co. Ltd. (The) (Consumer Staples)*	62,886
32,428	Auckland International Airport Ltd. (Industrials)*	172,492
11,040	Chorus Ltd. (Communication Services)	54,159
20,836	Contact Energy Ltd. (Utilities)	98,156
14,741	Fisher & Paykel Healthcare Corp. Ltd. (Health Care)	205,414
18,817	Infratil Ltd. (Utilities)	112,780
2,226	Mainfreight Ltd. (Industrials)	92,590
17,526	Mercury NZ Ltd. (Utilities)	68,908
33,995	Meridian Energy Ltd. (Utilities)	108,191
16,114	Ryman Healthcare Ltd. (Health Care)	61,328
49,837	Spark New Zealand Ltd. (Communication Services)	154,128
3,390	Xero Ltd. (Information Technology)*	241,212

		1,432,244

Norway – 0.7%
594	Aker ASA, Class A (Industrials)	32,251
10,686	Aker BP ASA (Energy)	231,309
19,809	AutoStore Holdings Ltd. (Industrials)*(a)	41,581
24,002	DNB Bank ASA (Financials)	400,215

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
26,547	Equinor ASA (Energy)	$ 676,007
3,843	Frontline PLC (Energy)	54,450
4,866	Gjensidige Forsikring ASA (Financials)	81,442
2,264	Kongsberg Gruppen ASA (Industrials)	90,333
7,211	Leroy Seafood Group ASA (Consumer Staples)	32,124
11,899	Mowi ASA (Consumer Staples)	203,425
44,831	NEL ASA (Industrials)*	56,607
4,431	Nordic Semiconductor ASA (Information Technology)*	46,247
35,594	Norsk Hydro ASA (Materials)	214,274
21,369	Orkla ASA (Consumer Staples)	153,149
1,747	Salmar ASA (Consumer Staples)	76,666
1,842	Schibsted ASA, Class A (Communication Services)	34,731
2,564	Schibsted ASA, Class B (Communication Services)	46,066
4,572	SpareBank 1 SR-Bank ASA (Financials)	48,580
11,683	Storebrand ASA (Financials)	84,087
17,304	Telenor ASA (Communication Services)	177,032
6,269	TOMRA Systems ASA (Industrials)	99,298
10,470	Var Energi ASA (Energy)	23,405
2,754	Wallenius Wilhelmsen ASA (Industrials)	16,114

		2,919,393

Poland – 0.3%
11,278	Allegro.eu SA (Consumer Discretionary)*(a)	94,185
4,741	Bank Pekao SA (Financials)	107,299
1,875	CD Projekt SA (Communication Services)(b)	53,430
6,524	Cyfrowy Polsat SA (Communication Services)	23,691
1,287	Dino Polska SA (Consumer Staples)*(a)	125,908
4,831	InPost SA (Industrials)*	51,967
3,666	KGHM Polska Miedz SA (Materials)	90,158
352	mBank SA (Financials)*	29,198
23,602	PGE Polska Grupa Energetyczna SA (Utilities)*	37,268
15,633	Polski Koncern Naftowy ORLEN SA (Energy)	221,231
23,050	Powszechna Kasa Oszczednosci Bank Polski SA (Financials)	173,854

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Poland – (continued)
15,275	Powszechny Zaklad Ubezpieczen SA (Financials)	$ 138,555
895	Santander Bank Polska SA (Financials)*	70,830

		1,217,574

Portugal – 0.2%
196,875	Banco Comercial Portugues SA, Class R (Financials)	43,153
75,381	EDP – Energias de Portugal SA (Utilities)	366,619
12,804	Galp Energia SGPS SA (Energy)	135,084
7,387	Jeronimo Martins SGPS SA (Consumer Staples)	177,824
5,741	Navigator Co SA (The) (Materials)	18,839

		741,519

Russia – 0.0%
12,172	Evraz PLC (Materials)*(c)	—

Singapore – 1.7%
64,507	Capital and Investment Ltd. (Real Estate)	157,595
90,368	CapitaLand Ascendas REIT REIT (Real Estate)	180,089
3,712	CapitaLand Ascott Trust (Real Estate)	2,904
136,532	CapitaLand Integrated Commercial Trust REIT (Real Estate)	201,546
11,854	City Developments Ltd. (Real Estate)	59,058
49,128	DBS Group Holdings Ltd. (Financials)	1,098,704
74,720	Frasers Logistics & Commercial Trust REIT (Real Estate)	68,386
152,387	Genting Singapore Ltd. (Consumer Discretionary)	113,600
49,661	Grab Holdings Ltd., Class A (Industrials)*	147,990
2,548	Jardine Cycle & Carriage Ltd. (Industrials)	60,801
38,611	Keppel Corp. Ltd. (Industrials)	179,825
37,184	Keppel DC REIT (Real Estate)	57,360
52,010	Mapletree Industrial Trust REIT (Real Estate)	87,141
86,572	Mapletree Logistics Trust REIT (Real Estate)	106,070
58,421	Mapletree Pan Asia Commercial Trust REIT (Real Estate)	71,148
24,057	Olam Group Ltd. (Consumer Staples)	25,214

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
86,301	Oversea-Chinese Banking Corp. Ltd. (Financials)	$ 781,572
23,348	SATS Ltd. (Industrials)*	44,461
9,647	Sea Ltd. ADR (Communication Services)*	553,834
1,734,915	Seatrium Ltd. (Industrials)*	157,504
23,606	Sembcorp Industries Ltd. (Utilities)	87,639
35,593	Singapore Airlines Ltd. (Industrials)	168,396
21,986	Singapore Exchange Ltd. (Financials)	150,592
40,802	Singapore Technologies Engineering Ltd. (Industrials)	110,223
207,925	Singapore Telecommunications Ltd. (Communication Services)	382,133
17,483	STMicroelectronics NV (Information Technology)	756,635
47,729	Suntec Real Estate Investment Trust REIT (Real Estate)	46,149
35,942	United Overseas Bank Ltd. (Financials)	741,469
14,117	UOL Group Ltd. (Real Estate)	66,165
7,264	Venture Corp. Ltd. (Information Technology)	81,334

		6,745,537

South Africa – 0.2%
31,033	Anglo American PLC (Materials)	855,210

South Korea – 0.1%
5,317	Delivery Hero SE (Consumer Discretionary)*(a)	198,396

Spain – 2.4%
5,483	ACS Actividades de Construccion y Servicios SA (Industrials)	181,910
1,976	Aena SME SA (Industrials)(a)	307,987
12,075	Amadeus IT Group SA (Consumer Discretionary)*	861,215
161,726	Banco Bilbao Vizcaya Argentaria SA (Financials)	1,055,187
432,618	Banco Santander SA (Financials)	1,404,397
101,471	CaixaBank SA (Financials)	370,727
15,301	Cellnex Telecom SA (Communication Services)*(a)	618,403
1,533	Corp ACCIONA Energias Renovables SA (Utilities)*	50,860

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Spain – (continued)
7,848	EDP Renovaveis SA (Utilities)	$ 155,454
84	EDP Renovaveis SA (Utilities)*	1,664
8,501	Endesa SA (Utilities)	183,343
12,662	Ferrovial SA (Industrials)	390,795
7,931	Grifols SA (Health Care)*	91,697
156,188	Iberdrola SA (Utilities)	1,898,238
29,692	Industria de Diseno Textil SA (Consumer Discretionary)	990,474
24,557	Mapfre SA (Financials)	48,119
3,356	Naturgy Energy Group SA (Utilities)	95,242
10,855	Red Electrica Corp. SA (Utilities)	183,367
34,286	Repsol SA (Energy)	463,849
138,838	Telefonica SA (Communication Services)	587,620

		9,940,548

Sweden – 3.2%
4,717	AAK AB (Consumer Staples)	90,321
6,418	AddTech AB, Class B (Industrials)	131,148
7,588	Alfa Laval AB (Industrials)	271,767
26,095	Assa Abloy AB, Class B (Industrials)	577,353
68,036	Atlas Copco AB, Class A (Industrials)	988,009
40,423	Atlas Copco AB, Class B (Industrials)	507,349
3,184	Avanza Bank Holding AB (Financials)	65,531
2,827	Axfood AB (Consumer Staples)	60,781
10,041	Beijer Ref AB (Industrials)	148,074
7,018	Boliden AB (Materials)	213,082
3,262	Castellum AB (Real Estate)*(b)	30,122
6,525	Castellum AB (Real Estate)(b)	60,912
5,616	Electrolux AB, Class B (Consumer Discretionary)	73,737
9,307	Elekta AB, Class B (Health Care)	68,035
19,309	Embracer Group AB (Communication Services)*(b)	44,274
16,693	Epiroc AB, Class A (Industrials)	291,417
10,133	Epiroc AB, Class B (Industrials)	152,596
12,011	EQT AB (Financials)(b)	226,346
16,194	Essity AB, Class B (Consumer Staples)	429,118
4,803	Evolution AB (Consumer Discretionary)(a)	629,126
6,755	Fabege AB (Real Estate)	48,039
17,178	Fastighets AB Balder, Class B (Real Estate)*	57,515
5,845	Getinge AB, Class B (Health Care)	133,993

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
16,757	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary)	$ 208,531
51,844	Hexagon AB, Class B (Information Technology)	599,248
2,435	Holmen AB, Class B (Materials)	91,819
10,310	Husqvarna AB, Class B (Industrials)	75,878
4,173	Industrivarden AB, Class A (Financials)	111,959
3,469	Industrivarden AB, Class C (Financials)	92,465
7,178	Indutrade AB (Industrials)	168,311
3,623	Investment AB Latour, Class B (Industrials)	71,537
12,892	Investor AB, Class A (Financials)	264,270
48,748	Investor AB, Class B (Financials)	988,299
6,389	Kinnevik AB, Class B (Financials)*	91,430
1,209	L E Lundbergforetagen AB, Class B (Financials)	50,144
6,052	Lifco AB, Class B (Industrials)	127,395
39,636	Nibe Industrier AB, Class B (Industrials)	377,109
2,068	Saab AB, Class B (Industrials)	112,258
5,014	Sagax AB, Class B (Real Estate)	98,496
28,160	Sandvik AB (Industrials)	493,284
13,493	Securitas AB, Class B (Industrials)	99,081
43,394	Skandinaviska Enskilda Banken AB, Class A (Financials)	452,337
8,900	Skanska AB, Class B (Industrials)	116,937
10,019	SKF AB, Class B (Industrials)	158,244
5,918	SSAB AB, Class A (Materials)	37,726
17,045	SSAB AB, Class B (Materials)	105,180
16,054	Svenska Cellulosa AB SCA, Class B (Materials)	212,262
39,356	Svenska Handelsbanken AB, Class A (Financials)	310,043
947	Svenska Handelsbanken AB, Class B (Financials)	9,188
4,858	Sweco AB, Class B (Industrials)	54,813
26,779	Swedbank AB, Class A (Financials)	408,565
5,423	Swedish Orphan Biovitrum AB (Health Care)*	108,623
14,852	Tele2 AB, Class B (Communication Services)	134,552
77,951	Telefonaktiebolaget LM Ericsson, Class B (Information Technology)	401,945
62,208	Telia Co. AB (Communication Services)	144,437

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
2,810	Thule Group AB (Consumer Discretionary)(a)	$ 71,027
5,321	Trelleborg AB, Class B (Industrials)	131,710
1,991	Vitrolife AB (Health Care)	39,075
5,104	Volvo AB, Class A (Industrials)	98,107
40,119	Volvo AB, Class B (Industrials)	738,159
12,760	Volvo Car AB, Class B (Consumer Discretionary)*(b)	43,707
9,367	Wallenstam AB, Class B (Real Estate)	29,865

		13,226,661

Switzerland – 4.9%
43,906	ABB Ltd. (Industrials)	1,597,455
13,212	Alcon, Inc. (Health Care)	1,021,233
13,541	Cie Financiere Richemont SA, Class A (Consumer Discretionary)	2,141,171
4,646	DSM-Firmenich AG (Materials)*	515,321
904	Geberit AG (Industrials)	477,044
248	Givaudan SA (Materials)	812,786
1,376	Kuehne + Nagel International AG (Industrials)	390,003
1,993	Lonza Group AG (Health Care)	1,241,387
52,851	Novartis AG (Health Care)	5,039,100
579	Partners Group Holding AG (Financials)	519,874
531	Schindler Holding AG (Industrials)	106,066
1,093	Schindler Holding AG Participation Certificates (Industrials)	225,499
3,987	SGS SA (Industrials)	352,578
3,907	Sika AG (Materials)	1,061,641
2,863	Straumann Holding AG (Health Care)	416,852
756	Swatch Group AG (The) – Bearer (Consumer Discretionary)	223,786
1,418	Swatch Group AG (The) – Registered (Consumer Discretionary)	79,265
683	Swisscom AG (Communication Services)	430,951
80,257	UBS Group AG (Financials)	1,513,571
3,980	Zurich Insurance Group AG (Financials)	1,854,706

		20,020,289

United Kingdom – 11.4%
25,345	3i Group PLC (Financials)	614,274
53,794	abrdn PLC (Financials)	132,345

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
5,130	Admiral Group PLC (Financials)	$ 147,826
7,984	Allfunds Group PLC (Financials)	54,305
11,768	Ashtead Group PLC (Industrials)	714,678
9,375	Associated British Foods PLC (Consumer Staples)	212,112
40,261	AstraZeneca PLC (Health Care)	5,818,284
24,463	Auto Trader Group PLC (Communication Services)(a)	191,013
74,824	Aviva PLC (Financials)	365,569
25,048	B&M European Value Retail SA (Consumer Discretionary)	158,265
82,083	BAE Systems PLC (Industrials)	944,293
420,232	Barclays PLC (Financials)	788,233
26,417	Barratt Developments PLC (Consumer Discretionary)	151,527
2,837	Berkeley Group Holdings PLC (Consumer Discretionary)	138,045
426,822	BP PLC (Energy)	2,397,973
55,092	British American Tobacco PLC (Consumer Staples)	1,744,240
24,127	British Land Co. PLC (The) REIT (Real Estate)	102,567
186,799	BT Group PLC (Communication Services)	339,985
9,022	Bunzl PLC (Industrials)	351,558
10,164	Burberry Group PLC (Consumer Discretionary)	271,345
71,634	CK Hutchison Holdings Ltd. (Industrials)	433,286
25,803	CNH Industrial NV (Industrials)	328,728
5,452	Coca-Cola Europacific Partners PLC (Consumer Staples)	340,150
46,880	Compass Group PLC (Consumer Discretionary)	1,279,430
44,298	ConvaTec Group PLC (Health Care)(a)	111,343
3,745	Croda International PLC (Materials)	283,135
2,654	DCC PLC (Industrials)	151,212
60,577	Diageo PLC (Consumer Staples)	2,512,900
35,951	Dowlais Group PLC (Consumer Discretionary)*	58,281
35,855	DS Smith PLC (Materials)	134,960
15,781	Entain PLC (Consumer Discretionary)	257,983
10,139	Halma PLC (Information Technology)	302,722
9,497	Hargreaves Lansdown PLC (Financials)	94,424

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
536,965	HSBC Holdings PLC (Financials)	$ 3,929,865
23,581	Imperial Brands PLC (Consumer Staples)	495,386
37,426	Informa PLC (Communication Services)	323,309
4,501	InterContinental Hotels Group PLC (Consumer Discretionary)	293,878
7,771	Intermediate Capital Group PLC (Financials)	134,069
4,325	Intertek Group PLC (Industrials)	222,671
46,993	J Sainsbury PLC (Consumer Staples)	157,606
67,116	JD Sports Fashion PLC (Consumer Discretionary)	126,439
4,899	Johnson Matthey PLC (Materials)	105,043
52,067	Kingfisher PLC (Consumer Discretionary)	149,069
18,085	Land Securities Group PLC REIT (Real Estate)	134,936
159,430	Legal & General Group PLC (Financials)	450,720
4,454	Liberty Global PLC, Class A (Communication Services)*	72,600
6,754	Liberty Global PLC, Class C (Communication Services)*	114,953
1,778,865	Lloyds Banking Group PLC (Financials)	973,828
9,711	London Stock Exchange Group PLC (Financials)	1,029,063
59,896	M&G PLC (Financials)	147,134
35,952	Melrose Industries PLC (Industrials)	210,140
98,804	National Grid PLC (Utilities)	1,354,383
141,445	NatWest Group PLC (Financials)	455,097
3,251	Next PLC (Consumer Discretionary)	255,699
15,828	Ocado Group PLC (Consumer Staples)*	72,388
19,221	Pearson PLC (Consumer Discretionary)	190,151
8,582	Persimmon PLC (Consumer Discretionary)	127,798
20,091	Phoenix Group Holdings PLC (Financials)	137,552
19,184	Reckitt Benckiser Group PLC (Consumer Staples)	1,485,091
50,980	RELX PLC (Industrials)	1,585,935
67,363	Rentokil Initial PLC (Industrials)	533,166
22,035	Rightmove PLC (Communication Services)	142,996
224,875	Rolls-Royce Holdings PLC (Industrials)*	399,392
27,396	Sage Group PLC (The) (Information Technology)	295,745
23,649	Schroders PLC (Financials)	133,539
32,457	Segro PLC REIT (Real Estate)	320,852

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
6,751	Severn Trent PLC (Utilities)	$ 232,022
23,471	Smith & Nephew PLC (Health Care)	349,662
9,471	Smiths Group PLC (Industrials)	188,518
1,975	Spirax-Sarco Engineering PLC (Industrials)	267,424
29,287	SSE PLC (Utilities)	682,953
14,696	St James’s Place PLC (Financials)	203,089
63,987	Standard Chartered PLC (Financials)	502,480
94,842	Taylor Wimpey PLC (Consumer Discretionary)	134,239
196,685	Tesco PLC (Consumer Staples)	635,756
67,305	Unilever PLC (Consumer Staples)	3,360,906
18,327	United Utilities Group PLC (Utilities)	229,984
653,266	Vodafone Group PLC (Communication Services)	618,336
6,972	Weir Group PLC (The) (Industrials)	146,423
5,425	Whitbread PLC (Consumer Discretionary)	220,942
15,749	Wise PLC, Class A (Financials)*	113,290
28,844	WPP PLC (Communication Services)	305,227

		46,678,735

United States – 7.3%
12,893	CSL Ltd. (Health Care)	2,556,428
1,084	CyberArk Software Ltd. (Information Technology)*	167,727
24,675	Experian PLC (Industrials)	866,088
837	Fiverr International Ltd. (Industrials)*	21,921
110,001	GSK PLC (Health Care)	1,835,619
136,635	Haleon PLC (Consumer Staples)	538,858
14,312	Holcim AG (Materials)*	878,932
2,181	ICON PLC (Health Care)*	464,618
1,862	Inmode Ltd. (Health Care)*	58,783
11,882	James Hardie Industries PLC CDI (Materials)*	291,353
508	Monday.com Ltd. (Information Technology)*(b)	91,542
71,653	Nestle SA (Consumer Staples)	8,457,429
18,878	Roche Holding AG (Health Care)	5,951,583
771	Roche Holding AG (Health Care)	258,926
29,678	Sanofi (Health Care)(b)	3,001,977
14,469	Schneider Electric SE (Industrials)	2,488,735
59,118	Stellantis NV (Consumer Discretionary)	893,831
7,761	Swiss Re AG (Financials)	774,445

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
12,524	Tenaris SA (Energy)	$ 155,816

		29,754,611

TOTAL COMMON STOCKS (Cost $389,464,244)		$402,939,002

Shares	Description	Rate	Value

Preferred Stocks – 0.5%
Germany – 0.5%
1,511	Bayerische Motoren Werke AG (Consumer Discretionary)	8.75%	$ 154,886
3,061	Dr. Ing hc F Porsche AG (Consumer Discretionary)*(a)	0.00	379,036
4,430	Henkel AG & Co. KGaA (Consumer Staples)	2.48	352,039
4,116	Porsche Automobil Holding SE (Consumer Discretionary)*	4.89	227,741
661	Sartorius AG (Health Care)	0.45	220,921
4,920	Volkswagen AG (Consumer Discretionary)	23.46	611,487

			1,946,110

Spain – 0.0%
7,027	Grifols SA, Class B (Health Care)*	0.00%	57,610

TOTAL PREFERRED STOCKS (Cost $2,291,317)			$ 2,003,720

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $391,755,561)			$404,942,722

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 2.7%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
11,106,771	5.003%	$ 11,106,771
(Cost $11,106,771)

TOTAL INVESTMENTS – 101.8% (Cost $402,862,332)		$416,049,493

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(7,428,090)

NET ASSETS – 100.0%		$408,621,403

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

GOLDMAN SACHS MARKETBETA® INTERNATIONAL EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At May 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
E-Mini MSCI EAFE Index Future	24	06/16/23	$2,464,080	$(93,759)

Sector Name	% of Market Value
Financials	17.0%
Industrials	15.9
Health Care	13.2
Consumer Discretionary	12.0
Consumer Staples	9.8
Information Technology	8.2
Materials	7.1
Communication Services	4.5
Energy	4.0
Utilities	3.3
Real Estate	2.3
Securities Lending Reinvestment Vehicle	2.7
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 99.8%
Communication Services – 8.9%
18,316	Activision Blizzard, Inc.*	$ 1,468,943
150,358	Alphabet, Inc., Class A*	18,474,487
130,995	Alphabet, Inc., Class C*	16,160,853
179,920	AT&T, Inc.	2,830,142
2,650	Charter Communications, Inc., Class A*	864,298
105,457	Comcast Corp., Class A	4,149,733
6,500	Electronic Arts, Inc.	832,000
7,370	Fox Corp., Class A	229,944
3,291	Fox Corp., Class B	96,130
418	Liberty Broadband Corp., Class A*	30,878
2,914	Liberty Broadband Corp., Class C*	215,927
3,710	Live Nation Entertainment, Inc.*	296,577
7,021	Match Group, Inc.*	242,225
55,934	Meta Platforms, Inc., Class A*	14,806,848
10,974	Netflix, Inc.*	4,337,254
5,071	Omnicom Group, Inc.	447,212
12,268	Paramount Global, Class B	186,596
14,846	Pinterest, Inc., Class A*	355,413
8,853	ROBLOX Corp., Class A*	370,587
16,658	Sirius XM Holdings, Inc.(a)	59,302
24,535	Snap, Inc., Class A*	250,257
3,329	Spotify Technology SA*	495,688
4,214	Take-Two Interactive Software, Inc.*	580,394
14,163	T-Mobile US, Inc.*	1,943,872
11,176	Trade Desk, Inc. (The), Class A*	783,214
106,018	Verizon Communications, Inc.	3,777,421
46,112	Walt Disney Co. (The)*	4,056,012
56,232	Warner Bros Discovery, Inc.*	634,297
3,139	Warner Music Group Corp., Class A	76,749

		79,053,253

Consumer Discretionary – 10.5%
10,048	Airbnb, Inc., Class A*	1,102,969
226,892	Amazon.com, Inc.*	27,358,637
6,818	Aptiv PLC*	600,529
464	AutoZone, Inc.*	1,107,494
4,912	Best Buy Co., Inc.	356,955
949	Booking Holdings, Inc.*	2,380,823
1,638	Burlington Stores, Inc.*	246,454
5,193	Caesars Entertainment, Inc.*	212,965
3,977	CarMax, Inc.*	287,179
25,053	Carnival Corp.*	281,345
2,434	Chewy, Inc., Class A*	71,779

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
693	Chipotle Mexican Grill, Inc.*	$ 1,439,008
27,482	Coupang, Inc. (South Korea)*	428,719
3,041	Darden Restaurants, Inc.	482,059
95	Dillard’s, Inc., Class A	26,154
889	Domino’s Pizza, Inc.	257,677
6,626	DoorDash, Inc., Class A*	432,612
7,615	D.R. Horton, Inc.	813,587
13,533	eBay, Inc.	575,694
3,105	Etsy, Inc.*	251,660
3,715	Expedia Group, Inc.*	355,563
98,670	Ford Motor Co.	1,184,040
3,853	Garmin Ltd.	397,437
35,070	General Motors Co.	1,136,619
3,481	Genuine Parts Co.	518,425
3,222	Hasbro, Inc.	191,226
6,605	Hilton Worldwide Holdings, Inc.	899,073
25,581	Home Depot, Inc. (The)	7,250,934
8,244	Las Vegas Sands Corp.*	454,492
6,263	Lennar Corp., Class A	670,893
353	Lennar Corp., Class B	33,376
6,391	LKQ Corp.	337,125
15,044	Lowe’s Cos., Inc.	3,025,800
15,194	Lucid Group, Inc.*(a)	117,905
2,802	Lululemon Athletica, Inc.*	930,068
6,823	Marriott International, Inc., Class A	1,144,831
18,437	McDonald’s Corp.	5,256,573
1,125	MercadoLibre, Inc. (Brazil)*	1,393,875
7,700	MGM Resorts International	302,533
1,169	Mobileye Global, Inc., Class A (Israel)*(a)	52,102
30,774	NIKE, Inc., Class B	3,239,271
78	NVR, Inc.*	433,229
1,542	O’Reilly Automotive, Inc.*	1,392,904
5,322	PulteGroup, Inc.	351,678
15,697	Rivian Automotive, Inc., Class A*	231,217
8,466	Ross Stores, Inc.	877,247
5,558	Royal Caribbean Cruises Ltd.*	450,031
28,450	Starbucks Corp.	2,777,858
69,108	Tesla, Inc.*	14,093,194
29,074	TJX Cos., Inc. (The)	2,232,592
2,772	Tractor Supply Co.	580,984
1,244	Ulta Beauty, Inc.*	509,829
1,007	Vail Resorts, Inc.	244,902
1,342	Whirlpool Corp.	173,507
10,213	Yum China Holdings, Inc. (China)	576,626

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Consumer Discretionary – (continued)
7,048	Yum! Brands, Inc.	$ 907,007

		93,439,265

Consumer Staples – 6.7%
45,050	Altria Group, Inc.	2,001,121
13,728	Archer-Daniels-Midland Co.	969,883
7,709	Brown-Forman Corp., Class B	476,185
4,842	Campbell Soup Co.	244,763
6,150	Church & Dwight Co., Inc.	568,567
3,103	Clorox Co. (The)	490,833
98,267	Coca-Cola Co. (The)	5,862,609
20,951	Colgate-Palmolive Co.	1,558,335
11,984	Conagra Brands, Inc.	417,882
3,993	Constellation Brands, Inc., Class A	970,179
11,171	Costco Wholesale Corp.	5,714,637
5,497	Dollar General Corp.	1,105,392
4,934	Dollar Tree, Inc.*	665,498
5,399	Estee Lauder Cos., Inc. (The), Class A	993,578
14,798	General Mills, Inc.	1,245,400
3,701	Hershey Co. (The)	961,150
7,295	Hormel Foods Corp.	279,034
2,570	J M Smucker Co. (The)	376,736
6,447	Kellogg Co.	430,466
22,874	Keurig Dr Pepper, Inc.	711,839
8,496	Kimberly-Clark Corp.	1,140,843
19,853	Kraft Heinz Co. (The)	758,782
17,890	Kroger Co. (The)	810,954
6,333	McCormick & Co., Inc.	542,928
4,398	Molson Coors Beverage Co., Class B	272,016
34,319	Mondelez International, Inc., Class A	2,519,358
12,787	Monster Beverage Corp.*	749,574
34,737	PepsiCo, Inc.	6,334,292
39,088	Philip Morris International, Inc.	3,518,311
59,498	Procter & Gamble Co. (The)	8,478,465
12,799	Sysco Corp.	895,290
11,595	Target Corp.	1,518,133
7,094	Tyson Foods, Inc., Class A	359,240
17,968	Walgreens Boots Alliance, Inc.	545,688
35,867	Walmart, Inc.	5,267,786

		59,755,747

Shares	Description	Value

Common Stocks – (continued)
Energy – 4.0%
25,502	Baker Hughes Co.	$ 694,930
6,083	Cheniere Energy, Inc.	850,221
43,872	Chevron Corp.	6,608,001
30,748	ConocoPhillips	3,053,276
19,080	Coterra Energy, Inc.	443,610
16,379	Devon Energy Corp.	755,072
4,407	Diamondback Energy, Inc.	560,350
14,798	EOG Resources, Inc.	1,587,677
102,747	Exxon Mobil Corp.	10,498,688
22,742	Halliburton Co.	651,558
6,968	Hess Corp.	882,637
49,594	Kinder Morgan, Inc.	798,959
11,236	Marathon Petroleum Corp.	1,178,769
17,779	Occidental Petroleum Corp.	1,025,137
11,218	ONEOK, Inc.	635,612
11,693	Phillips 66	1,071,196
5,898	Pioneer Natural Resources Co.	1,176,297
35,783	Schlumberger NV	1,532,586
9,333	Valero Energy Corp.	999,004
30,710	Williams Cos., Inc. (The)	880,149

		35,883,729

Financials – 12.2%
14,001	Aflac, Inc.	899,004
6,525	Allstate Corp. (The)	707,636
6,817	Ally Financial, Inc.	181,809
14,938	American Express Co.	2,368,569
18,587	American International Group, Inc.	981,951
2,648	Ameriprise Financial, Inc.	790,349
5,124	Aon PLC, Class A	1,579,678
10,272	Apollo Global Management, Inc.	686,683
8,977	Arch Capital Group Ltd.*	625,697
5,294	Arthur J Gallagher & Co.	1,060,547
175,845	Bank of America Corp.	4,886,733
19,663	Bank of New York Mellon Corp. (The)	790,453
32,638	Berkshire Hathaway, Inc., Class B*	10,479,409
3,752	BlackRock, Inc.	2,467,128
17,730	Blackstone, Inc.	1,518,397
13,563	Block, Inc.*	819,070
9,498	Capital One Financial Corp.	989,787
2,655	Cboe Global Markets, Inc.	351,575
35,285	Charles Schwab Corp. (The)	1,859,167
10,399	Chubb Ltd.	1,932,134
3,884	Cincinnati Financial Corp.	374,806

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
47,657	Citigroup, Inc.	$ 2,112,158
12,185	Citizens Financial Group, Inc.	314,129
9,053	CME Group, Inc.	1,618,224
3,702	Coinbase Global, Inc., Class A*(a)	230,264
6,592	Discover Financial Services	677,262
976	Everest Re Group Ltd.	331,860
6,536	Fidelity National Financial, Inc.	223,139
14,907	Fidelity National Information Services, Inc.	813,475
17,071	Fifth Third Bancorp	414,313
15,692	Fiserv, Inc.*	1,760,486
1,799	FleetCor Technologies, Inc.*	407,563
7,167	Franklin Resources, Inc.	172,080
6,602	Global Payments, Inc.	644,949
2,385	Globe Life, Inc.	246,084
8,429	Goldman Sachs Group, Inc. (The)(b)	2,730,153
7,873	Hartford Financial Services Group, Inc. (The)	539,458
36,258	Huntington Bancshares, Inc.	373,820
2,459	Interactive Brokers Group, Inc., Class A	189,909
13,948	Intercontinental Exchange, Inc.	1,477,791
73,726	JPMorgan Chase & Co.	10,005,355
23,447	KeyCorp	218,995
16,476	KKR & Co., Inc.	848,349
4,844	Loews Corp.	271,264
4,218	M&T Bank Corp.	502,617
335	Markel Group, Inc.*	440,435
12,459	Marsh & McLennan Cos., Inc.	2,157,650
21,287	Mastercard, Inc., Class A	7,770,181
16,447	MetLife, Inc.	814,949
3,994	Moody’s Corp.	1,265,619
32,920	Morgan Stanley	2,691,539
1,961	MSCI, Inc.	922,709
8,610	Nasdaq, Inc.	476,564
5,237	Northern Trust Corp.	376,645
28,526	PayPal Holdings, Inc.*	1,768,327
10,061	PNC Financial Services Group, Inc. (The)	1,165,366
6,126	Principal Financial Group, Inc.	401,008
14,735	Progressive Corp. (The)	1,884,754
9,229	Prudential Financial, Inc.	726,230
4,923	Raymond James Financial, Inc.	444,793
23,546	Regions Financial Corp.	406,639
2,594	Rocket Cos., Inc., Class A*(a)	20,804
8,119	S&P Global, Inc.	2,983,164
8,669	State Street Corp.	589,665
10,969	Synchrony Financial	339,600

Shares	Description	Value

Common Stocks – (continued)
Financials – (continued)
5,563	T. Rowe Price Group, Inc.	$ 596,131
5,835	Travelers Cos., Inc. (The)	987,515
33,444	Truist Financial Corp.	1,019,039
37,287	US Bancorp	1,114,881
41,077	Visa, Inc., Class A	9,079,249
5,090	W R Berkley Corp.	283,411
95,201	Wells Fargo & Co.	3,789,952
2,672	Willis Towers Watson PLC	584,767

		108,575,865

Health Care – 13.7%
43,656	Abbott Laboratories	4,452,912
44,636	AbbVie, Inc.	6,157,983
7,450	Agilent Technologies, Inc.	861,742
1,809	Align Technology, Inc.*	511,332
3,120	Alnylam Pharmaceuticals, Inc.*	577,231
4,241	AmerisourceBergen Corp.	721,606
13,446	Amgen, Inc.	2,966,860
16,429	Avantor, Inc.*	327,594
12,737	Baxter International, Inc.	518,651
7,148	Becton Dickinson & Co.	1,728,100
3,623	Biogen, Inc.*	1,073,893
4,647	BioMarin Pharmaceutical, Inc.*	404,010
35,978	Boston Scientific Corp.*	1,852,147
52,942	Bristol-Myers Squibb Co.	3,411,582
6,497	Cardinal Health, Inc.	534,703
4,529	Catalent, Inc.*	168,615
13,883	Centene Corp.*	866,438
7,453	Cigna Group (The)	1,843,947
1,241	Cooper Cos., Inc. (The)	461,069
32,376	CVS Health Corp.	2,202,539
16,391	Danaher Corp.	3,763,701
9,715	Dexcom, Inc.*	1,139,181
15,231	Edwards Lifesciences Corp.*	1,282,907
5,976	Elevance Health, Inc.	2,676,172
21,363	Eli Lilly & Co.	9,174,554
9,180	GE HealthCare Technologies, Inc.	729,902
31,438	Gilead Sciences, Inc.	2,418,840
5,244	HCA Healthcare, Inc.	1,385,412
3,285	Henry Schein, Inc.*	242,762
6,181	Hologic, Inc.*	487,619
5,720	Horizon Therapeutics PLC*	572,172
3,148	Humana, Inc.	1,579,887

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care – (continued)
2,072	IDEXX Laboratories, Inc.*	$ 963,003
3,984	Illumina, Inc.*	783,454
4,701	Incyte Corp.*	289,347
8,791	Intuitive Surgical, Inc.*	2,706,221
4,572	IQVIA Holdings, Inc.*	900,273
65,696	Johnson & Johnson	10,186,822
2,230	Laboratory Corp. of America Holdings	473,942
3,454	McKesson Corp.	1,349,961
33,579	Medtronic PLC	2,778,998
64,054	Merck & Co., Inc.	7,072,202
549	Mettler-Toledo International, Inc.*	725,707
8,354	Moderna, Inc.*	1,066,889
141,798	Pfizer, Inc.	5,391,160
2,795	Quest Diagnostics, Inc.	370,757
2,602	Regeneron Pharmaceuticals, Inc.*	1,913,927
3,661	ResMed, Inc.	771,702
9,371	Royalty Pharma PLC, Class A	306,807
3,479	Seagen, Inc.*	680,840
2,499	STERIS PLC	499,725
7,966	Stryker Corp.	2,195,270
1,183	Teleflex, Inc.	277,709
9,718	Thermo Fisher Scientific, Inc.	4,941,214
23,459	UnitedHealth Group, Inc.	11,430,163
3,639	Veeva Systems, Inc., Class A*	602,982
6,482	Vertex Pharmaceuticals, Inc.*	2,097,381
30,139	Viatris, Inc.	275,772
1,480	Waters Corp.*	371,806
1,860	West Pharmaceutical Services, Inc.	622,412
5,299	Zimmer Biomet Holdings, Inc.	674,775
11,691	Zoetis, Inc.	1,905,750

		121,723,034

Industrials – 8.1%
13,854	3M Co.	1,292,717
3,150	A O Smith Corp.	201,411
5,789	AMETEK, Inc.	839,810
10,427	Automatic Data Processing, Inc.	2,179,139
15,099	Boeing Co. (The)*	3,105,864
2,948	Broadridge Financial Solutions, Inc.	432,531
21,038	Carrier Global Corp.	860,454
13,022	Caterpillar, Inc.	2,679,276
2,890	C.H. Robinson Worldwide, Inc.	273,221
2,182	Cintas Corp.	1,030,209

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
11,419	Copart, Inc.*	$ 1,000,190
10,168	CoStar Group, Inc.*	807,339
51,230	CSX Corp.	1,571,224
3,530	Cummins, Inc.	721,567
6,874	Deere & Co.	2,378,267
16,134	Delta Air Lines, Inc.*	586,148
3,514	Dover Corp.	468,522
9,992	Eaton Corp. PLC	1,757,593
14,379	Emerson Electric Co.	1,116,961
3,085	Equifax, Inc.	643,593
3,878	Expeditors International of Washington, Inc.	427,782
14,386	Fastenal Co.	774,686
5,823	FedEx Corp.	1,269,298
8,901	Fortive Corp.	579,544
5,698	General Dynamics Corp.	1,163,418
27,307	General Electric Co.	2,772,480
16,857	Honeywell International, Inc.	3,229,801
7,680	Illinois Tool Works, Inc.	1,679,846
10,206	Ingersoll Rand, Inc.	578,272
2,073	J.B. Hunt Transport Services, Inc.	346,129
17,228	Johnson Controls International PLC	1,028,512
4,782	L3Harris Technologies, Inc.	841,249
3,439	Leidos Holdings, Inc.	268,448
6,439	Lockheed Martin Corp.	2,858,980
5,672	Masco Corp.	274,071
5,742	Norfolk Southern Corp.	1,195,370
3,834	Northrop Grumman Corp.	1,669,669
2,415	Old Dominion Freight Line, Inc.	749,713
10,468	Otis Worldwide Corp.	832,311
13,016	PACCAR, Inc.	895,240
3,222	Parker-Hannifin Corp.	1,032,458
8,123	Paychex, Inc.	852,346
1,293	Paycom Software, Inc.	362,208
3,582	Quanta Services, Inc.	636,092
36,943	Raytheon Technologies Corp.	3,403,928
5,217	Republic Services, Inc.	738,884
2,895	Rockwell Automation, Inc.	806,547
5,967	Rollins, Inc.	234,622
1,319	Snap-on, Inc.	328,246
14,956	Southwest Airlines Co.	446,736
5,523	SS&C Technologies Holdings, Inc.	303,544
3,823	Stanley Black & Decker, Inc.	286,610
5,162	Textron, Inc.	319,373
5,769	Trane Technologies PLC	941,674

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Industrials – (continued)
1,296	TransDigm Group, Inc.	$ 1,002,650
4,859	TransUnion	349,751
48,827	Uber Technologies, Inc.*	1,852,008
15,421	Union Pacific Corp.	2,968,851
8,222	United Airlines Holdings, Inc.*	390,257
18,297	United Parcel Service, Inc., Class B	3,055,599
1,743	United Rentals, Inc.	581,796
3,882	Verisk Analytics, Inc.	850,585
10,286	Waste Management, Inc.	1,665,509
4,503	Westinghouse Air Brake Technologies Corp.	417,113
1,024	W.W. Grainger, Inc.	664,596
4,518	Xylem, Inc.	452,704

		72,325,542

Information Technology – 28.5%
16,716	Accenture PLC, Class A	5,113,759
11,502	Adobe, Inc.*	4,805,421
40,369	Advanced Micro Devices, Inc.*	4,772,019
3,879	Akamai Technologies, Inc.*	357,333
3,050	Amdocs Ltd.	287,218
14,696	Amphenol Corp., Class A	1,108,813
12,726	Analog Devices, Inc.	2,261,283
2,189	ANSYS, Inc.*	708,338
376,099	Apple, Inc.	66,663,548
21,284	Applied Materials, Inc.	2,837,157
5,929	Arista Networks, Inc.*	986,230
3,779	Atlassian Corp., Class A*	683,205
5,418	Autodesk, Inc.*	1,080,295
10,293	Broadcom, Inc.	8,316,332
6,803	Cadence Design Systems, Inc.*	1,570,881
3,415	CDW Corp.	586,321
103,395	Cisco Systems, Inc.	5,135,630
7,076	Cloudflare, Inc., Class A*	489,376
12,847	Cognizant Technology Solutions Corp., Class A	802,809
21,325	Corning, Inc.	657,023
5,416	Crowdstrike Holdings, Inc., Class A*	867,264
7,170	Datadog, Inc., Class A*	680,505
6,312	Dell Technologies, Inc., Class C	282,841
5,028	DocuSign, Inc.*	283,579
3,331	Enphase Energy, Inc.*	579,194
1,409	EPAM Systems, Inc.*	361,578
619	Fair Isaac Corp.*	487,568

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
17,047	Fortinet, Inc.*	$ 1,164,822
1,932	Gartner, Inc.*	662,406
15,597	Gen Digital, Inc.	273,571
1,908	GLOBALFOUNDRIES, Inc.*	111,294
32,591	Hewlett Packard Enterprise Co.	469,962
24,834	HP, Inc.	721,676
1,186	HubSpot, Inc.*	614,336
104,404	Intel Corp.	3,282,462
22,893	International Business Machines Corp.	2,943,811
6,887	Intuit, Inc.	2,886,479
4,482	Keysight Technologies, Inc.*	725,188
3,491	KLA Corp.	1,546,478
3,395	Lam Research Corp.	2,093,696
21,545	Marvell Technology, Inc.	1,260,167
13,552	Microchip Technology, Inc.	1,019,924
27,514	Micron Technology, Inc.	1,876,455
185,280	Microsoft Corp.	60,844,099
1,700	MongoDB, Inc.*	499,443
4,206	Motorola Solutions, Inc.	1,185,756
5,390	NetApp, Inc.	357,626
59,874	NVIDIA Corp.	22,652,729
3,775	Okta, Inc.*	343,147
10,864	ON Semiconductor Corp.*	908,230
39,023	Oracle Corp.	4,134,097
44,527	Palantir Technologies, Inc., Class A*	654,992
7,517	Palo Alto Networks, Inc.*	1,604,053
28,113	QUALCOMM, Inc.	3,188,295
2,673	Roper Technologies, Inc.	1,214,130
24,428	Salesforce, Inc.*	5,456,727
4,852	Seagate Technology Holdings PLC	291,605
5,115	ServiceNow, Inc.*	2,786,550
4,002	Skyworks Solutions, Inc.	414,247
6,889	Snowflake, Inc., Class A*	1,139,165
3,845	Splunk, Inc.*	381,770
3,823	Synopsys, Inc.*	1,739,312
7,974	TE Connectivity Ltd.	976,656
3,925	Teradyne, Inc.	393,246
22,805	Texas Instruments, Inc.	3,965,333
6,211	Trimble, Inc.*	289,867
4,455	Twilio, Inc., Class A*	310,157
6,039	Unity Software, Inc.*	179,479
2,299	VeriSign, Inc.*	513,413
5,471	VMware, Inc., Class A*	745,643
8,049	Western Digital Corp.*	311,738

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Information Technology – (continued)
5,109	Workday, Inc., Class A*	$ 1,083,057
1,291	Zebra Technologies Corp., Class A*	338,978
5,414	Zoom Video Communications, Inc., Class A*	363,442
2,190	Zscaler, Inc.*	296,701

		253,981,930

Materials – 2.3%
5,523	Air Products and Chemicals, Inc.	1,486,460
2,952	Albemarle Corp.	571,301
37,205	Amcor PLC	358,656
7,824	Ball Corp.	400,276
2,732	Celanese Corp.	284,183
17,976	Corteva, Inc.	961,536
17,779	Dow, Inc.	867,260
10,577	DuPont de Nemours, Inc.	710,669
2,981	Eastman Chemical Co.	229,805
6,364	Ecolab, Inc.	1,050,378
3,149	FMC Corp.	327,748
35,976	Freeport-McMoRan, Inc.	1,235,416
6,429	International Flavors & Fragrances, Inc.	496,897
8,747	International Paper Co.	257,512
12,369	Linde PLC	4,374,420
6,445	LyondellBasell Industries NV, Class A	551,305
1,561	Martin Marietta Materials, Inc.	621,340
8,460	Mosaic Co. (The)	270,382
20,021	Newmont Corp.	811,852
6,346	Nucor Corp.	838,053
2,235	Packaging Corp. of America	277,207
5,927	PPG Industries, Inc.	778,156
5,990	Sherwin-Williams Co. (The)	1,364,402
2,152	Southern Copper Corp. (Mexico)	143,689
3,343	Vulcan Materials Co.	653,556

		19,922,459

Real Estate – 2.3%
4,319	Alexandria Real Estate Equities, Inc. REIT	490,034
11,741	American Tower Corp. REIT	2,165,510
3,523	AvalonBay Communities, Inc. REIT	612,932
7,788	CBRE Group, Inc., Class A*	583,477
10,892	Crown Castle, Inc. REIT	1,233,083
7,339	Digital Realty Trust, Inc. REIT	751,954
2,334	Equinix, Inc. REIT	1,740,114
9,397	Equity Residential REIT	571,338

Shares	Description	Value

Common Stocks – (continued)
Real Estate – (continued)
1,618	Essex Property Trust, Inc. REIT	$ 349,585
3,358	Extra Space Storage, Inc. REIT	484,459
13,770	Healthpeak Properties, Inc. REIT	274,849
17,802	Host Hotels & Resorts, Inc. REIT	295,513
14,429	Invitation Homes, Inc. REIT	488,854
7,283	Iron Mountain, Inc. REIT	389,058
2,926	Mid-America Apartment Communities, Inc. REIT	430,298
23,230	Prologis, Inc. REIT	2,893,296
3,981	Public Storage REIT	1,127,817
16,663	Realty Income Corp. REIT	990,449
2,692	SBA Communications Corp. REIT	597,032
8,134	Simon Property Group, Inc. REIT	855,290
8,261	UDR, Inc. REIT	327,714
10,068	Ventas, Inc. REIT	434,333
25,299	VICI Properties, Inc. REIT	782,498
12,379	Welltower, Inc. REIT	923,597
18,453	Weyerhaeuser Co. REIT	528,863
5,265	W.P. Carey, Inc. REIT	365,180

		20,687,127

Utilities – 2.6%
6,332	Alliant Energy Corp.	325,845
6,582	Ameren Corp.	533,603
12,983	American Electric Power Co., Inc.	1,079,147
4,906	American Water Works Co., Inc.	708,672
3,628	Atmos Energy Corp.	418,236
1,786	Avangrid, Inc.	67,029
15,886	CenterPoint Energy, Inc.	448,144
7,323	CMS Energy Corp.	424,587
8,956	Consolidated Edison, Inc.	835,595
8,262	Constellation Energy Corp.	694,173
21,069	Dominion Energy, Inc.	1,059,349
5,160	DTE Energy Co.	555,216
19,424	Duke Energy Corp.	1,734,369
9,652	Edison International	651,703
5,318	Entergy Corp.	522,228
5,719	Evergy, Inc.	330,844
8,781	Eversource Energy	607,909
25,052	Exelon Corp.	993,312
14,439	FirstEnergy Corp.	539,874
50,980	NextEra Energy, Inc.	3,744,991
10,386	NiSource, Inc.	279,279

GOLDMAN SACHS MARKETBETA® U.S. EQUITY ETF

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Utilities – (continued)
39,464	PG&E Corp.*	$ 668,520
18,597	PPL Corp.	487,241
12,584	Public Service Enterprise Group, Inc.	751,894
7,938	Sempra Energy	1,139,341
27,425	Southern Co. (The)	1,912,894
7,952	WEC Energy Group, Inc.	694,607
13,874	Xcel Energy, Inc.	905,833

		23,114,435

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $832,652,664)		$888,462,386

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
479,344	5.003%	$ 479,344
(Cost $479,344)

TOTAL INVESTMENTS – 99.9%
(Cost $833,132,008)		$888,941,730

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,430,142

NET ASSETS – 100.0%		$890,371,872

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.

Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of May 31, 2023:

MARKETBETA® EMERGING MARKETS EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$689,614	$—	$—
Asia	21,465,089	693,041	1,089
Europe	216,052	—	—
North America	999,799	—	—
Oceania	41,212	—	—
South America	1,189,037	333,248	—
Securities Lending Reinvestment Vehicle	48,497	—	—

Total	$24,649,300	$1,026,289	$1,089

MARKETBETA® INTERNATIONAL EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$855,210	$—	$—
Asia	123,775,585	—	7,924
Europe	215,267,151	1,568,738	—
North America	29,543,763	368,796	—
Oceania	33,247,900	—	—
South America	307,655	—	—
Securities Lending Reinvestment Vehicle	11,106,771	—	—

Total	$414,104,035	$1,937,534	$7,924

Derivative Type

Liabilities(b)
Futures Contracts	$(93,759)	$—	$—

MARKETBETA® U.S. EQUITY ETF

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$1,057,448	$—	$—
North America	886,011,063	—	—
South America	1,393,875	—	—
Securities Lending Reinvestment Vehicle	479,344	—	—

Total	$888,941,730	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Securities Lending — The Funds may lend their securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including, but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Index Risk — Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. A Fund will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the applicable Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.

GOLDMAN SACHS MARKETBETA® ETFS

Schedule of Investments (continued)

May 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Trading Risk — Each Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.

Tracking Error Risk — Tracking error is the divergence of a Fund’s performance from that of its Index. The performance of a Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, a Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements. Unlike a Fund, the returns of an Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.